Registration No. 33-11158

==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                     POST-EFFECTIVE AMENDMENT NO.    12

                                       TO

                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933

                     OF SECURITIES OF UNIT INVESTMENT TRUST

                            REGISTERED ON FORM N-8B-2



ALLIANZ LIFE VARIABLE ACCOUNT A

-------------------------------
(Exact Name of Trust)


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

-----------------------------------------------
(Name of Depositor)


1750 Hennepin Avenue, Minneapolis, MN                55403-2195
-----------------------------------------------      ----------
(Address of Depositor's Principal Executive Offices) (Zip Code)


Name and Address of Agent for Service
-------------------------------------
Michael T. Westermeyer
Allianz Life Insurance Company of North America
1750 Hennepin Avenue
Minneapolis, MN  55403-2195

Copies to:
Judith A. Hasenauer
Blazzard, Grodd & Hasenauer, P.C.
P.O. Box 5108
Westport, CT 06881
(203) 226-7866


Title and amount of Securities being Registered:
    Individual Flexible Premium Variable Life Insurance Policies.


It is proposed that this filing will become effective:

     ___  immediately  upon filing  pursuant to paragraph(b) of Rule 485
     _X_  on May 1, 1998  pursuant to paragraph (b) of Rule 485
     ___  60 days after filing pursuant  to  paragraph  (a)(1)  of Rule  485
     ___  on  (date)  pursuant  to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.





                    CROSS REFERENCE TO ITEMS REQUIRED

                            BY FORM N-8B-2

N-8B-2 ITEM                           CAPTION ON PROSPECTUS
-----------                           ---------------------

1                                     The Company, The Variable Account

2                                     The Company

3                                     Not Applicable

4                                     Distribution of the Policy

5                                     The Variable Account

6(a)                                  Not Applicable
 (b)                                  Not Applicable

9                                     Not Applicable

10                                    Premium Payments

11                                    Franklin Valuemark Funds

12                                    Franklin Valuemark Funds

13                                    Deductions and Charges

14                                    Premium Payments

15                                    The Variable Account

16                                    Franklin Valuemark Funds

17                                    Account Value, Cash  Surrender Value
                                       and Transfer Rights

18                                    Premium Payments

19                                    Not Applicable

20                                    Not Applicable

21                                    Not Applicable

22                                    Not Applicable

23                                    Not Applicable

24                                    Not Applicable

25                                    The Company

26                                    The Company

27                                    The Company

28                                    The Company

29                                    The Company

30                                    The Company

31                                    Not Applicable

32                                    Not Applicable

33                                    Not Applicable

34                                    Not Applicable

35                                    The Company

37                                    Not Applicable

38                                    Distribution of the Policy

39                                    Distribution of the Policy

40                                    Not Applicable

41(a)                                 Distribution of the Policy

42                                    Not Applicable

43                                    Not Applicable

44                                    Premium Payments

45                                    Not Applicable

46                                    Account Value, Cash Surrender Value
                                       and Transfer Rights

47                                    Not Applicable

48                                    Not Applicable

49                                    Not Applicable

50                                    Not Applicable

51                                    The Company

52                                    Franklin Valuemark Funds

53                                    Federal Tax Status

54                                    Financial Statements

55                                    Not Applicable

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


                 FLEXIBLE-PREMIUM VARIABLE LIFE INSURANCE POLICY


             ISSUED BY:                         ADMINISTERED BY:
             Allianz Life Insurance Company     Allianz Life ValueLife
               of North America                   Service Center
             1750 Hennepin Avenue               c/o CSC Financial Services Group
             Minneapolis, MN 55403              2323 Bryan Street, Suite 1100
            (800) 542-5427                      Dallas, TX 75201
                                                       or
                                                P.O. Box 219066
                                                Dallas, TX 75221
                                                (800) 525-7330

     This Prospectus describes a flexible-premium variable life insurance policy ("Policy") offered by Allianz Life Insurance Company of North America ("Company"). The Policy has been designed to be used in connection with estate planning and other insurance needs of individuals.

     Upon acceptance, premiums will be allocated to the Fixed Option or Allianz Life Variable Account A ("Variable Account"), a separate account of the Company. The Variable Account is divided into Policy Sub-Accounts. Each Policy Sub-Account invests in one Portfolio of Franklin Valuemark Funds ("Trust"). The Trust is a series fund with twenty-five Portfolios, seventeen of which are currently available in connection with the Policy: the Global Utilities Securities Fund, the Growth and Income Fund, the High Income Fund, the Income Securities Fund, the Money Market Fund, the Mutual Shares Securities Fund, the Natural Resources Securities Fund, the Real Estate Securities Fund, the Rising Dividends Fund, the Small Cap Fund, the Templeton Developing Markets Equity Fund, the Templeton Global Asset Allocation Fund, the Templeton Global Growth Fund, the Templeton Global Income Securities Fund, the Templeton International Equity Fund, the Templeton Pacific Growth and the U.S. Government Securities Fund. Prior to May 1, 1998, the Global Utilities Securities Fund was known as the Utility Equity Fund. See "Summary" and "Federal Tax Status-Diversification" for a discussion of owner control of the underlying investments in a variable life policy.


     The Owner of the Policy bears the complete investment risk for all amounts allocated to the Variable Account. The Cash Value and under certain circumstances, the Death Benefit of the Policy may increase or decrease depending on the investment experience of the Variable Account.


     IT MAY NOT BE ADVANTAGEOUS TO PURCHASE THE POLICY AS A REPLACEMENT FOR ANOTHER TYPE OF LIFE INSURANCE. IT ALSO MAY NOT BE ADVANTAGEOUS TO PURCHASE FLEXIBLE-PREMIUM VARIABLE LIFE INSURANCE TO OBTAIN ADDITIONAL INSURANCE PROTECTION IF THE PURCHASER ALREADY OWNS ANOTHER FLEXIBLE-PREMIUM LIFE INSURANCE POLICY.


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, COUNTRY, OR JURISDICTION IN WHICH THE OFFERING IS UNAUTHORIZED. NO SALES REPRESENTATIVE, DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

THIS PROSPECTUS MUST BE ACCOMPANIED BY OR PRECEDED BY A CURRENT PROSPECTUS FOR FRANKLIN VALUEMARK FUNDS.


Dated: May 1, 1998



                               TABLE OF CONTENTS

                                                             PAGE

DEFINITIONS................................................     1

SUMMARY....................................................     2

THE COMPANY................................................     4

THE VARIABLE ACCOUNT.......................................     4

FRANKLIN VALUEMARK FUNDS...................................     4
    General................................................     5
    Substitution of Securities.............................     5

PREMIUM PAYMENTS...........................................     5
    General................................................     5
    Planned Periodic Premiums..............................     5
    Unscheduled Premiums...................................     5
    Grace Period...........................................     5
    Reinstatement..........................................     6
    Allocation of Premium..................................     7
    Dollar Cost Averaging..................................     7

DEDUCTIONS AND CHARGES.....................................     7
    Mortality and Expense Risk Charge......................     7
    Administrative Charges.................................     8
    Insurance Risk Charges.................................     8
    Charges for Additional Benefit Riders..................     9
    Surrender Charges......................................     9
    Partial Surrender Fee..................................     9
    Premium Taxes..........................................    10
    Transfer Fee...........................................    10
    Income Tax Charge......................................    10

    Portfolio Annual Expenses..............................    11


DEATH BENEFIT..............................................    12
    Death Benefit..........................................    12
    Change in Death Benefit................................    12
    Change in Face Amount..................................    12
        Face Amount Increase...............................    12
        Face Amount Decrease...............................    13
    Guaranteed Death Benefit Rider.........................    13
    Accelerated Benefit Rider..............................    14

POLICY ACCOUNT, CASH VALUE, NET CASH
    VALUE, TRANSFER RIGHTS
    AND SURRENDERS.........................................    14
    Policy Account.........................................    14

    Method of Determining Policy Sub-
        Account Values.....................................    14

    Cash Value, Net Cash Value.............................    14
    Transfer Rights........................................    14
    Partial Surrenders.....................................    15
    Full Surrenders........................................    16

LOAN PROVISIONS............................................    16
    Policy Loans...........................................    16
    Loan Interest Charged..................................    16
    Loan Limit.............................................    17
    Security...............................................    17
    Restrictions on Making Loans...........................    17
    Repaying Policy Debt...................................    17
    Limit on Policy Debt...................................    17

OWNERSHIP..................................................    17
    Transfer of Ownership..................................    18
    Assignment.............................................    18

BENEFICIARY PROVISIONS.....................................    18

DELAY OF PAYMENTS..........................................    18

MANAGEMENT OF THE COMPANY..................................    19


FEDERAL TAX STATUS.........................................    20


    Introduction...........................................    20
    Diversification........................................    20
    Tax Treatment of the Policy............................    21
    Policy Proceeds........................................    21
    Tax Treatment of Loans and
        Surrenders.........................................    21
    Multiple Policies......................................    22
    Tax Treatment of Assignments...........................    22
    Qualified Plans........................................    22

VARIABLE ACCOUNT VOTING PRIVILEGES.........................    23
    Disregard of Voting Instructions.......................    23

DISTRIBUTION OF THE POLICY.................................    23

REPORTS TO OWNERS..........................................    23

LEGAL PROCEEDINGS..........................................    24

EXPERTS....................................................    24

LEGAL OPINIONS.............................................    24

FINANCIAL STATEMENTS.......................................    24

APPENDIX A -- ILLUSTRATION OF
    POLICY VALUES...........................................   A-1




                                   DEFINITIONS

Annual Guaranteed Coverage Premium. The Annual Guaranteed Coverage Premium is equal to twelve times the Guaranteed Coverage Premium.

Beneficiary, Contingent Beneficiary. The person or persons who will receive any death benefit proceeds. The Primary Beneficiary and the Contingent Beneficiary, if any, are named in the application, unless changed. The Contingent Beneficiary, if any, will become the Beneficiary should the Primary Beneficiary die prior to the date of death of the Insured.

Cash Value.  The Policy Account minus the Surrender Charge.

Company.  Allianz Life Insurance Company of North America.

Death Benefit. The amount to be paid to the Beneficiary upon the death of the Insured.

Eligible Investment.  Those investments available under the Policy.

Face Amount of Insurance. The amount of coverage chosen by the Owner used to determine the Death Benefit. The minimum Face Amount is $100,000.


Fixed Option (referred to in the Policy as the "Fixed Account"). The Company's general investment account which contains all the assets of the Company with the exception of the Variable Account and other segregated asset accounts.


Guaranteed Coverage Premium. The Guaranteed Coverage Premium is a monthly target premium amount which will vary by the issue age, sex, and underwriting classification of the Insured as well as the amount and type of coverage involved. There is a distinct Guaranteed Coverage Premium for the base policy (death benefit) as well as each rider attached to the base policy.

Insurance Risk Amount.  The excess of the Death Benefit over the Policy Account.

Insured. The person whose life is covered by the Policy. The Insured is named on the Coverage Page of the Policy.

Issue Date. The date when the Insured's life is covered under the Policy. The Issue Date is shown on the Coverage Page of the Policy.

Maturity Benefit. An amount equal to the Policy Account less any outstanding Policy Debt. This amount will be paid to the Owner on the Maturity Date.

Maturity Date. The last date on which premiums can be paid and coverage continued under the Policy.

Net Cash Value.  The Cash Value minus any Policy Debt.

Owner. The person having all rights under the Policy. The Owner as of the Issue Date is named on the Coverage Page of the Policy.


Policy Account. The sum of the amounts in the Fixed Option and in the Policy Sub-Accounts of the Variable Account under the Policy.


Policy Debt. The total of any outstanding loans made on the Policy, including interest paid in advance for the current Policy Year.

Policy Month. The first Policy Month starts on the Issue Date. Future Policy Months start on the same day in each subsequent month, known as a Monthly Anniversary Date.

Policy Year, Policy Anniversary. The first Policy Year starts on the Issue Date. Future Policy Years start on the same day and month in each subsequent year, known as a Policy Anniversary.

Reallocation Date. The date thirty (30) days after the Policy is released to an active status in the Company's processing system.

Service Office.  The Company's ValueLife Service Center shown on the cover page.


Policy Sub-Account (referred to in the Policy as "Sub-Account"). A segment of the Variable Account. Each Policy Sub-Account is invested in shares of a Portfolio of an Eligible Investment.


Surrender Charge Premium. The Surrender Charge Premium is equal to the Annual Guaranteed Coverage Premium for the base policy death benefit coverage of a standard mortality risk. The Surrender Charge Premium will vary with the issue age, sex, and smoking classification of the Insured as well as the face amount of the base policy.

Total Guaranteed Coverage Premium. The Total Guaranteed Coverage Premium is the sum of the Guaranteed Coverage Premium of the base policy and the Guaranteed Coverage Premium of any riders attached to the base policy. During the first ten years after the policy is issued the Total Guaranteed Coverage Premium is used in the calculation of the Minimum Required Premium to keep the policy in force.

Valuation Date. The Variable Account will be valued each day that the New York Stock Exchange is open for trading which is Monday through Friday, except for normal business holidays.

Valuation Period. The period commencing at the close of business of the New York Stock Exchange on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

Variable Account. A separate account maintained by the Company into which premiums for the Policy and certain other policies are allocated. The Variable Account has been designated "Allianz Life Variable Account A".


                                     SUMMARY

THE POLICY

     The Policy described in this Prospectus is a flexible-premium variable life insurance policy. The Policy is "flexible" because unlike the fixed premium and benefits of an ordinary whole life insurance policy, the frequency and amount of premium payments can vary, the Owner can choose between death benefit options and can increase or decrease the amount of insurance coverage, all within the same policy of insurance.

     The Policy is "variable" because the Policy Account, when allocated to the Variable Account, and under certain circumstances the death benefit under the Policy, may increase or decrease depending upon the investment results of the selected Eligible Investments or Portfolios within an Eligible Investment.

     There are two death benefit options: Option A and Option B. If Death Benefit Option A is in effect, the Death Benefit is the greater of the total Face Amount at the beginning of the Policy Month when the death occurs or the Policy Account on the date of death multiplied by the applicable factor. Under this option, the amount of the Death Benefit is fixed, except when it is determined by such a percentage. If Death Benefit Option B is in effect, the Death Benefit is the greater of the total Face Amount at the beginning of the Policy Month when the death occurs plus the Policy Account on the date of death or the Policy Account on the date of death multiplied by the applicable factor. Under this option, the amount of the Death Benefit is variable. The Owner may change the death benefit option which was selected.

     During the life of the Insured, the Owner can surrender the Policy for all or part of its Net Cash Value.

     The Owner may obtain a Policy Loan, using the Policy Cash Value as security.

     The Company makes available a number of riders that can be elected to meet a variety of needs of the Insured. See "Death Benefit" section for a description of the Guaranteed Death Benefit Rider and the Accelerated Benefit Rider.


     The Policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"). However, the law in this regard is very complex and unclear. While every attempt has been made to comply, there is the risk that the Internal Revenue Service will not concur with the Company's interpretations of Section 7702 that were made in determining such compliance. Furthermore, under certain circumstances, the Policy could be treated as a "modified endowment contract" under Section 7702A of the Code. For a further discussion, see "Federal Tax Status -- Tax Treatment of the Policy."



THE VARIABLE ACCOUNT


     The Variable Account is a separate account of the Company which was established to hold the investments which underlie the Policy. The Variable Account is divided into Policy Sub-Accounts. Each of the Policy Sub-Accounts is invested solely in the shares of one of the Portfolios of the Trust. (See "Franklin Valuemark Funds.")

     The Treasury Department has indicated that guidelines may be forthcoming under which a variable life insurance policy will not be treated as life insurance for tax purposes if the Owner of the Policy has excessive control over the investments underlying the Policy. The issuance of such guidelines may require the Company to impose limitations on the Owner's right to control the investment. It is not known whether any such guidelines would have a retroactive effect. (See "Federal Tax Status -- Diversification.")



DEDUCTIONS AND CHARGES

     The Company makes certain deductions from premiums, the Policy Account and from the assets of the Variable Account. These deductions are made for premium taxes, for mortality and expense risks, for administrative expenses, for sales charges and for providing life insurance protection. These deductions can be summarized as follows:


               Charge for Premium Taxes. This charge is for state and local premium taxes (in states which charge a premium tax) and is deducted from each premium payment. The charge is equal to 2.5% of each premium payment and approximates the average expenses to the Company associated with premium taxes. See "Deductions and Charges -- Premium Taxes."

               Mortality and Expense Risk Charge. This risk charge is guaranteed not to exceed, on an annual basis, 0.90% of the average daily net assets of each Policy Sub-Account and is deducted from the Policy Sub-Account on each Valuation Date. The current risk charge is equal, on an annual basis, to 0.60% of the average daily net assets of each Policy Sub-Account.

               Administrative Charges. These charges are equal to:


                    a) on an annual basis, 0.15% of the average daily net assets of each Policy Sub-Account and is deducted from the Policy Sub-Account on each Valuation Date; plus

                    b) $20 per Policy Month for the first  Policy  Year,  and $9 per Policy Month guaranteed thereafter. Currently, the charge is $5 per Policy Month after the first Policy Year. These amounts are deducted from the Policy Account on the Monthly Anniversary Date.

     Charges for Additional Benefit Riders. The amount of the charge, if any, each Policy Month for additional benefit riders is determined in accordance with the rider and is shown on the Coverage Page of the Policy.

     Insurance Risk Charge. On each Monthly Anniversary Date, the Company deducts from the Policy Account the cost of insurance for the next Policy Month. This charge provides death benefit protection for the following Policy Month.

     Surrender Charges. A Surrender Charge may be deducted in the event of a full or partial surrender. The Surrender Charges contain: a Deferred Administrative Expense and a Deferred Sales Load. The Deferred Administrative Expense is $5.00 per $1,000 of Face Amount of Insurance for the first three Policy Years, then grades linearly to zero over Policy Years 4 through 13. The Deferred Sales Load is the lesser of 30% of the Surrender Charge Premium, plus 5% of all premiums over the Surrender Charge Premium (SCP), or the following percentage of SCP.


YEARS                                                    % OF SCP
-----                                                    --------
1-8...................................................       65%
 9....................................................       60%
10....................................................       55%
11....................................................       44%
12....................................................       33%
13....................................................       22%
14....................................................       11%
15+...................................................        0%


     The Surrender Charge Premium (SCP) is equal to the Annual Guaranteed Coverage Premium for the base policy death benefit coverage of a standard mortality risk. The SCP will vary with the issue age, sex, and smoking classification of the Insured as well as the face amount of the base policy.

     For some higher issue ages, the Standard Non-Forfeiture Law of the state where the Policy is delivered may limit Surrender Charges to amounts less than those defined above. A Surrender Charge may also be deducted in the event of a decrease in Face Amount.

          Partial Surrender Fee. If the Owner surrenders only a portion of the Net Cash Value at any time during the Insured's lifetime, there is an administrative fee assessed which is currently equal to the lesser of $25 or 2% of the Partial Surrender Amount. A Partial Surrender that does not exceed 10% of the Net Cash Value may be made once each Policy Year without incurring a Surrender Charge or the Partial Surrender Fee.


          Transfer Fee. The Owner may transfer values from one Policy Sub-Account to another or to or from the Fixed Option. The first 12 transfers in a Policy Year are free. The fee for each additional transfer is the lesser of $25 or 2% of the amount transferred. Prescheduled automatic dollar cost averaging transfers are not counted.

          Other Expenses. The managers and administrators for each Portfolio in the Trust are paid fees for their services based upon each Portfolio's net assets. (See "Deductions and Charges -- Portfolio Annual Expenses" in this Prospectus and the Prospectus for the Trust).


RIGHT TO EXAMINE


     The Policy may be cancelled by returning it with a written request for cancellation to the Company at its ValueLife Service Center by the later of: (a) the 20th day after the Owner receives it; or (b) the 45th day after the application was signed. If this is done, the Company will refund any premium paid. Prior to the Reallocation Date, premiums will be allocated to the Money Market Sub-Account. On the Reallocation Date, the amount in the Money Market Sub-Account will be allocated to the Policy Sub-Accounts of the Variable Account and to the unloaned portion of the Fixed Option according to the allocation percentages on the application. This transfer does not count in determining the applicability of the transfer fee. The Reallocation Date is the date 30 days after the Policy is released to an active status in the Company's processing system.



CHANGE IN PLAN

     The Owner may exchange the Policy for a similar one for another plan of insurance. Any such change of plan is subject to the Company's approval and the requirements and payment it may determine.


                                   THE COMPANY

     Allianz Life Insurance Company of North America (the "Company") is a stock life insurance company organized under the laws of the state of Minnesota in 1896. The Company is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding ("Allianz"). Allianz is headquartered in Munich, Germany, and has sales outlets throughout the world. The Company offers fixed and variable life insurance and annuities, and group life, accident and health insurance.

     NALAC Financial Plans, LLC is a wholly-owned subsidiary of the Company. It provides marketing services for the Company and is the principal underwriter of the Policy. NALAC Financial Plans, LLC is reimbursed for expenses incurred in the distribution of the Policies.


     The Company provides administration for the Policy at its ValueLife Service
Center: c/o CSC Financial Services Group, 2323 Bryan Street, Suite 1100, Dallas, TX 75201 or P.O. Box 219066, Dallas, TX 75221, (800) 525-7330.



                              THE VARIABLE ACCOUNT

     The Board of Directors of the Company established the Variable Account on May 31, 1985. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act").

     The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account equal to the reserves and other policy liabilities with respect to the Variable Account are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Policies, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. The Company's obligations arising under the Policies are general corporate obligations.

     The Variable Account meets the definition of a "separate account" under the federal securities laws.


     The Variable Account is divided into Policy Sub-Accounts with the assets of each Policy Sub-Account invested in one of the Portfolios of Franklin Valuemark Funds.



                            FRANKLIN VALUEMARK FUNDS


     Franklin Valuemark Funds ("Trust") is comprised of twenty-five Portfolios, seventeen of which are currently available in connection with the Policies described in this Prospectus. The Trust is an open-end management investment company registered under the 1940 Act. The investment objectives of each Portfolio and a discussion of potential risks are found in the prospectus for the Trust which is included with this Prospectus.

     PURCHASERS SHOULD READ THIS PROSPECTUS AND THE ACCOMPANYING PROSPECTUS FOR THE TRUST CAREFULLY BEFORE INVESTING. CERTAIN PORTFOLIOS CONTAINED IN THE TRUST PROSPECTUS ARE NOT AVAILABLE UNDER THE POLICIES OFFERED BY THIS PROSPECTUS.

     Investment managers for each Portfolio are listed in the table below and are as follows: Franklin Advisers, Inc. (FA), Franklin Advisory Services, Inc.
(FAS),  Franklin Mutual  Advisers,  Inc. (FMA),  Templeton Asset Management Ltd.
(TAM), and Templeton Global Advisors Limited (TGA). Certain managers have retained one or more affiliated subadvisers.



     The following is a list of the Portfolios available under the Policy:


                                                                  INVESTMENT
AVAILABLE PORTFOLIOS                                               MANAGERS
------------------------------------------------------------------------------
PORTFOLIO SEEKING STABILITY
OF PRINCIPAL AND INCOME
    Money Market Fund.......................................          FA
PORTFOLIOS SEEKING
CURRENT INCOME
    High Income Fund........................................          FA
    Templeton Global Income Securities
       Fund.................................................          FA
    U.S. Government Securities Fund.........................          FA
PORTFOLIOS SEEKING
GROWTH AND INCOME
    Global Utilities Securities Fund........................          FA
       (formerly, Utility Equity Fund)
    Growth and Income Fund..................................          FA
    Income Securities Fund..................................          FA
    Mutual Shares Securities Fund...........................          FMA
    Real Estate Securities Fund.............................          FA
    Rising Dividends Fund...................................          FAS
    Templeton Global Asset Allocation
       Fund.................................................          TGA

PORTFOLIOS SEEKING
CAPITAL GROWTH
    Natural Resources Securities
       Fund.................................................          FA
    Small Cap Fund..........................................          FA
    Templeton Developing Markets Equity
       Fund.................................................          TAM
    Templeton Global Growth Fund............................          TGA
    Templeton International Equity
       Fund.................................................          FA
    Templeton Pacific Growth Fund...........................          FA
------------------------------------------------------------------------------


GENERAL


     There is no assurance that the investment objectives of any of the Portfolios will be met. Owners bear the complete investment risk for Policy Account values allocated to a Policy Sub-Account.

     Additional Portfolios and/or additional Eligible Investments may, from time to time, be made available as investments to underlie the Policy. However, the right to make such selections will be limited by the terms and conditions imposed on such transactions by the Company.


     Trust shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies issued through separate accounts of the Company and its affiliates. The Trust does not foresee any disadvantage to Owners arising out of the fact that the Trust may be made available to separate accounts which are used in connection with both variable annuity and variable life insurance products. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.


SUBSTITUTION OF SECURITIES


     The Company may substitute one of the Portfolios Owners have selected with another Portfolio. The Company would not do this without the prior approval of the Securities and Exchange Commission. The Company will give Owners notice of its intention to do this.




                                PREMIUM PAYMENTS


GENERAL


     The initial premium for a Policy is due before the Company will deliver the Policy. Before the Company will deliver a Policy, the application and the premium must be in good order as determined by the Company's administrative rules. Neither the Variable Account nor the Trust is designed for professional market timing organizations, other entities, or persons using programmed, large, or frequent transfers.



PLANNED PERIODIC PREMIUMS

     Planned periodic premiums may be paid annually, semi-annually, quarterly or monthly. The Owner selects the planned periodic premium and payment interval at the time of application. The Owner may change the amount and frequency of premiums. The Company has the right to limit the amount of any increase. Each premium after the initial premium must be at least $25 ($50 in Maryland). Except in Maryland, the Company may increase this minimum limit 90 days after it sends the Owner a written notice of such increase.


UNSCHEDULED PREMIUMS

     Additional unscheduled premium payments can be made at any time while the Policy is in force. The Company has the right to limit the number and amount of such premium payments. In order to preserve the favorable tax status of the Policy, the Company may limit the amount of premiums paid and may return any premiums that exceed the limits under the tax laws of the United States.


GRACE PERIOD

     During the first 10 Policy Years (5 Policy Years in Massachusetts), a grace period begins on the Monthly Anniversary Date when:

          - the Net Cash Value is not large enough to cover the monthly deduction made on that date; and

          - adjusted premium payments are less than Accumulated Guaranteed Coverage Premiums.

     Adjusted premium payments as of a Monthly Anniversary Date equal:

          - total  premiums  the  Company  has  received on or before that date;
            minus

          - any partial surrenders the Owner has made on or before that date, and any Policy Debt.

     Accumulated Guaranteed Coverage Premiums as of a Monthly Anniversary Date equal:

          - the Total Guaranteed Coverage Premium; multiplied by

          - one plus the number of months the Policy has been in force as of that Monthly Anniversary Date.

     If the same Total Guaranteed Coverage Premium has not been in effect every month during this period, Accumulated Guaranteed Coverage Premiums will be based on the different premiums that were in effect and the number of months for which each applied.

     After the first 10 Policy Years (5 Policy Years in Massachusetts), a grace period begins on the Monthly Anniversary Date when the Net Cash Value is not large enough to cover the monthly deduction made on that date.

     The Company will continue the Policy in effect for 61 days after a grace period begins. If the Insured dies during a grace period, the Company will deduct the premium that would have been required to keep the Policy from terminating at the end of the grace period, as described below, from the amount it would otherwise pay.

     The Policy will terminate without value at the end of a grace period unless the Company receives a premium large enough to keep the Policy from terminating at the end of that grace period, as described below, before the grace period ends. This premium must also meet the minimum premium requirements.

     During the first 10 Policy Years (5 Policy Years in Massachusetts), the premium required to keep the Policy from terminating at the end of a grace period equals the lesser of:

          - three monthly deductions; or

          - Accumulated Guaranteed Coverage Premiums for the Monthly Anniversary Date when the grace period began minus adjusted premium payments as of that date.

     After the first 10 Policy Years (5 Policy Years in Massachusetts), the premium required to keep the Policy from terminating at the end of a grace period equals three monthly deductions.

     The Company will notify the Owner in writing at least 31 days before a grace period ends. The notice will show how much must be paid to keep the Policy from terminating at the end of that grace period. The Company will send the notice to the Owner's last known address on file.


REINSTATEMENT

     The Policy may be reinstated (coverage restored) anytime within five years after it has terminated at the end of a grace period. To reinstate the Policy the Owner must:

          - submit an application for reinstatement;

          - submit proof satisfactory to the Company that the Insured is still insurable at the risk classification that applies for the latest Face Amount portion then in effect;

          - pay or agree to reinstatement of any Policy Debt; and

          - pay the premium required to reinstate the Policy.

     The premium required to reinstate the Policy equals the total of the following amounts:

          - the amounts that would have been required for the Policy to continue in force without entering a grace period for each month during the grace period at the end of which it terminated; and

          - the amount that will be required for the Policy to continue in force without entering a grace period for the next 3 months after the reinstatement date.

     The reinstatement date will be the Monthly Anniversary Date on or following the day the Company approves the application for reinstatement. The Policy Account on the reinstatement date will be equal to the Policy Account on the Monthly Anniversary Date when the grace period ended. The Surrender Charge on the reinstatement date will be equal to the Surrender Charge on the Monthly Anniversary Date when the grace period ended.

     The Policy may not be reinstated after:

          - it has been surrendered for its Net Cash Value; or

          - the Insured's Death; or

          - the Maturity Date.


ALLOCATION OF PREMIUM


     The premium is allocated to the Fixed Option or one or more of the Policy Sub-Accounts of the Variable Account as selected by the Owner. Prior to the Reallocation Date, the initial premium is allocated to the Money Market Sub-Account.

     On the Reallocation Date, the Policy Account will be allocated to one or more of the Policy Sub-Accounts in accordance with the premium allocation on record. This allocation is not deemed to be a transfer subject to the transfer fee provision (see "Transfer Fee"). The Company reserves the right to limit the number of investment options (seventeen Portfolios and the Fixed Option) that an Owner may invest in at any one time. Currently, the Owner may only be invested in a maximum of seven investment options at any one time throughout the life of the Policy.



DOLLAR COST AVERAGING

     Dollar Cost Averaging is a program which, if elected, enables an Owner to systematically allocate specified dollar amounts from the Money Market Sub-Account or the U.S. Government Securities Sub-Account to the Policy's other Sub-Accounts (maximum of five) at regular intervals. By allocating on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations.


     Dollar Cost Averaging may be selected for 12 to 36 months. The minimum amount per period to allocate is $1,000. All dollar cost averaging transfers will be made effective the tenth of the month (or the next Valuation Date if the tenth of the month is not a Valuation Date). Election into this program may occur at any time by properly completing the Dollar Cost Averaging election form, returning it to the Company by the first of the month, to be effective that month, and insuring that sufficient value is in either the Money Market Sub-Account or the U.S. Government Securities Sub-Account. When utilizing the Dollar Cost Averaging program, an Owner must be invested in either the Money Market Sub-Account or the U.S. Government Securities Sub-Account and may be invested in a maximum of five of the other Policy Sub-Accounts.


     Dollar Cost Averaging will terminate when any of the following occurs: (1) the number of designated transfers has been completed; (2) the value of the Money Market Sub-Account or the U.S. Government Securities Sub-Account (as applicable) is insufficient to complete the next transfer; (3) the Owner requests termination in writing and such writing is received by the first of the month in order to cancel the transfer scheduled to take effect that month; or
(4) the Policy is terminated. There is no current charge for Dollar Cost Averaging but the Company reserves the right to charge for this program. The Company does not intend to profit from any such charge. In the event there are additional transfers, the transfer fee may be charged.


                             DEDUCTIONS AND CHARGES

     Deductions under the Policy will be made as follows:


MORTALITY AND EXPENSE RISK CHARGE


     The Company deducts a Mortality and Expense Risk Charge from each Policy Sub-Account on each Valuation Date. This risk charge is guaranteed not to exceed, on an annual basis, 0.90% of the average daily net assets of the Policy Sub-Account. The current risk charge is equal, on an annual basis, to 0.60% of the average daily net assets of each Policy Sub-Account. This risk charge compensates the Company for assuming the mortality and expense risks under the Policy. The mortality risk assumed by the Company is that the Insureds, as a group, may not live as long as expected. The expense risk assumed by the Company is that actual expenses may be greater than those assumed. The Company is responsible for all administration of the Policy and the Variable Account. The Company expects to profit from this charge.



ADMINISTRATIVE CHARGES


     The Company deducts Administrative Charges from each Policy Sub-Account on each Valuation Date and from the Policy Account on each Monthly Anniversary Date. The asset-based charge is equal, on an annual basis, to 0.15% of the average daily net assets of the Policy Sub-Account. The Policy charge is equal to $20 per Policy Month for the first Policy Year and $9 per Policy Month guaranteed thereafter. Currently, the charge is $5 per Policy Month after the first Policy Year. This charge reimburses the Company for expenses incurred in the administration of the Policies and the Variable Account. Such expenses include but are not limited to: confirmations, annual reports and account statements, maintenance of Policy records, maintenance of Variable Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Policy Owner servicing and all accounting, valuation, regulatory and updating requirements.



INSURANCE RISK CHARGES

     The insurance risk charge for each Policy Month equals the total of the insurance risk charges for that month for each Face Amount portion then in effect. To determine the insurance risk charge for a Face Amount portion for a Policy Month the Company multiplies:

          - the Insurance Risk Amount for the Face Amount portion for that month; by

          - the cost of insurance rate that applies to the Face Amount portion for that month.

     The Insurance Risk Amount for a Face Amount portion for a Policy Month equals the excess of:

          - the Death Benefit associated with that Face Amount portion; over

          - the amount of the beginning Policy Account, before the monthly deduction for the month is subtracted, applied to reduce the risk amount for that Face Amount portion.

     If Death Benefit Option B is in effect, the beginning Policy Account is attributed to the Initial Face Amount in determining the Death Benefit associated with each Face Amount portion.

     The amount of the Death Benefit based on the beginning Policy Account may exceed the sum of the Face Amount portions and any beginning Policy Account attributed to the Initial Face Amount. The excess will be attributed to the most recent Face Amount portion then in effect in determining the Death Benefit associated with each Face Amount portion.

     The beginning Policy Account is applied, first, to reduce the risk amount for the Initial Face Amount. Any beginning Policy Account in excess of the Initial Face Amount is then applied to reduce the risk amount for the first Face Amount increase portion in an amount up to that Face Amount portion. Remainders are successively applied to reduce the risk amount for the following Face Amount increase portions in the order of the increases until the entire Policy Account has been applied.

     The cost of insurance rate for a Face Amount portion for a Policy Month equals the sum of:

          - the standard cost of insurance rate for that month from the table of standard cost of insurance rates declared by the Company's Board of Directors (the declared standard cost of insurance rate); and

          - an additional rate for any extra mortality risk classification that applies for the Face Amount portion as shown on the Coverage Page of the Policy, or the supplement to the Coverage Page if the Face Amount has been changed.

     The additional rate for an extra mortality risk classification for any Policy Month equals the amount of extra mortality that the risk classification represents for that month.

     The total cost of insurance rate for a Policy Month will be uniform for all Face Amount portions that:

          - are in the same Face Amount band, sex, and risk classification;

          - take effect when the Insureds are the same age; and

          - have been in force the same length of time.

     The Company may change the declared cost of insurance rates from time to time based on its expectations as to future cost elements such as: investment earnings, mortality, persistency, expenses and taxes. Any change the Company makes will apply to all Face Amount portions in the same risk classification.

     The declared standard cost of insurance rates for each Policy Month will not be more than the amount shown in the table contained in the Policy. The table is based on the Insured's age at his or her last birthday at the beginning of each year (attained age), the Insured's sex and whether or not the Insured has qualified for the non-smoker classification. For the Initial Face Amount, the Insured's attained age is determined at the beginning of each Policy Year. For each Face Amount increase, attained age is determined at the beginning of each Policy Year measured from the date the increase took effect.

     Since the mortality tables used with the Policy distinguish between males and females, the cost of insurance and the benefits payable will differ between males and females of the same age. Employers, employee plans and employee organizations should seek legal advice to determine whether the Civil Rights Act of 1964, Title VII, or other applicable law prohibits the use of sex distinct mortality tables. The Company will offer the Policy based upon unisex mortality tables where required.


CHARGES FOR ADDITIONAL BENEFIT RIDERS

     The amount of the charge, if any, each Policy Month for additional benefit riders is determined in accordance with the rider and is shown on the Coverage Page of the Policy.


SURRENDER CHARGES

     A Surrender Charge may be deducted in the event of a full or partial surrender. The Surrender Charge consists of two parts: a Deferred Administrative Expense and a Deferred Sales Load. The Deferred Administrative Expense is $5.00 per $1,000 of Face Amount of Insurance for the first three Policy Years, then grades linearly to zero over Policy Years 4 through 13. The Deferred Sales Load is the lesser of 30% of the Surrender Charge Premium, plus 5% of all premiums over the Surrender Charge Premium (SCP), or the following percentage of SCP.


YEARS                                                    % OF SCP
-----                                                    --------
1-8...................................................       65%
 9....................................................       60%
10....................................................       55%
11....................................................       44%
12....................................................       33%
13....................................................       22%
14....................................................       11%
15+...................................................        0%


     The Surrender Charge Premium (SCP) is equal to the Annual Guaranteed Coverage Premium for the base policy death benefit coverage of a standard mortality risk. The SCP will vary with the issue age, sex, and smoking classification of the Insured as well as the face amount of the base policy.

     For some higher issue ages, the Standard Non-Forfeiture Law of the state where the Policy is delivered may limit Surrender Charges to amounts less than those defined above.

     The Surrender Charge may also be deducted in the event of a decrease in Face Amount.

     The Surrender Charge at any time during the first Policy Year equals the Surrender Charge at the end of the year. The Surrender Charge during any subsequent Policy Year will be calculated based on end of year Surrender Charges and the portion of the year that has been completed.

     When the Policy terminates, the Policy Account may be less than the Surrender Charge. If so, the Owner will not have to pay the difference.

     If the Policy is reinstated, the Surrender Charge will also be reinstated.


PARTIAL SURRENDER FEE

     If the Owner surrenders only a portion of the Net Cash Value at any time during the Insured's lifetime, there is an administrative fee assessed which is currently equal to the lesser of $25 or 2% of the Partial Surrender Amount. (See "Policy Account, Cash Value, Net Cash Value, Transfer Rights and Surrenders -- Partial Surrenders.") A Partial Surrender that does not exceed 10% of the Net Cash Value may be made once each Policy Year without incurring a Surrender Charge or the Partial Surrender Fee.


PREMIUM TAXES


     There is a charge for state and local premium taxes and it is deducted from each premium payment. The charge is equal to 2.5% of each premium payment and approximates the average expenses to the Company associated with premium taxes. Premium taxes currently imposed on the Policies range from 2% to 3.5% of premium payments. It is therefore possible that an Owner may be assessed a charge for premium taxes which is greater than the applicable charge in his or her state. This charge does not apply in states that do not charge premium tax.



TRANSFER FEE


     The Owner may transfer values from one Policy Sub-Account to another or to or from the Fixed Option. The first 12 transfers in a Policy Year are free. The fee for each additional transfer is currently the lesser of $25 or 2% of the amount transferred. Prescheduled automatic dollar cost averaging transfers are not counted nor is the transfer of the initial premium at the end of the free look period.



INCOME TAX CHARGE


     The Company does not currently assess any charge for income taxes incurred by the Company as a result of the operation of the Policy Sub-Accounts of the Variable Account. The Company reserves the right to assess a charge for such taxes against the Policy Sub-Accounts if the Company determines that such taxes will be incurred.



PORTFOLIO ANNUAL EXPENSES

There are deductions from and expenses paid out of the assets of the Portfolios which are summarized below. The Management and
Portfolio  Administration  Fees for each  Portfolio are based on a percentage of that  Portfolio's  net assets.  See "Franklin
Valuemark Funds" in this Prospectus and "Management" in the Trust prospectus.

The "Management and Portfolio  Administration  Fees" below include investment advisory and other management and administrative fees not included as "Other  Expenses" that were paid to the Managers and Portfolio  Administrators  to the Trust for the 1997
calendar year.

                                                                     MANAGEMENT
                                                                    AND PORTFOLIO              OTHER        TOTAL ANNUAL
                                                               ADMINISTRATION FEES1          EXPENSES          EXPENSES
Global Utilities Securities Fund2............................             .47%                   .03%             .50%
Growth and Income Fund.......................................             .47%                   .02%             .49%
High Income Fund.............................................             .50%                   .03%             .53%
Income Securities Fund.......................................             .47%                   .03%             .50%
Money Market Fund3...........................................             .51%                   .02%             .53%
Mutual Shares Securities Fund................................             .60%                   .20%             .80%
Natural Resources Securities Fund............................             .62%                   .07%             .69%
Real Estate Securities Fund..................................             .51%                   .03%             .54%
Rising Dividends Fund........................................             .72%                   .02%             .74%
Small Cap Fund...............................................             .75%                   .02%             .77%
Templeton Developing Markets Equity Fund.....................            1.25%                   .17%            1.42%
Templeton Global Asset Allocation Fund.......................             .65%                   .29%             .94%
Templeton Global Growth Fund.................................             .83%                   .05%             .88%
Templeton Global Income Securities Fund......................             .56%                   .06%             .62%
Templeton International Equity Fund..........................             .80%                   .09%             .89%
Templeton Pacific Growth Fund................................             .92%                   .11%            1.03%
U.S. Government Securities Fund..............................             .48%                   .02%             .50%

-------------

1    The Portfolio Administration Fee is a direct expense for the Templeton Global Asset Allocation Fund and the Mutual Shares
     Securities Fund; other Portfolios pay for similar services indirectly through the Management Fee. See "Management" in the
     Trust Prospectus for further information regarding these fees.

2    Prior to May 1, 1998, the Global Utilities Securities Fund was known as the Utility Equity Fund.

3    Franklin  Advisers,  Inc.  agreed in advance to waive a portion of its Management Fee and to pay certain  expenses of the
     Money Market Fund during 1997. It is currently continuing this arrangement in 1998. This arrangement may be terminated at any time. With this reduction,  the Portfolio's actual Total Annual Expenses for 1997 were 0.45% of the average daily net assets of the Portfolio.

                                  DEATH BENEFIT


DEATH BENEFIT

     The amount of the Death Benefit depends on the total Face Amount, the Policy Account on the date of the Insured's death and the Death Benefit option (Option A or Option B) in effect at that time.

     The total Face Amount is the sum of all of the Face Amount portions. The Initial Face Amount and each Face Amount increase still in effect are Face Amount portions. The Initial Face Amount and the Death Benefit option in effect on the Issue Date are shown on the Coverage Page of the Policy.

     Option A. The amount of the Death Benefit under Option A is the greater of:

          - the total Face Amount at the beginning of the Policy Month when the death occurs; or

          - the Policy Account on the date of death multiplied by the applicable factor from the Table of Death Benefit Factors contained in the Policy.

     Option B. The amount of the Death Benefit under Option B is the greater of:

          - the total Face Amount at the beginning of the Policy Month when the death occurs plus the Policy Account on the date of death; or

          - the Policy Account on the date of death multiplied by the applicable factor from the Table of Death Benefit Factors.


CHANGE IN DEATH BENEFIT

     The Owner may change the Death Benefit option after the Policy has been in force for at least one year, subject to the following requirements:

          - the Owner must request the change in writing;

          - once the Death Benefit option has been changed, it cannot be changed again for the next three years;

          - if Death Benefit Option A is to be changed to Option B, the Owner must submit proof satisfactory to the Company that the Insured is still insurable at the risk classification that applies for the Initial Face Amount as shown on the Coverage Page of the Policy. The Face Amount will not change; and

          - if Death Benefit Option B is changed to Option A, the Face Amount will be increased by an amount equal to the Policy Account on the date of the change. The risk classification for the last Face Amount portion to go into effect which is still in force will apply to the Face Amount increase. This increase will not result in any increase in premiums, expense charges or Surrender Charges.

     Any change in a Death Benefit option will take effect on the Monthly Anniversary Date on or following the date the Company approves the request for the change.


CHANGE IN FACE AMOUNT

     The Owner may change the Face Amount of the Policy on any Monthly Anniversary Date after the Policy has been in force at least one year, subject to the following requirements. Once the Face Amount has been changed, it cannot be changed again for the next twelve months.

     Face Amount Increase. To increase the Face Amount the Owner must:

          - submit an application for the increase;

          - submit proof satisfactory to the Company that the Insured is an insurable risk; and

          - pay any additional premium which is required.

     The Face Amount can only be increased before the Insured reaches age 81. Each Face Amount increase must be at least as large as the Minimum Face Amount Increase (currently $25,000). A Face Amount increase will take effect on the Monthly Anniversary Date on or following the day the Company approves the application for the increase.

     The risk classification that applies for any Face Amount increase may be different from the risk classification that applies for the Initial Face Amount.

     The following changes will be made to reflect the increase:

          - the Guaranteed Coverage Premium will be increased.

          - the Monthly Administrative Charge will increase to $20 per month for the twelve months following the increase.

          - additional Surrender Charges equal to the Face Amount increase (in $1,000's) multiplied by the Surrender Charge Factors will apply for 13 years following the increase.

     The Company will furnish a supplement to the Coverage Page of the Policy that shows:

          - the risk classification and the amount of the increase; and

          - the values for the changes described above.

     Face Amount Decrease. The Owner must request in writing any decrease in the Face Amount. The decrease will take effect on the later of:

          - the Monthly Anniversary Date on or following the day the Company receives the Owner's request for the decrease; or

          - the Monthly Anniversary Date one year after the last change in Face Amount was made.

     A Face Amount decrease will be used to reduce any previous Face Amount increases which are then in effect starting with the latest increase and continuing in the reverse order in which the increases were made. If any portion of the decrease is left after all Face Amount increases have been reduced, it will be used to reduce the Initial Face Amount. The Company will not permit a Face Amount decrease that would reduce the Initial Face Amount below the Minimum Face Amount, currently $100,000.

     The Guaranteed Coverage Premium will be reduced to reflect the Face Amount decrease. The new Guaranteed Coverage Premium will be shown on a supplement to the Coverage Page of the Policy.

     The Company will deduct a charge from the Policy Account when the Face Amount is decreased. The maximum charge the Company will deduct each time the Face Amount is decreased is the lesser of:

          - the total of the current Surrender Charge for the amount of each Face Amount portion reduced; or

          - the Policy Account when the decrease is made.

     The charge will be deducted for each Face Amount portion reduced, starting with the charge for the first Face Amount portion reduced, and continuing in the same order in which the reductions are made until the charge is completely deducted.

     Future Surrender Charges will be reduced proportionately for any charges deducted. After the Face Amount is decreased, the Surrender Charges for each Face Amount portion for which a charge is deducted will be equal to the Surrender Charges shown for that Face Amount portion on the Coverage Page of the Policy, or in the supplement to the Coverage Page, multiplied by the ratio of:

          - the amount of the Surrender Charge in effect for the Face Amount portion at the time the charge is deducted minus the amount of the charge deducted for the Face Amount portion; divided by

          - the amount of the Surrender Charge in effect for the Face Amount portion at the time the charge is deducted.


GUARANTEED DEATH BENEFIT RIDER


     The Owner can elect a Guaranteed Death Benefit Rider. This Rider provides that the Policy will remain in force to attained age 95 for Death Benefit Option A Policies and to attained age 80 for Death Benefit Option B Policies, regardless of the performance of the underlying Portfolio, so long as the minimum required premium is paid. The premium required is significantly higher than the minimum premium required to issue the Policy and to keep it in force. There is an additional charge for this benefit, currently $0.01 per $1000 of Face Amount per Policy Month. A Policy cannot have both the Guaranteed Death Benefit Rider and any of the following riders:


          - Insured Term Rider

          - Spouse Term Rider


ACCELERATED BENEFIT RIDER

     The Owner can elect the Accelerated Benefit Rider. This rider provides that the Owner may elect to receive some of the death benefit proceeds of the Policy if the Insured is suffering from a terminal illness, as defined in the rider. Death Benefits, Cash Values, if any, and Loan Values, if any, will be reduced if a benefit is paid pursuant to this rider. There is an administrative charge for this benefit which is guaranteed not to exceed the lesser of $1,000 or 2% of the benefit. This limit may vary depending on the state in which the Policy was purchased. The current administrative charge is $150.


                           POLICY ACCOUNT, CASH VALUE,
                         NET CASH VALUE, TRANSFER RIGHTS
                                 AND SURRENDERS

POLICY ACCOUNT

     On the Issue Date, the beginning Policy Account equals:

          - the first premium paid less the charge for premium taxes, the initial Insurance Risk Charge and the initial charge for any additional benefit riders; minus

          - the monthly deduction for the first Policy Month.


     After the Issue Date the Policy Account equals the sum of the amounts in the Fixed Option and in the Policy Sub-Accounts of the Variable Account under the Policy.


METHOD OF DETERMINING POLICY SUB-ACCOUNT VALUES

     Policy Sub-Account values will fluctuate in accordance with the investment experience of the applicable underlying Portfolio held within the Policy Sub-Account. In order to determine these Policy Sub-Account values, the Company utilizes Policy Sub-Account valuation units. The value of a unit applicable during any Valuation Period is determined at the end of that Period.

     When the first shares of the Portfolio were purchased for the Policy Sub-Accounts, each Policy Sub-Account valuation unit was valued at $10. The value of a unit within each Policy Sub-Account on any Valuation Date thereafter is determined by dividing (a) by (b), where:


     (a) is equal to:


          1. the total value of the net assets in the Policy Sub-Account; minus


          2. the daily Mortality and Expense Risk Charge; minus

          3. the daily charge for the asset-based Administrative Charge; plus or minus


          4. a charge or credit for any tax provision established for the Policy Sub-Account.

     and (b) is the total number of units applicable to that Policy Sub-Account at the end of the Valuation Period.


     A valuation unit may increase or decrease in value from Valuation Date to Valuation Date.


CASH VALUE, NET CASH VALUE

     The Cash Value equals:

          - the Policy Account; minus

          - the Surrender Charges.

     See "Deductions and Charges" regarding a description of the Surrender Charges.

     The Net Cash Value equals:

          - the Cash Value; minus

          - any Policy Debt.

     During the Insured's life the Owner may:

          - take loans based on the Cash Value;

          - make Partial Surrenders; or

          - surrender the Policy for its Net Cash Value.


TRANSFER RIGHTS


     At the Owner's request the Company will transfer amounts from the value in any Policy Sub-Account of the Variable Account to one or more of the other Policy Sub-Accounts of the Variable Account or to the Fixed Option. The minimum amount that can be transferred from the value in a Policy Sub-Account of the Variable Account on any date is the lesser of the Minimum Transfer Amount (currently $500) or the value in that Policy Sub-Account on that date. The Owner may transfer on any Policy Anniversary an amount from the unloaned value in the Fixed Option to one or more Policy Sub-Accounts of the Variable Account. However, transfers will be made only if:


          - the Company receives such request at least 30 days before that Policy Anniversary; and


          - the amount requested is not more than the greater of 25% of the unloaned value in the Fixed Option on that Anniversary or the Minimum Transfer Amount.

     In no event will the Company transfer more than such unloaned value. The minimum amount that the Company will transfer from the value in the Fixed Option on any Policy Anniversary is the lesser of the Minimum Transfer Amount, currently $500, or the unloaned value in the Fixed Option on that date.

     Twelve transfers may be made in a Policy Year without the imposition of a charge. The Company may charge a transfer fee for additional transfers in a Policy Year. The current transfer fee is the lesser of $25 or 2% of the amount transferred. The Owner may tell the Company how much of such a transfer fee is to come from the unloaned value in the Fixed Option and from the values in each of the Policy Sub-Accounts of the Variable Account. If the Owner does not tell the Company, it will make such deduction based on the proportions that the unloaned values in the Fixed Option and the value in the Policy Sub-Accounts of the Variable Account bear to the total unloaned value in the Policy Account.

     Neither the Variable Account nor the Trust is designed for professional market timing organizations, other entities, or persons using programmed, large, or frequent transfers. A pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Portfolio and may be refused. Accounts under common ownership or control may be aggregated for purposes of transfer limits. In coordination with the Trust, the Company reserves the right to restrict the transfer privilege or reject any specific premium allocation request for any person, if, in the Portfolio manager's judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.


     An Owner may elect to make transfers by telephone. To elect this option the Owner must do so in writing to the Company. If there are Joint Owners, unless the Company is informed to the contrary, instructions will be accepted from either one of the Joint Owners. The Company will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If it does not, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The Company tape records all telephone instructions.


PARTIAL SURRENDERS

     The Owner may make a partial surrender from the Net Cash Value at any time during the Insured's life and before the Policy has terminated. The Minimum Partial Surrender Amount is currently $500. The Partial Surrender may not exceed the Net Cash Value, less $300.

     The Company will assess a Partial Surrender Fee when a partial surrender is made. The maximum Partial Surrender Fee the Company will make is $50 and the current charge is the lesser of 2% of the Partial Surrender Amount or $25. In addition, a Surrender Charge may be assessed on the amount surrendered. See "Surrender Charges" above. A Partial Surrender that does not exceed 10% of the Net Cash Value may be made once each Policy Year without incurring a Surrender Charge or the Partial Surrender Fee.


     When a partial surrender is made, the amount of the partial surrender, the Partial Surrender Fee and the Surrender Charge, if any, will be deducted from the Policy Account. The Owner elects how much of each partial surrender, Partial Surrender Fee and Surrender Charge is to come from the unloaned value in the Fixed Option and from values in each of the Policy Sub-Accounts of the Variable Account. If the Owner does not so elect, or if the Company cannot make the Surrender on the basis of the Owner's direction or those allocation percentages, the Company will make it based on the proportions that the unloaned value in the Fixed Option and unloaned values in the Policy Sub-Accounts of the Variable Account bear to the total unloaned value in the Policy Account.


     The Face Amount will be reduced if Death Benefit Option A is in effect when a partial surrender is made. Such a reduction will be equal to the amount of the partial surrender minus the excess, if any, of:

          - the Death Benefit at the time the partial surrender is made; over

          - the Face Amount at the time the partial surrender is made.

     However, if the amount of the partial surrender is less than or equal to the excess described above, the Face Amount will not be reduced.

     Any Face Amount reduction will be used first to reduce any Face Amount increases then in effect starting with the latest increase and continuing in the reverse order in which the increases were made. If any of the reduction is left after all Face Amount increases have been reduced, it will be used to reduce the Initial Face Amount.

     The Company will not permit a partial surrender that would reduce the Face Amount below the minimum Face Amount (currently $100,000). The Company may limit the number of partial surrenders in a Policy Year, but this limit will not be less than one.


FULL SURRENDERS

     The Owner may completely surrender the Policy and receive the Net Cash Value anytime during the Insured's life and before the Policy has terminated.

     The full surrender will take effect on the later of:

          - the date the Company receives the Owner's written request for the surrender; or

          - the date the Owner requests, in writing, for the surrender to take effect.

     The Policy and all coverage under it will terminate at 12:01 a.m. at the Company's ValueLife Service Center on the date the surrender takes effect.


     Partial and full surrenders may have federal tax consequences (see "Federal Tax Status").



                                 LOAN PROVISIONS

POLICY LOANS

     The Company will loan money to the Owner at the loan interest rate the Company establishes for each Policy Year during which the loan is outstanding. The request by the Owner for a loan must be in writing.

     The Policy Loan will be divided into two parts, the Preferred Loan and the Non-Preferred Loan. A Preferred Loan may be made not more than once per Policy Year, beginning the later of the tenth Policy Anniversary or the anniversary following the Insured's 60th birthday. No more than 10% of the Cash Value of the Policy at the time of the loan may be made as a Preferred Loan. Any portion of a loan that is not a Preferred Loan is a Non-Preferred Loan.


     The Policy Loan must be allocated to the Fixed Option. If the Policy Loan requested exceeds the loan limit, the Owner may also request a transfer of values from the Policy Sub-Accounts of the Variable Account to the Fixed Option, if such values are available. These values will be determined at the time of the request for transfer. If the Owner does not indicate the proportions of the Policy Sub-Accounts to be transferred, the Company will make the transfers based on the proportions that the values in the Policy Sub-Accounts of the Variable Account bear to the total unloaned value in the Policy Account.

     Policy loans may have federal tax consequences (see "Federal Tax Status").



LOAN INTEREST CHARGED

     There may be a lower declared loan interest rate each year for the Preferred Loan than for the Non-Preferred Loan. The Company will determine the loan interest rates for a Policy Year at least 60 days before the Policy Year begins. The maximum annual loan interest rates the Company will use for Preferred and Non-Preferred Loans for a Policy (the maximum allowable rate) are the greater of:


     - the guaranteed interest rate for the Fixed Option shown on the Coverage Page of the Policy for a Policy Year (currently 3.5% for all Policy Years) plus 1%; or


     - Moody's Corporate Bond Yield Average, Monthly Average Corporates as published by Moody's Investors Service, Inc., for the calendar month ending two months before the date on which the loan interest rate is determined.

     If Moody's Corporate Bond Yield Average, Monthly Average Corporates is no longer published on a timely basis, the Company will use a substantially similar average approved by the insurance department in the state where the Policy was delivered to determine the maximum allowable rate.

     If the maximum allowable rate for a Policy is at least 1/2% lower than the loan interest rate in effect for the previous Policy Year, the Company will decrease the loan interest rate to not more than the maximum allowable rate. If the maximum allowable rate for a Policy Year is at least 1/2% higher than either loan interest rate in effect for the previous Policy Year, the Company may increase either loan interest rate to not more than the maximum allowable rate. The Company will not use a loan interest rate for any Policy Year that exceeds 15%. The Company will notify the Owner as to the Preferred Loan and Non-Preferred Loan interest rates that apply at the time a new loan is made or when any Policy Debt is reinstated. If either loan interest rate that applies to an existing Policy Loan is increased, the Company will notify the Owner in writing at least 30 days before the new rate takes effect.


     When a loan is made, interest for the rest of the current Policy Year must be paid in advance. If interest is not paid when due, it will be added to the Policy Debt and allocated to the Fixed Option. The accumulation of Preferred Loans, together with interest on such loans, is the Preferred Debt. The accumulation of Non-Preferred Loans, together with interest on such loans, is the Non-Preferred Debt. Total Policy Debt is the sum of the Preferred Debt and the Non-Preferred Debt, and equals the total outstanding loan with interest. If the Total Policy Debt (including interest in advance) exceeds the Fixed Option, the Company will transfer values from the Policy Sub-Accounts of the Variable Account to the Fixed Option if such values are available, based on the proportions that the values in the Policy Sub-Accounts of the Variable Account bear to the total value of the Policy Sub-Accounts of the Variable Account. The unpaid interest will then be treated as part of the Policy Debt and will bear interest at the loan rates.



LOAN LIMIT

     A loan may be for any amount which does not exceed the loan limit.

     The loan limit equals:

          - the Cash Value on the date the loan is made; minus

          - interest for the rest of the current Policy Year; minus

          - any existing Policy Debt.


SECURITY

     The Policy will be the only security for the loan.


RESTRICTIONS ON MAKING LOANS

     Loans will not be available during a grace period or after the Insured dies.


REPAYING POLICY DEBT

     The Policy Debt, or any part, may be repaid at any time as long as the Policy is in force. The Company has the right to not accept partial loan repayments for amounts less than $50. Any Policy Debt outstanding will be deducted before any benefit proceeds are paid or applied under a payment option.

     Repayments will be applied first to the Non-Preferred Debt Account, and then to the Preferred Debt Account, unless the Owner specifies differently.


     Repayments will be allocated to the Fixed Option and to the Policy Sub-Accounts of the Variable Account based on the premium allocation schedule then in effect, unless a different allocation is requested.


     When there is Policy Debt outstanding, any payments received will be applied first as repayment of debt, rather than as premium, unless the Company is instructed otherwise.


LIMIT ON POLICY DEBT

     Total Policy Debt must not exceed the Cash Value. If Total Policy Debt, adjusted for any unearned loan interest, ever equals or exceeds the Cash Value, the Company can terminate the Policy. The Policy will terminate 61 days after the Company has mailed a written notice to the Owner and to anyone who is relying on the Policy as collateral security as shown on the Company's records. A notice will be sent to the last known address the Company has on file.


                                   OWNERSHIP

     The Owner, as of the Issue Date, is named on the Coverage Page of the Policy. The Owner may be the Insured or someone other than the Insured. If another person has become the Owner after the Issue Date, the Company will have a record of such change.

     During the Insured's life, the Owner may exercise any rights and receive all benefits described in the Policy.

     While the Insured is alive, the Owner may exercise all the rights of the Policy subject to the rights of:

     1. any assignee under an assignment filed with the ValueLife Service Center; and

     2. any irrevocably named Beneficiary.


TRANSFER OF OWNERSHIP

     The Owner may transfer ownership of the Policy. The Company will not be responsible for any payment it makes or other action the Company takes before a copy of the written transfer is received by it. The Company is not responsible for the validity of the transfer. The Company may require the Policy to record the transfer. This may be a taxable event. Owners should consult a tax adviser should they wish to change ownership of the Policy.

     The new Owner takes the Policy subject to all Policy Debt.


ASSIGNMENT

     The Owner may assign the Policy. A copy of any assignment must be filed with the ValueLife Service Center. The Company is not responsible for the validity of any assignment. If the Owner assigns the Policy, the Owner's rights and those of any revocably-named person will be subject to the assignment. An assignment will not affect any payments the Company may make or actions it may take before such assignment has been recorded at the Company's ValueLife Service Center. This may be a taxable event. Owners should consult a tax adviser should they wish to assign the Policy.


                             BENEFICIARY PROVISIONS

     The Company will pay any Death Benefit proceeds to the Primary Beneficiary. Contingent Beneficiaries may be named to receive the proceeds if the Primary Beneficiary dies before the Insured. If no named Beneficiary is living when the Insured dies, the proceeds will be paid to the Owner or the Owner's estate.

     Primary and Contingent Beneficiaries are as named in the application, unless changed by the Owner. The Beneficiaries may be changed by the Owner at any time during the Insured's life. To change a Beneficiary, a written request must be made to the Company. The Company may require the Policy to record the change. The request will take effect when signed, subject to any action the Company takes before receiving it.

     One or more irrevocable Beneficiaries may be named. An irrevocable Beneficiary is one whose rights cannot be reduced or destroyed without his or her consent.

     If a Beneficiary is a minor, the Company will make payment to the guardian of his or her estate. The Company may require proof of age of any Beneficiary.

     Proceeds payable to a Beneficiary will be free from the claims of creditors, to the extent allowed by law.

                                DELAY OF PAYMENTS

     The Company will generally pay Policy proceeds within seven business days of receipt of a completed request for such payment. The Company reserves the right to suspend or postpone any type of payment from the Variable Account for any period when:

          a. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

          b. trading on the New York Stock Exchange is restricted;

          c. an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets; or

          d. the Securities and Exchange Commission, by order, so permits delay for the protection of Owners.

     The applicable rules of the Securities and Exchange Commission will govern as to whether the conditions described in (b) and (c) exist.


     The insurance laws of some states require that the Company reserve the right to defer making payment of Cash Surrender Values and loans from the Fixed Option for up to six months from the date of request. In such states the Company provides a Policy reserving this right.



                            MANAGEMENT OF THE COMPANY

     The directors and executive officers of the Company and their principal occupations for the past 5 years are as follows:

       NAME                       PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
-----------------------          ---------------------------------------------------
Lowell C. Anderson               Chairman, President and Chief Executive Officer
                                 of the Company since October, 1988.  From  1985
                                 to 1988,  Mr. Anderson was  President and Chief
                                 Operating Officer of the Company.

Herbert F. Hansmeyer             Chairman  of  the  Board  of Allianz of America
                                 Corp.  Member  of  the  Board  of Management of
                                 Allianz-AG,   Munich,   Germany,   since  1986;
                                 formerly  Chief Executive  Officer  of  Allianz
                                 Insurance  Company,  Los  Angeles,  California;
                                 formerly  President and Chief Executive Officer
                                 of FFIC.

Dr. Jerry E. Robertson           Former   Executive   Vice   President,  3M/Life
                                 Sciences Sector since November 1988.

Dr. Gerhard Rupprecht            Chairman of the  Board of Management -- Allianz
                                 Lebensversicherungs, since 1979.

Michael P. Sullivan              President, Chief Executive Officer and Director
                                 of International Dairy Queen, Inc. since 1987.


Michael T. Westermeyer           Vice President -- Corporate  Legal Officer  and
                                 Secretary  of  the  Company  since  April 1997.
                                 Formerly  Second Vice President, Senior Counsel
                                 and Assistant Secretary of the Company.

Paul Howman                      Vice President -- Underwriting  of  the Company
                                 since 1995.


Robert S. James                  President -- Individual  Marketing  Division of
                                 the  Company since  March 31, 1995.  Previously
                                 President of Financial Markets Division.


Edward J. Bonach                 Senior Vice President --Chief Financial Officer
                                 and   Treasurer  of  the  Company  since  1993.
                                 Previously  Senior  Vice  President  and  Chief
                                 Actuary.


Ronald L. Wobbeking              President -- Mass  Marketing  Division  of  the
                                 Company since September 1991. Previously Senior
                                 Vice President Mass Marketing.

Rev. Dennis J. Dease             President,  University  of St. Thomas, St. Paul
                                 since July 1991.

James R. Campbell                Executive Vice President of Norwest Corporation
                                 since February 1988.


Robert M. Kimmitt                Partner in the law  firm of  Wilmer,  Cutler  &
                                 Pickering.   Previously,  from   1993  to 1997,
                                 managing director of Lehman Brothers.


                               FEDERAL TAX STATUS

     NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to life insurance in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"), defines the term "life insurance contract" for purposes of the Code. The Company believes that the Policies will qualify as "life insurance contracts" under Section 7702. The Company does not guarantee the tax status of the Policies. Purchasers bear the complete risk that the Policies may not be treated as "life insurance" under federal income tax laws. Purchasers should consult their own tax advisers. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations.



INTRODUCTION

     The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon the Company's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

     The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from the Company and its operations form a part of the Company.


DIVERSIFICATION

     Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance policy will not be treated as life insurance for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Policy as a life insurance contract would result in the imposition of federal income tax on the Owner with respect to earnings allocable to the Policy prior to the receipt of payments under the Policy. The Code contains a safe harbor provision which provides that life insurance policies such as the Policies meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five (55%) percent of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. There is an exception for securities issued by the U.S. Treasury in connection with variable life insurance policies.

     On March 2, 1989, the Treasury  Department issued Regulations  (Treas. Reg.
Section 1.817-5), which establish diversification requirements for the investment portfolios underlying variable contracts such as the Policies. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (iii) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

     The Code further provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."


     The Company intends that each Portfolio of the Trust underlying the Policies will be managed by the managers for the Trust in such a manner as to comply with these diversification requirements.


     The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Variable Account will cause the Owner to be treated as the owner of the assets of the Variable Account, thereby resulting in the loss of favorable tax treatment for the Policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

     The amount of Owner control which may be exercised under the Policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Variable Account.

     In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owner being retroactively determined to be the owner of the assets of the Variable Account.

     Due to the uncertainty in this area, the Company reserves the right to modify the Policy in an attempt to maintain favorable tax treatment.


TAX TREATMENT OF THE POLICY

     The Policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Code. Although some interim guidance has been provided and proposed regulations have been issued, final regulations have not been adopted. Section 7702 of the Code requires the use of reasonable mortality and other expense charges. In establishing these charges, the Company has relied on the interim guidance provided in IRS Notice 88-128 and proposed regulations issued on July 5, 1991. Currently, there is even less guidance as to a Policy issued on a substandard risk basis and thus it is even less clear whether a Policy issued on such basis would meet the requirements of Section 7702 of the Code.

     While the Company has attempted to comply with Section 7702, the law in this area is very complex and unclear. There is a risk, therefore, that the Internal Revenue Service will not concur with the Company's interpretations of
Section 7702 that were made in determining such compliance. In the event the Policy is determined not to so comply, it would not qualify for the favorable tax treatment usually accorded life insurance policies. Owners should consult their tax advisers with respect to the tax consequences of purchasing the Policy.


POLICY PROCEEDS

     The tax treatment accorded to loan proceeds and/or surrender payments from the Policies will depend on whether the Policy is considered to be a Modified Endowment Contract. (See "Tax Treatment of Loans and Surrenders.") Otherwise, the Company believes that the Policy should receive the same federal income tax treatment as any other type of life insurance. As such, the death benefit thereunder is excludable from the gross income of the Beneficiary under Section 101(a) of the Code. Also, the Owner is not deemed to be in constructive receipt of the Policy Account or Net Cash Value, including increments thereon, under a Policy until there is a distribution of such amounts.

     Federal, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds, depend on the circumstances of each Owner or Beneficiary.


TAX TREATMENT OF LOANS AND SURRENDERS

     Section 7702A of the Code sets forth the rules for determining when a life insurance policy will be deemed to be a Modified Endowment Contract. A Modified Endowment Contract is a contract which is entered into or materially changed on or after June 21, 1988 and fails to meet the 7-pay test. A Policy fails to meet the 7-pay test when the cumulative amount paid under the Policy at any time during the first 7 Policy Years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven (7) level annual premiums. A material change would include any increase in the future benefits or addition of qualified additional benefits provided under a policy unless the increase is attributable to: (1) the payment of premiums necessary to fund the lowest death benefit and qualified additional benefits payable in the first seven policy years; or (2) the crediting of interest or other earnings (including policyholder dividends) with respect to such premiums.

     Furthermore, any Policy received in exchange for a Policy classified as a Modified Endowment Contract will be treated as a Modified Endowment Contract regardless of whether it meets the 7-pay test. However, an exchange under
Section 1035 of the Code of a life insurance policy entered into before June 21, 1988 for the Policy will not cause the Policy to be treated as a Modified Endowment Contract if no additional premiums are paid.

     Due to the flexible premium nature of the Policy, the determination of whether it qualifies for treatment as a Modified Endowment Contract depends on the individual circumstances of each Policy.

     If the Policy is classified as a Modified Endowment Contract, then surrenders and/or loan proceeds are taxable to the extent of income in the Policy. Such distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first. Loan proceeds and/or surrender payments may also be subject to an additional 10% federal income tax penalty applied to the income portion of such distribution. The penalty shall not apply, however, to any distributions: (1) made on or after the date on which the taxpayer reaches age 59 1/2; (2) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or (3) which is part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his beneficiary.

     If a Policy is not classified as a Modified Endowment Contract, then any surrenders shall be treated first as a recovery of the investment in the Policy which would not be received as taxable income. However, if a distribution is the result of a reduction in benefits under the Policy within the first fifteen years after the Policy is issued in order to comply with Section 7702, such distribution will, under rules set forth in Section 7702, be taxed as ordinary income to the extent of income in the Policy.

     Any loans from a Policy which is not classified as a Modified Endowment Contract, will be treated as indebtedness of the Owner and not a distribution. Upon complete surrender or when Maturity Benefits are paid, if the amount received plus loan indebtedness exceeds the total premiums paid that are not treated as previously surrendered by the Policy Owner, the excess generally will be treated as ordinary income.

     Personal interest payable on a loan under a Policy owned by an individual is generally not deductible. Furthermore, no deduction will be allowed for interest on loans under Policies covering the life of any employee or officer of the taxpayer or any person financially interested in the business carried on by the taxpayer to the extent the indebtedness for such employee, officer or financially interested person exceeds $50,000. The deductibility of interest payable on Policy loans may be subject to further rules and limitations under Sections 163 and 264 of the Code.

     Policy Owners should seek competent tax advice on the tax consequences of taking loans, distributions, exchanging or surrendering any Policy.


MULTIPLE POLICIES

     The Code further provides that multiple Modified Endowment Contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one Modified Endowment Contract for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of contracts. Policy Owners should consult a tax adviser prior to purchasing more than one Modified Endowment Contract in any calendar year period.


TAX TREATMENT OF ASSIGNMENTS

     An assignment of a Policy or the change of ownership of a Policy may be a taxable event. Policy Owners should therefore consult competent tax advisers should they wish to assign or change the Owner of their Policies.


QUALIFIED PLANS

     The Policies may be used in conjunction with certain Qualified Plans. Because the rules governing such use are complex, a purchaser should not do so until he has consulted a competent Qualified Plans consultant.


                       VARIABLE ACCOUNT VOTING PRIVILEGES

     In accordance with its view of present applicable law, the Company will vote the shares of the Trust held in the Variable Account at special meetings of the shareholders of the Trust in accordance with instructions received from Owners (or Beneficiaries if applicable) having the voting interest in the Variable Account. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions. The Company will vote shares it owns in the same proportion as it votes shares for which it has received instructions. The Trust does not hold regular meetings of shareholders.

     If the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Trust in its own right, it may elect to do so.


     The voting interests of the Owner (or the Beneficiary if applicable) in the Trust will be determined as follows: Owners may cast one vote for each $100 of Account Value of the Policy allocated to the Policy Sub-Account on the record date for the shareholder meeting of the Trust. Fractional votes are counted.


     The number of shares which a person has a right to vote will be determined as of the date to be chosen by the Company not more than sixty (60) days prior to the meeting of the Trust. Voting instructions will be solicited by written communication at least fourteen (14) days prior to such meeting.

     Each Owner (or Beneficiary if applicable) having the voting interest in the Variable Account will receive periodic reports relating to the Trust in which he or she has an interest, proxy material and a form with which to give such voting instructions with respect to the proportion of the shares held in the Variable Account corresponding to his or her interest in the Variable Account.


DISREGARD OF VOTING INSTRUCTIONS


     The Company may, when required to do so by state insurance authorities, vote shares of the Trust without regard to instructions from Owners if such instructions would require such shares to be voted to cause any Portfolio of the Trust to make (or refrain from making) investments which would result in changes in the sub-classification or investment objectives of the Trust or a Portfolio. The Company may also disapprove changes in the investment policy initiated by the Owners or trustees of the Trust, if such disapproval is reasonable and is based on a good faith determination by the Company that the change would violate state or federal law or the change would not be consistent with the investment objectives of the Trust or a Portfolio or which varies from the general quality and nature of investments and investment techniques used by other Portfolios with similar investment objectives underlying other separate accounts of the Company or of an affiliated life insurance company. In the event the Company does disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to Owners.


                           DISTRIBUTION OF THE POLICY

     The Policy is sold by licensed insurance agents, where the Policy may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.


     The  Policy  is  distributed  through  the  principal  underwriter,   NALAC
Financial  Plans,  LLC,  1750  Hennepin  Avenue,   Minneapolis,   MN,  55403,  a
wholly-owned subsidiary of the Company.


     Commissions will be paid to broker-dealers who sell the Policies. Broker-dealers will be paid commissions and expense reimbursements up to an amount equal to 100% of the first Guaranteed Coverage Premium; 4% of the next six Guaranteed Coverage Premiums; and 2% of all premiums paid thereafter. Similar commissions are paid on premiums received after any increase in Face Amount, or the addition of a rider. In addition, broker-dealers may also receive additional compensation, based on meeting certain production standards.


                                REPORTS TO OWNERS


     The Company will send to each Owner annual reports of the Trust. Within 30 days after each Policy Anniversary, an annual statement will be sent to each Owner. The statement will show the current amount of death benefit payable under the Policy, the current Policy Account, the current Net Cash Value, current Indebtedness and will show all transactions previously confirmed. The statement will also show premiums paid, investment returns and all charges deducted during the Policy Year.

     Confirmations will be mailed to Policy Owners within seven days of the transaction of: (a) the receipt of premium; (b) any transfer between Policy Sub-Accounts; (c) any loan, interest repayment, or loan repayment; (d) any surrender; (e) exercise of the free look privilege; (f) any exchange of the Policy; and (g) payment of the death benefit under the Policy. Upon request, a Policy Owner shall be entitled to a receipt evidencing payment of premium.


                                LEGAL PROCEEDINGS

     There are no legal proceedings to which the Variable Account or the principal underwriter is a party or to which the assets of the Variable Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Variable Account.

                                     EXPERTS


     The financial statements of Allianz Life Variable Account A and the consolidated financial statements of the Company as of and for the year ended December 31, 1997 included in this Prospectus have been audited by KPMG Peat Marwick LLP, independent auditors, as indicated in their reports included in this Prospectus, and are included herein, in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.


                                 LEGAL OPINIONS


     Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Policies.


                              FINANCIAL STATEMENTS

     The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies.

                         ALLIANZ LIFE VARIABLE ACCOUNT A
                                       OF
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                              Financial Statements

                               December 31, 1997

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Independent Auditors'Report

The Board of Directors of Allianz Life Insurance Company of North America and Policyholders of Allianz Life Variable Account A:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account A as of December 31, 1997, and the related statements of operations and changes in net assets for each of the years in the three-year period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the Franklin Valuemark Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account A at December 31, 1997, and the results of their operations and the changes in their net assets for each of the years in the three-year period then ended, in conformity with generally accepted accounting principles.

                                           KPMG Peat Marwick LLP

Minneapolis, Minnesota
January 30, 1998

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements

Statements of Assets and Liabilities
December 31, 1997

                                                                                                                   Mutual
                                                              Capital  Growth and    High      Income     Money   Discovery
                                                              Growth     Income     Income   Securities  Market  Securities
                                                               Fund       Fund       Fund       Fund      Fund      Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Capital Growth Fund, 7,314 shares, cost $98,842             $98,154           -          -          -         -         -
  Growth and Income Fund, 110,377 shares, cost $1,721,674           -   2,319,030          -          -         -         -
  High Income Fund, 126,991 shares, cost $1,595,578                 -           -  1,836,297          -         -         -
  Income Securities Fund, 64,974 shares, cost $1,045,255            -           -          -  1,193,580         -         -
  Money Market Fund, 712,297 shares, cost $712,297                  -           -          -          -   712,297         -
  Mutual Discovery Securities Fund, 29,255 shares, cost $328,822    -           -          -          -         -   356,036
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                             98,154   2,319,030  1,836,297  1,193,580   712,297   356,036
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges                        97       1,470      1,346      1,195     1,084       522
 Accrued administrative charges                                    25         367        337        298       271       130
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                           122       1,837      1,683      1,493     1,355       652
---------------------------------------------------------------------------------------------------------------------------
      Net assets                                              $98,032   2,317,193  1,834,614  1,192,087   710,942   355,384
===========================================================================================================================
Policy owners' equity (notes 4 and 5)                         $98,032   2,317,193  1,834,614  1,192,087   710,942   355,384
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial  Statements  (continued)

Statements  of Assets and  Liabilities (cont.)
December 31, 1997

                                                             Mutual     Natural                                 Templeton
                                                             Shares    Resources Real Estate Rising    Small   Developing
                                                           Securities Securities Securities  Dividends  Cap      Markets
                                                              Fund       Fund       Fund      Fund      Fund    Equity Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Mutual Shares Securities Fund, 75,498 shares,
   cost $866,245                                            $919,568          -          -          -          -          -
  Natural Resources Securities Fund, 9,348 shares,
   cost $127,758                                                   -    106,663          -          -          -          -
  Real Estate Securities Fund, 25,299 shares,
   cost $500,132                                                   -          -    647,660          -          -          -
  Rising Dividends Fund, 33,345 shares, cost $502,078              -          -          -    656,227          -          -
  Small Cap Fund, 23,878 shares, cost $333,287                     -          -          -          -    359,369          -
  Templeton Developing Markets Equity Fund, 61,879 shares,
   cost $706,025                                                   -          -          -          -          -    636,734
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                            919,568   106,663    647,660    656,227    359,369    636,734
Liabilities:
 Accrued mortality and expense risk charges                     1,059       937      1,098      1,049      1,222      1,076
 Accrued administrative charges                                   264       233        274        263        306        269
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                         1,323     1,170      1,372      1,312      1,528      1,345
      Net assets                                             $918,245   105,493    646,288    654,915    357,841    635,389
===========================================================================================================================
Policy owners' equity (notes 4 and 5)                        $918,245   105,493    646,288    654,915    357,841    635,389
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial  Statements  (continued)

Statements  of Assets and  Liabilities (cont.)
December 31, 1997

                                                                                                      Templeton
                                                      Templeton  Templeton  Templeton     Templeton International Templeton
                                                    Global Asset  Global  Global Income International  Smaller     Pacific
                                                     Allocation   Growth   Securities      Equity     Companies    Growth
                                                        Fund       Fund       Fund          Fund        Fund        Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Templeton Global Asset Allocation Fund,
   22,777 shares, cost $259,422                        $312,501          -         -              -            -          -
  Templeton Global Growth Fund,
   84,015 shares, cost $1,093,744                             -   1,288,788        -              -            -          -
  Templeton Global Income Securities Fund,
   11,761 shares, cost $150,515                               -           -  152,543              -            -          -
  Templeton International Equity Fund, 89,852 shares,
   cost $1,291,827                                            -           -        -      1,448,409            -          -
  Templeton International Smaller Companies Fund,
   1,135 shares, cost $13,585                                 -           -        -              -       12,510          -
  Templeton Pacific Growth Fund,
   31,363 shares, cost $426,406                               -           -        -              -            -    291,047
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                      312,501   1,288,788  152,543      1,448,409       12,510    291,047
Liabilities:
 Accrued mortality and expense risk charges                 554       1,141      891          1,213           32        978
 Accrued administrative charges                             138         285      222            303            8        244
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                     692       1,426    1,113          1,516           40      1,222
      Net assets                                       $311,809   1,287,362  151,430      1,446,893       12,470    289,825
===========================================================================================================================
Policy owners' equity (notes 4 and 5)                  $311,809   1,287,362  151,430      1,446,893       12,470    289,825
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial  Statements  (continued)

Statements  of Assets and  Liabilities (cont.)
December 31, 1997

                                                  U.S. Government   Utility    Zero        Zero          Zero        Total
                                                    Securities      Equity   Coupon       Coupon        Coupon        All
                                                       Fund          Fund  Fund - 2000  Fund - 2005   Fund - 2010    Funds
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  U.S. Government Securities Fund,
   63,145 shares, cost $756,643                     $878,985             -          -           -            -
  Utility Equity Fund, 78,490 shares,
   cost $1,104,261                                         -     1,595,708          -           -             -
  Zero Coupon Fund - 2000,
   23,176 shares, cost $260,526                            -             -    350,879           -             -
  Zero Coupon Fund - 2005,
   20,836 shares, cost $241,831                            -             -          -     355,261             -
  Zero Coupon Fund - 2010,
   23,008 shares, cost $339,679                            -             -          -           -       410,226
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                   878,985     1,595,708    350,879     355,261       410,226  16,938,472
Liabilities:
 Accrued mortality and expense risk charges            1,030         1,289        519         500           562      20,864
 Accrued administrative charges                          257           322        130         124           141       5,211
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                1,287         1,611        649         624           703      26,075
      Net assets                                    $877,698     1,594,097    350,230     354,637       409,523  16,912,397
---------------------------------------------------------------------------------------------------------------------------
Policy owners' equity (notes 4 and 5)               $877,698     1,594,097    350,230     354,637       409,523  16,912,397
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Operations
For the years ended December 31, 1997, 1996 and 1995

                                                    Adjustable
                                               U.S. Government Fund     Capital Growth Fund     Growth and Income Fund
---------------------------------------------------------------------------------------------------------------------------
                                                1997   1996    1995      1997  1996  1995        1997    1996     1995
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares            $-     18,030   1,373       7    -     -         61,679  28,758   10,179
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges              -        740     139      96    2     -         14,386   9,969    5,842
 Administrative charges                          -        185      35      24    -     -          3,597   2,492    1,460
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                             -        925     174     120    2     -         17,983  12,461    7,302
---------------------------------------------------------------------------------------------------------------------------
      Investment income (loss), net              -     17,105  1,199    (113)  (2)    -         43,696  16,297    2,877
Realized gains (losses) and
 unrealized appreciation (depreciation)on
 investments:
  Realized capital gain distributions on
   mutual funds                                  -          -       -       -    -     -         59,819 101,857   22,157
   investments, net                              -    (10,027)     35     (11)   -     -         75,044  25,750   20,358
---------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses) on investments, net           - (10,027)     35  (11)    -        134,863 127,607   42,515
  Net change in unrealized appreciation
   (depreciation)on investments                             -    (200)    240 (548) (140)       283,057  37,916  184,273
---------------------------------------------------------------------------------------------------------------------------
      Total realized gains (losses)
       and unrealized appreciation
       (depreciation) on investments, net        -    (10,227)    275    (559)(140)    -        417,920 165,523  226,788
Net increase (decrease) in net assets
 from operations                                $-      6,878   1,474    (672)(142)    -        461,616 181,820  229,665
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Operations (cont.)
For the years ended December 31, 1997, 1996 and 1995

                                                                                                      Investment Grade
                                              High Income Fund           Income Securities Fund    Intermediate Bond Fund
---------------------------------------------------------------------------------------------------------------------------
                                           1997     1996     1995         1997    1996    1995       1997  1996   1995
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares    $153,512   167,136  78,044       71,443 33,370   19,772         -  3,706  3,949
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges       12,094    12,310   7,709        7,189  4,656   2,265          -    366    529
 Administrative charges                    3,023     3,077   1,927        1,797  1,164     566          -     91    132
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                      15,117    15,387   9,636        8,986  5,820   2,831          -    457    661
---------------------------------------------------------------------------------------------------------------------------
      Investment income (loss), net      138,395   151,749  68,408       62,457 27,550  16,941          -  3,249  3,288
Realized  gains  (losses)  and
 unrealized appreciation (depreciation)
 on investments:
  Realized capital gain distributions
  on mutual funds                          5,036     8,872       -       15,347  5,550   1,592          -      -      -
  Realized gains (losses) on sales
  of investments, net                     43,795    33,892   7,610        7,042  2,373     721          -  1,981  1,106
---------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses) on
       investments, net                   48,831    42,764   7,610       22,389  7,923   2,313          -  1,981  1,106
 Net change in unrealized appreciation
 (depreciation) on investments             4,999    26,432 122,964       68,874 37,183  47,314          - (3,575) 2,630
---------------------------------------------------------------------------------------------------------------------------
      Total realized gains (losses) and
       unrealized appreciation
       (depreciation) on investments, net 53,830    69,196 130,574       91,263 45,106  49,627          - (1,594) 3,736
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                        $192,225   220,945 198,982      153,720 72,656  66,568          -  1,655  7,024
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Operations (cont.)
For the years ended December 31, 1997, 1996 and 1995

                                                                              Mutual Discovery          Mutual Shares
                                                    Money Market Fund          Securities Fund          Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                                  1997    1996    1995        1997   1996 1995       1997    1996  1995
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares           $35,286  32,922  33,164          40     -     -         72       -     -
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges              4,368   4,291   4,898       1,140    22     -      2,067      31     -
 Administrative charges                          1,092   1,073   1,225         285     5     -        517       8     -
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                             5,460   5,364   6,123       1,425    27     -      2,584      39     -
      Investment income (loss), net             29,826  27,558  27,041      (1,385)  (27)    -     (2,512)    (39)    -
Realized  gains (losses) and unrealized
 appreciation (depreciation)
 on investments:
  Realized capital gain distributions on
   mutual funds                                      -       -       -           -     -     -          -       -     -
  Realized gains (losses) on sales of
   investments, net                                  -       -       -         166     -     -      2,034       2     -
---------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses) on investments, net    -       -       -         166     -     -      2,034       2     -
  Net change in unrealized appreciation (depreciation)
   on investments                                    -       -       -      26,719   495     -     51,689   1,634     -
---------------------------------------------------------------------------------------------------------------------------
      Total realized gains (losses) and unrealized
       appreciation (depreciation) on
       investments, net                              -       -       -      26,885   495     -     53,723   1,636     -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                $29,826  27,558 27,041      25,500   468     -     51,211   1,597     -
============================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Operations (cont.)
For the years ended December 31, 1997, 1996 and 1995

                                   Natural Resources Securities Fund  Real Estate Securities Fund   Rising Dividends Fund
---------------------------------------------------------------------------------------------------------------------------
                                           1997     1996     1995         1997    1996   1995        1997    1996    1995
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares      $1,844    2,102    3,600        12,965  7,943   3,875      5,990    3,981  1,695
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges          416    1,012    2,489         3,466  1,883     833      3,657    1,632    587
 Administrative charges                      104      253      622           867    471     208        914      408    147
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                         520    1,265    3,111         4,333  2,354   1,041      4,571    2,040    734
---------------------------------------------------------------------------------------------------------------------------
      Investment income (loss), net        1,324      837      489         8,632  5,589   2,834      1,419    1,941    961
Realized  gains  (losses)  and
 unrealized appreciation (depreciation)
 on investments:
  Realized capital gain distributions
   on mutual funds                             -    1,927    2,665         6,191      -       -     10,229        -      -
  Realized gains (losses) on sales of
   investments, net                       (1,936)  14,498   15,031        17,125  1,980   3,559     18,073    2,703    463
---------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses) on
       investments, net                   (1,936)  16,425   17,696        23,316  1,980   3,559     28,302    2,703    463
  Net change in unrealized appreciation
  (depreciation) on investments          (25,118)  (8,994) (10,144)       57,737 58,343  14,488     93,007   44,265 19,701
---------------------------------------------------------------------------------------------------------------------------
      Total realized gains (losses)
       and unrealized appreciation
      (depreciation) on investments, net (27,054)   7,431    7,552        81,053 60,323  18,047    121,309   46,968 20,164
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                        ($25,730)   8,268    8,041        89,685 65,912  20,881    122,728   48,909 21,125
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Operations (cont.)
For the years ended December 31, 1997, 1996 and 1995

                                                                    Templeton Developing Markets     Templeton Global
                                                 Small Cap Fund              Equity Fund           Asset Allocation Fund
---------------------------------------------------------------------------------------------------------------------------
                                              1997    1996   1995       1997    1996    1995         1997   1996   1995
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares         $384      -      -       10,159   2,914     562        7,863    228      4
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges         1,277    105      -        3,802   2,551   3,898        2,512  2,065     25
 Administrative charges                       319     26      -          950     638     975          628    516      6
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                        1,596    131      -        4,752   3,189   4,873        3,140  2,581     31
---------------------------------------------------------------------------------------------------------------------------
      Investment income (loss), net        (1,212)  (131)     -        5,407    (275) (4,311)       4,723 (2,353)   (27)
Realized gains (losses) and  unrealized
 appreciation (depreciation)
 on investments:
  Realized capital gain distributions
   on mutual funds                          4,546      -      -       16,114   5,391     132        2,268    456      -
  Realized gains (losses) on sales of
   investments, net                         2,723    472      -        1,960   2,603    (585)      23,197 12,194     17
---------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses) on
       investments, net                     7,269    472      -       18,074   7,994    (453)      25,465 12,650     17
  Net change in unrealized appreciation
  (depreciation) on investments            22,458  3,624      -     (127,265) 56,503   4,422       11,716 41,378    (15)
---------------------------------------------------------------------------------------------------------------------------
      Total realized gains (losses) and
       unrealized appreciation (depreciation)
       on investments, net                 29,727  4,096      -     (109,191)  64,497  3,969       37,181 54,028      2
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                          $28,515  3,965      -     (103,784)  64,222   (342)      41,904 51,675    (25)
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Operations (cont.)
For the years ended December 31, 1997, 1996 and 1995

                                            Templeton Global             Templeton Global         Templeton International
                                              Growth Fund             Income Securities Fund            Equity Fund
---------------------------------------------------------------------------------------------------------------------------
                                          1997     1996    1995         1997    1996  1995         1997     1996    1995
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares    $15,984   8,202   1,137         10,037  7,568  2,871      33,230   19,177  6,289
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges       7,051   3,948   1,255            903    745    470       8,366    6,014  2,178
 Administrative charges                   1,763     987     314            226    186    118       2,092    1,504    545
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                      8,814   4,935   1,569          1,129    931    588      10,458    7,518  2,723
      Investment income (loss), net       7,170   3,267    (432)         8,908  6,637  2,283      22,772   11,659  3,566
Realized gains (losses) and unrealized
 appreciation (depreciation)
 on investments:
  Realized capital gain distributions
   on mutual funds                        5,328   8,202       -             -       -      -      50,952   23,468  7,792
  Realized gains (losses) on sales of
   investments, net                      15,707   2,914     587           668     432    392      13,328    4,043    606
---------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses) on
       investments, net                  21,035  11,116     587           668     432    392      64,280   27,511  8,398
  Net change in unrealized appreciation
 (depreciation) on investments           80,562  91,158  23,468        (6,915)  2,837  6,634      25,384  114,314 19,054
---------------------------------------------------------------------------------------------------------------------------
      Total realized gains (losses) and
       unrealized appreciation (depreciation)
       on investments, net              101,597  102,274  24,055       (6,247)  3,269  7,026      89,664  141,825 27,452
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                       $108,767  105,541  23,623        2,661   9,906  9,309     112,436  153,484 31,018
============================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Operations (cont.)
For the years ended December 31, 1997, 1996 and 1995

                                            Templeton International           Templeton              U.S Government
                                            Smaller Companies Fund       Pacific Growth Fund         Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                               1997   1996  1995         1997   1996    1995       1997    1996    1995
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares            $17     -     -         8,455  10,710   4,502     52,576  45,170  41,763
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges              29     3     -           214   2,726   1,485      5,796   4,926   3,974
 Administrative charges                           7     1     -            53     682     371      1,449   1,231     994
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                             36     4     -           267   3,408   1,856      7,245   6,157   4,968
      Investment income (loss), net             (19)   (4)    -         8,188   7,302   2,646     45,331  39,013  36,795
Realized gains (losses) and unrealized
 appreciation (depreciation)
 on investments:
  Realized capital gain distributions
   on mutual funds                                -     -     -             -   6,208   1,872         -        -       -
  Realized gains (losses) on sales of
   investments, net                              (2)  119     -           907   6,092   1,245    27,003   18,468   7,473
---------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses)
       on investments, net                       (2)  119     -           907  12,300   3,117    27,003   18,468   7,473
  Net change in unrealized appreciation
  (depreciation) on investments              (1,075)    -     -      (164,185) 12,362  13,125       136  (37,068) 56,173
---------------------------------------------------------------------------------------------------------------------------
      Total realized gains (losses) and unrealized
       appreciation (depreciation) on
       investments, net                     (1,077)   119     -      (163,278) 24,662  16,242    27,139  (18,600) 63,646
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                           ($1,096)   115     -      (155,090) 31,964  18,888    72,470   20,413 100,441
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Operations (cont.)
For the years ended December 31, 1997, 1996 and 1995

                                           Utility Equity Fund       Zero Coupon Fund - 1995    Zero Coupon Fund - 2000
---------------------------------------------------------------------------------------------------------------------------
                                         1997     1996     1995        1997 1996   1995          1997     1996    1995
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares   $66,211   75,714    70,912        -      -  17,379       24,296    19,213  13,993
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges      9,862   11,220     8,983        -      -   (594)        2,223     2,212   2,179
 Administrative charges                  2,466    2,805     2,246        -      -   (149)          556       553     545
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                    12,328   14,025    11,229        -      -   (743)        2,779     2,765   2,724
      Investment income (loss), net     53,883   61,689    59,683        -      -  18,122       21,517    16,448  11,269
Realized gains (losses) and unrealized
 appreciation (depreciation)
 on investments:
  Realized capital gain distributions
   on mutual funds                      91,611        -        -         -      -     86           550       190       -
  Realized gains (losses) on sales of
   investments, net                     59,135  118,555   23,410         -      - 37,619         5,922     2,734   1,164
---------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses) on
       investments, net                150,746  118,555   23,410         -      - 37,705         6,472     2,924   1,164
  Net change in unrealized appreciation
  (depreciation) on investments        116,553  (93,370) 259,686         -      -(37,457)       (6,554)  (13,736) 44,013
---------------------------------------------------------------------------------------------------------------------------
      Total realized gains (losses) and
       unrealized appreciation (depreciation)
       on investments, net             267,299   25,185  283,096         -      -    248           (82)  (10,812) 45,177
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                      $321,182   86,874  342,779         -      - 18,370        21,435     5,636  56,446
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Operations (cont.)
For the years ended December 31, 1997, 1996 and 1995

                                Zero Coupon Fund - 2005       Zero Coupon Fund - 2010              Total All Funds
---------------------------------------------------------------------------------------------------------------------------
                                 1997     1996    1995         1997    1996    1995            1997    1996     1995
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in
 fund shares                   $25,018   19,668  12,928       22,065   8,167  3,109         619,133   514,679  331,100
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense
  risk charges                   2,373    2,270   2,227        2,535   1,411    916          95,822    77,110   52,287
 Administrative charges            593      568     557          634     353    229          23,956    19,277   13,073
---------------------------------------------------------------------------------------------------------------------------
      Total expenses             2,966    2,838   2,784        3,169  1,764   1,145       119,778     96,387    65,360
---------------------------------------------------------------------------------------------------------------------------
      Investment income
       (loss), net              22,052   16,830  10,144       18,896  6,403   1,964       499,355    418,292   265,740
Realized gains (losses) and
 unrealized appreciation
 (depreciation) on investments:
  Realized capital gain distributions
   on mutual funds                  87        -       -          176  2,213       -       268,254    164,334    36,296
  Realized gains (losses) on
   sales of investments, net    11,706    4,146   1,495        1,074  6,865     258       324,660    252,789   122,564
---------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses) on
       investments, net         11,793    4,146   1,495        1,250  9,078     258       592,914    417,123   158,860
  Net change in unrealized
   appreciation (depreciation)
   on investments                1,480  (21,955) 68,320       35,571  4,806  32,162       548,282    354,212   871,051
---------------------------------------------------------------------------------------------------------------------------
      Total realized gains
       (losses) and unrealized
       appreciation (depreciation)
       on investments, net      13,273  (17,809) 69,815       36,821 13,884  32,420     1,141,196    771,335 1,029,911
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets from operations    $35,325     (979) 79,959       55,717 20,287  34,384     1,640,551  1,189,627 1,295,651
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets
For the years ended December 31, 1997,  1996 and 1995

                                               Adjustable
                                          U.S. Government Fund         Capital Growth Fund         Growth and Income Fund
---------------------------------------------------------------------------------------------------------------------------
                                          1997   1996     1995        1997    1996  1995         1997       1996      1995
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $-    17,105    1,199       (113)     (2)    -      43,696      16,297     2,877
  Realized gains (losses) on
   investments, net                        -   (10,027)      35        (11)      -     -     134,863     127,607    42,515
  Net change in unrealized appreciation
   (depreciation) on investments           -      (200)     240       (548)   (140)    -     283,057      37,916   184,273
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       net assets from operations          -     6,878    1,474       (672)   (142)    -     461,616    181,820    229,665
---------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 4):
  Purchase payments                        -     6,969   12,633           -       -    -      387,084    347,781   233,408
  Transfers between funds                  -   (34,766)  11,222      94,715   4,560    -      194,269    289,040   111,030
  Surrenders and terminations              -    (1,178)       -           -       -    -     (271,440)   (28,415)  (54,886)
  Policy loan transactions                 -        74   (1,764)          -       -    -        3,110     8,174        842
  Other transactions (note 2)              -    (2,842)  (6,127)       (429)      -    -     (163,700)  (145,312)  (92,875)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       net assets resulting from
       policy transactions                 -   (31,743)  15,964      94,286   4,560    -      149,323    471,268   197,519
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          -   (24,865)  17,438      93,614   4,418    -      610,939    653,088   427,184
Net assets at beginning of year            -    24,865    7,427       4,418       -    -    1,706,254 1,053,166    625,982
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $-         -   24,865      98,032   4,418    -    2,317,193  1,706,254 1,053,166
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1997, 1996 and 1995

                                                                                                    Investment Grade
                                          High Income Fund          Income Securities Fund        Intermediate Bond Fund
---------------------------------------------------------------------------------------------------------------------------
                                      1997      1996       1995      1997     1996      1995        1997   1996    1995
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income
   (loss), net                      $138,395    151,749    68,408    62,457   27,550    16,941         -    3,249   3,288
  Realized gains (losses)
   on investments, net                48,831     42,764     7,610    22,389    7,923     2,313         -    1,981   1,106
  Net change in unrealized
   appreciation (depreciation)
   on investments                      4,999    26,432   122,964    68,874   37,183    47,314         -   (3,575)  2,630
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
       in net assets
       from operations               192,225    220,945   198,982   153,720   72,656    66,568         -    1,655   7,024
 ---------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 4):
  Purchase payments                   50,642     57,851    44,935   255,347  275,281   223,737         -   11,940  14,163
  Transfers between funds           (140,178)   344,787    37,055    46,671  120,002   186,849         -  (72,421)  8,123
  Surrenders and
   terminations                      (67,891)    (3,551)  (14,331)  (11,918) (20,210)  (14,487)        -     (751)(40,771)
  Policy loan transactions           (33,557)     8,073     1,359   (25,240)  (4,239)  (19,420)        -        -       -
  Other transactions
   (note 2)                          (41,580)   (35,494)  (32,177)  (96,044) (98,005)  (89,585)        -   (5,413) (7,440)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
       in net assets resulting
       from policy transactions     (232,564)   371,666    36,841    168,816  272,829   287,094         -  (66,645)(25,925)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets    (40,339)   592,611   235,823    322,536  345,485   353,662         -  (64,990)(18,901)
Net assets at beginning of year    1,874,953  1,282,342 1,046,519    869,551  524,066   170,404         -   64,990  83,891
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year         $1,834,614  1,874,953 1,282,342  1,192,087  869,551   524,066         -        -  64,990
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1997, 1996 and 1995

                                                                           Mutual Discovery               Mutual Shares
                                                  Money Market Fund        Securities Fund              Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                         1997       1996       1995        1997     1996  1995          1997    1996   1995
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net        $29,826      27,558     27,041      (1,385)    (27)   -        (2,512)    (39)     -
  Realized gains (losses) on
   investments, net                          -           -          -         166       -    -          2,034       2     -
  Net change in unrealized
   appreciation (depreciation)
   on investments                            -           -          -      26,719     495    -         51,689   1,634     -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       net assets from operations       29,826      27,558     27,041      25,500     468    -         51,211   1,597     -
 Policy transactions (note 4):
  Purchase payments                  1,996,782   2,288,562  1,140,571           -       -    -         16,585       -     -
  Transfers between funds           (2,136,510) (2,221,762)  (843,539)    281,309  50,000    -        776,453  84,053     -
  Surrenders and terminations          (52,158)    (27,431)   (48,126)          -       -    -              -       -     -
  Policy loan transactions             (25,633)     (5,692)      (251)          -       -    -         (1,956)      -     -
  Other transactions (note 2)          168,886     (13,338)  (124,409)     (1,893)      -    -         (9,654)    (44)    -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       net assets resulting from
       policy transactions             (48,633)     20,339    124,246     279,416  50,000    -        781,428  84,009     -
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets      (18,807)     47,897    151,287     304,916  50,468    -        832,639  85,606     -
Net assets at beginning of year        729,749     681,852    530,565      50,468       -    -         85,606       -     -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year             $710,942     729,749    681,852     355,384  50,468    -        918,245  85,606     -
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1997, 1996 and 1995

                                        Natural Resources                 Real Estate                      Rising
                                         Securities Fund                 Securities Fund                Dividends Fund
---------------------------------------------------------------------------------------------------------------------------
                                    1997      1996     1995          1997      1996     1995         1997      1996    1995
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income
 (loss), net                       $1,324      837      489        8,632      5,589     2,834      1,419     1,941     961
  Realized gains (losses) on
   investments, net                (1,936)  16,425   17,696       23,316      1,980     3,559     28,302     2,703     463
  Net change in unrealized
   appreciation (depreciation)
   on investments                 (25,118)  (8,994) (10,144)      57,737     58,343    14,488     93,007    44,265   19,701
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
       in net assets from
       operations                 (25,730)   8,268    8,041       89,685     65,912    20,881    122,728    48,909   21,125
---------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 4):
  Purchase payments                15,837   18,730   24,963       92,480     67,454    53,203    108,408    74,745   52,764
  Transfers between funds          (5,829) (46,431)  23,956      176,166     86,682    38,779    193,808    86,767   38,476
  Surrenders and
   terminations                       (52)  (7,791) (81,139)      (2,795)    (1,098)   (8,139)   (17,668)   (7,693)    (264)
  Policy loan transactions            172     (524)     282      (15,416)    (1,340)     (145)    (5,874)   (1,876)       -
  Other transactions (note 2)      (6,922)  (9,019) (12,614)     (43,348)   (27,619)  (23,363)   (51,398)  (33,070) (19,499)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
       in net assets resulting
       from policy transactions     3,206  (45,035) (44,552)     207,087    124,079    60,335    227,276   118,873   71,477
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets (22,524) (36,767) (36,511)     296,772    189,991    81,216    350,004   167,782   92,602
Net assets at beginning of year   128,017  164,784  201,295      349,516    159,525    78,309    304,911   137,129   44,527
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year        $105,493  128,017  164,784      646,288    349,516   159,525    654,915   304,911  137,129
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1997, 1996 and 1995

                                                               Templeton Developing Markets         Templeton Global
                                        Small Cap Fund                  Equity Fund               Asset Allocation Fund
---------------------------------------------------------------------------------------------------------------------------
                                      1997     1996      1995     1997     1996     1995          1997      1996     1995
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net     ($1,212)    (131)     -       5,407     (275)   (4,311)       4,723    (2,353)     (27)
  Realized gains (losses) on
   investments, net                   7,269      472      -      18,074    7,994      (453)      25,465    12,650       17
  Net change in unrealized appreciation
   (depreciation) on investments     22,458    3,624      -    (127,265)  56,503     4,422       11,716    41,378      (15)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       net assets from operations    28,515    3,965      -    (103,784)  64,222      (342)      41,904    51,675      (25)
---------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 4):
  Purchase payments                  44,998      683      -     191,340  215,896   169,165          430       439        -
  Transfers between funds           248,658   51,952      -       2,200  267,310    63,297     (108,898)  333,332      311
  Surrenders and terminations          (965)      75      -     (24,839) (10,080)  (18,763)        (108)        -        -
  Policy loan transactions                -        -      -     (20,884)  (2,638)        -            -         -        -
  Other transactions (note 2)       (19,801)    (239)     -     (77,790) (73,383)  (61,489)      (5,240)   (1,945)     (66)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       net assets resulting from
       policy transactions          272,890   52,471      -      70,027  397,105   152,210     (113,816)  331,826      245
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets   301,405   56,436      -     (33,757) 461,327   151,868      (71,912)  383,501      220
Net assets at beginning of year      56,436        -      -     669,146  207,819    55,951      383,721       220        -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year          $357,841   56,436      -     635,389  669,146   207,819      311,809   383,721      220
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1997, 1996 and 1995

                                       Templeton Global            Templeton Global              Templeton International
                                        Growth Fund              Income Securities Fund                Equity Fund
---------------------------------------------------------------------------------------------------------------------------
                                 1997      1996      1995         1997     1996     1995         1997       1996      1995
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income
  (loss), net                   $7,170     3,267     (432)       8,908    6,637    2,283        22,772     11,659    3,566
  Realized gains (losses)
   on investments, net          21,035    11,116      587          668      432      392        64,280     27,511    8,398
  Net change in unrealized
   appreciation (depreciation)
   on investments               80,562    91,158   23,468       (6,915)   2,837    6,634        25,384    114,314   19,054
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
       in net assets from
       operations              108,767   105,541   23,623        2,661    9,906    9,309       112,436    153,484   31,018
---------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 4):
  Purchase payments            317,636   335,873  237,156       42,795   39,862   42,908       359,829    371,300  297,409
  Transfers between
   funds                       272,672   119,840  114,188       (1,929)   9,506   18,457       170,913    100,214  206,753
  Surrenders and
   terminations                (35,910)  (12,771)  (6,710)      (1,422)  (2,101)  (6,040)      (30,410)   (30,572)  (9,230)
  Policy loan transactions     (19,640)   (8,767)  (3,177)      (2,728)    (425)    (638)      (37,789)   (10,040)  (1,799)
  Other transactions (note 2) (131,055) (113,183) (83,481)     (17,463) (16,260) (17,786)     (138,095)  (129,653)(110,168)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
       in net assets resulting
      from policy transactions 403,703   320,992  257,976       19,253   30,582   36,901       324,448    301,249  382,965
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in
 net assets                    512,470   426,533  281,599       21,914   40,488   46,210       436,884    454,733  413,983
Net assets at beginning
 of year                       774,892   348,359   66,760      129,516   89,028   42,818     1,010,009    555,276  141,293
---------------------------------------------------------------------------------------------------------------------------
Net assets at end
 of year                    $1,287,362   774,892  348,359      151,430  129,516   89,028     1,446,893  1,010,009  555,276
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1997, 1996 and 1995

                                             Templeton International           Templeton                  U.S Government
                                             Smaller Companies Fund        Pacific Growth Fund           Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                               1997   1996   1995        1997     1996     1995      1997     1996     1995
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                ($19)    (4)    -        8,188     7,302   2,646    45,331   39,013   36,795
  Realized gains (losses) on
   investments, net                              (2)   119     -          907    12,300   3,117    27,003   18,468    7,473
  Net change in unrealized appreciation
   (depreciation) on investments             (1,075)     -     -     (164,185)   12,362  13,125       136  (37,068)  56,173
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       net assets from operations            (1,096)   115     -     (155,090)   31,964  18,888    72,470   20,413  100,441
---------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 4):
  Purchase payments                               -      -     -      134,478   181,194  141,914   40,913   26,467   25,128
  Transfers between funds                    13,608   (115)    -      (41,449)   14,234   74,887 (108,226) 261,674   24,109
  Surrenders and terminations                     -      -     -      (10,217) (20,255)  (10,270) (20,318)  (7,837) (18,462)
  Policy loan transactions                        -      -     -      (13,651)  (2,894)  (27,456)  (7,823)    (424)  (2,060)
  Other transactions (note 2)                   (42)     -     -      (52,839) (73,664)  (64,733) (27,460) (19,100) (16,258)
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in
   net assets resulting from
   policy transactions                       13,566   (115)    -       16,322   98,615   114,342 (122,914) 260,780   12,457
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            12,470      -     -     (138,768) 130,579   133,230  (50,444) 281,193  112,898
Net assets at beginning of year                   -      -     -      428,593  298,014   164,784  928,142  646,949  534,051
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $12,470      -     -      289,825  428,593   298,014  877,698  928,142  646,949
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1997, 1996 and 1995

                                          Utility Equity Fund         Zero Coupon Fund - 1995      Zero Coupon Fund - 2000
---------------------------------------------------------------------------------------------------------------------------
                                      1997       1996       1995       1997    1996    1995          1997     1996     1995
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net      $53,883    61,689    59,683        -       -    18,122        21,517   16,448   11,269
  Realized gains (losses) on
   investments, net                  150,746   118,555    23,410        -       -    37,705         6,472    2,924    1,164
  Net change in unrealized
   appreciation (depreciation)
   on investments                    116,553   (93,370)  259,686        -       -   (37,457)       (6,554) (13,736)  44,013
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
       in net assets from
       operations                    321,182    86,874   342,779        -       -    18,370        21,435    5,636   56,446
 Policy transactions (note 4):
  Purchase payments                  116,828   127,511   116,016        -       -         -             -        -        -
  Transfers between funds            (67,788) (163,650)  124,589        -       -  (270,886)      (17,434)       -   10,631
  Surrenders and terminations         (8,311)  (80,389)  (35,449)       -       -         -             -        -        -
  Policy loan transactions           (60,609)  (97,734)  (13,309)       -       -         -           (73)     (64)     (64)
  Other transactions (note 2)        (60,143)  (65,596)  (62,877)       -       -    (2,815)       (4,421)  (4,271)  (3,831)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
       in net assets resulting
       from policy transactions      (80,023) (279,858)  128,970        -       -  (273,701)      (21,928)  (4,335)   6,736
Increase (decrease) in net assets    241,159  (192,984)  471,749        -       -  (255,331)         (493)   1,301   63,182
Net assets at beginning of year    1,352,938 1,545,922 1,074,173        -       -   255,331       350,723  349,422  286,240
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year         $1,594,097 1,352,938 1,545,922        -       -         -       350,230  350,723  349,422
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1997, 1996 and 1995

                                       Zero Coupon Fund - 2005      Zero Coupon Fund - 2010            Total All Funds
---------------------------------------------------------------------------------------------------------------------------
                                        1997     1996     1995     1997      1996     1995        1997     1996     1995
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net       $22,052   16,830   10,144   18,896    6,403   1,964     499,355    418,292    265,740
  Realized gains (losses) on
   investments, net                    11,793    4,146    1,495    1,250    9,078     258     592,914    417,123    158,860
  Net change in unrealized
   appreciation (depreciation)
   on investments                       1,480  (21,955)  68,320   35,571    4,806  32,162     548,282    354,212    871,051
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
       in net assets
       from operations                 35,325     (979)  79,959   55,717   20,287  34,384   1,640,551  1,189,627  1,295,651
 Policy transactions (note 4):
  Purchase payments                         -        -        -        -       -        -   4,172,412  4,448,538  2,830,073
  Transfers between funds             (61,213)  57,145        -    3,652  223,644       -    (214,360)   (34,403)   (21,713)
  Surrenders and
   terminations                             -   (3,894)       -        -        -       -    (556,422)  (265,942)  (367,067)
  Policy loan transactions                  -        -     (687)    (183)    (176)   (169)   (267,774)  (120,512)   (68,456)
  Other transactions
   (note 2)                            (4,798)  (4,109)  (3,625)  (5,717)  (3,437) (1,657)   (790,946)  (874,996)  (836,875)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
       assets resulting from policy
       transactions                   (66,011)  49,142   (4,312)  (2,248) 220,031  (1,826)  2,342,910  3,152,685  1,535,962
Increase (decrease) in net assets     (30,686)  48,163   75,647   53,469  240,318  32,558   3,983,461  4,342,312  2,831,613
Net assets at beginning
 of year                              385,323  337,160  261,513  356,054  115,736  83,178  12,928,936  8,586,624  5,755,011
---------------------------------------------------------------------------------------------------------------------------
Net assets at end
 of year                             $354,637  385,323  337,160  409,523  356,054 115,736  16,912,397 12,928,936  8,586,624
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements
December 31, 1997


1. ORGANIZATION

Allianz Life Variable Account A (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations September 8, 1987. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable life policies issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates, in accordance with the selection made by the policy owner. Not all funds are available as investment options for the products which comprise the Variable Account.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Allianz Life.


2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include realized gain distributions received from the respective funds. Gains on the sale of fund shares are determined by the average cost method.

Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.

A Fixed Account investment option is available to variable universal life policy owners. This account is comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Account are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Account is 3.5%.

The Templeton Global Asset Allocation Fund and Small Cap Fund were added as available investment options on May 1, 1995 and November 1, 1995, respectively. The Small Cap Fund had no investment activity during 1995. The Zero Coupon - 1995 Fund matured and was closed on December 15, 1995. The Capital Growth Fund and Templeton International Smaller Companies Fund were added as available investment options on May 1, 1996. The Mutual Discovery Securities Fund and Mutual Shares Securities Fund were added as available investment options on November 8, 1996.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 1997


2. SIGNIFICANT ACCOUNTING POLICIES (cont.)

Investments (cont.)

The Investment Grade Intermediate Bond Fund and Adjustable U.S. Government Fund were closed on October 25, 1996 when shares of the U.S. Government Securities Fund were substituted for all shares of both funds.

On May 1, 1995, the Equity Growth Fund name was changed to Growth and Income Fund. The Global Income Fund name was changed to Templeton Global Income Securities Fund on May 1, 1996. The Precious Metals Fund name was changed to Natural Resources Securities Fund on May 1, 1997.

Expenses

Asset Based Expenses

A mortality and expense risk charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .60% of the daily net assets of the Variable Account.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .15% of the daily net assets of the Variable Account.

Contract Based Expenses

A cost of insurance charge is deducted against each policy by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total cash surrender value). Total cost of insurance charges paid by the policy owners for the years ended December 31, 1997, 1996 and 1995 were $832,417, $715,700, and $581,193, respectively.

A deferred issue charge is deducted annually, at the end of the policy year, from each single premium variable life policy for the first ten policy years by liquidating units. The amount of the charge is 7% of the single premium consisting of 2.5% for premium taxes, 4% for sales charge and .5% for policy issue charge (in the State of California, 2.35%, 4.15% and .5%, respectively). If the policy is surrendered before the full amount is collected, the uncollected portion of this charge is deducted from the account value. Total deferred issue charges paid by the policy owners for the years ended December 31, 1997, 1996 and 1995 were $37,629, $28,152, and $28,613, respectively.

A policy charge is deducted on each monthly anniversary date from each variable universal life policy by liquidating units. The amount of the charge is equal to 2.5% of each premium payment for premium taxes plus $20 per month for the first policy year and $9 per month guaranteed thereafter. Currently, Allianz Life has agreed to voluntarily limit the charge to $5 per month after the first policy year. Total policy charges paid by the policy owners for the years ended
December  31,  1997,  1996 and  1995  were  $211,485,  $204,321,  and  $292,695, respectively.

Twelve free transfers are permitted each contract year. Thereafter, the fee is the lesser of $25 or 2% of the amount transferred. No transfer charges were paid by the policy owners during the years ended December 31, 1997, 1996 and 1995, respectively. Net transfers to the Fixed Account during the years ended December 31, 1997, 1996 and 1995 were $214,360, $34,403, and $21,713, respectively.

The cost of insurance, deferred issue, policy and transfer charges paid are reflected in the Statements of Changes in Net Assets as Other transactions.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 1997


3. FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

4. POLICY TRANSACTIONS - UNIT ACTIVITY

Transactions in units for each fund for the years ended December 31, 1997, 1996 and 1995, were as follows:

                                    Adjustable          Growth                    Investment            Mutual     Mutual
                                        U.S    Capital    and    High    Income      Grade      Money  Discovery   Shares
                                    Government Growth   Income  Income Securities Intermediate Market Securities Securities
                                       Fund     Fund     Fund    Fund     Fund     Bond Fund    Fund     Fund       Fund
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at
 December 31, 1994                        654       -  29,795  63,380    10,514       6,002   37,381         -        -
Policy transactions:
 Purchase payments                      1,060       -   9,561   2,463    12,397         963   77,441         -        -
 Transfers between funds                  966       -   4,664   1,925    10,593         562  (57,166)        -        -
 Surrenders and terminations              -         -  (2,237)   (772)     (783)     (2,761)  (3,275)        -        -
 Policy loan transactions                (151)      -      38      75    (1,137)          -      (17)        -        -
 Other transactions                      (516)      -  (3,800) (1,738)   (4,970)       (507)  (8,596)        -        -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in units
       resulting from policy
       transactions                     1,359       -   8,226   1,953    16,100      (1,743)   8,387         -        -
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1995  2,013       -  38,021  65,333    26,614       4,259   45,768         -        -
===========================================================================================================================
Policy transactions:
 Purchase payments                        553       -  12,119   2,801    13,495        778   147,764        -         -
 Transfers between funds               (2,257)    391   9,962  17,863     5,904     (4,635) (143,612)   4,953     8,284
 Surrenders and terminations              (94)      -  (1,005)   (177)   (1,004)       (49)   (1,836)       -         -
 Policy loan transactions                   6       -     311     405      (212)         -      (376)       -         -
 Other transactions                      (221)      -  (5,057) (1,722)   (4,812)      (353)     (778)       -        (4)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in units
       resulting from policy
       transactions                    (2,013)    391  16,330  19,170    13,371    (4,259)     1,162    4,953     8,280
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1996      -     391  54,351  84,503    39,985         -     46,930    4,953     8,280
===========================================================================================================================
Policy transactions:
 Purchase payments                          -       -  10,974   2,141    11,090          -   125,344        -     1,460
 Transfers between funds                    -   7,029   5,516  (5,679)    1,881          -  (120,861)  24,650    67,284
 Surrenders and terminations                -       -  (7,932) (3,022)     (513)         -    (3,267)       -         -
 Policy loan transactions                   -       -     (68) (1,471)   (1,113)         -    (1,621)       -      (184)
 Other transactions                         -     (34) (4,624) (1,789)   (4,161)         -    (2,758)    (164)     (841)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in units
       resulting from policy transactions   -   6,995   3,866  (9,820)    7,184          -    (3,163   24,486    67,719
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997      -   7,386  58,217  74,683    47,169          -    43,767   29,439    75,999
===========================================================================================================================

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 1997


4. POLICY TRANSACTIONS - UNIT ACTIVITY (cont.)

                                Natural                              Templeton  Templeton Templeton Templeton    Templeton
                               Resources Real Estate Rising  Small Developing Global Asset Global Global Income International
                              Securities Securities Dividends Cap    Markets   Allocation  Growth  Securities     Equity
                                 Fund      Fund       Fund   Fund  Equity Fund   Fund       Fund      Fund         Fund
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at
 December 31, 1994              13,441     4,368      4,474      -      6,099          -      6,748      3,175      11,403
Policy transactions:
 Purchase payments               1,662     2,884      4,625      -     18,183          -     22,517      2,992      22,647
 Transfers between funds         1,698     2,056      3,323      -      6,624         27     11,063      1,333      15,984
 Surrenders and terminations    (5,150)     (427)       (23)     -     (2,067)         -       (627)      (416)       (691)
 Policy loan transactions           20        (7)         -      -       (211)         -       (307)       (44)       (130)
 Other transactions               (840)   (1,246)    (1,699)     -     (6,418)        (6)    (7,923)    (1,239)     (8,383)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
       in units resulting from
       policy transactions      (2,610)    3,260      6,226      -     16,111         21     24,723      2,626      29,427
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at
 December 31, 1995              10,831     7,628     10,700      -     22,210         21     31,471      5,801      40,830
===========================================================================================================================
Policy transactions:
 Purchase payments               1,115     2,975    5,400       54     20,769         39     28,048      2,551      24,859
 Transfers between funds        (2,791)    3,397    6,298    4,297     24,526     30,441      9,880        609       6,586
 Surrenders and terminations      (438)      (51)    (581)       6       (952)         -     (1,089)      (138)     (2,070)
 Policy loan transactions          (29)      (62)    (134)       -       (251)         -       (718)       (26)       (665)
 Other transactions               (536)   (1,209)  (2,379)     (19)    (7,042)      (169)    (9,435)    (1,041)     (8,691)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
       in units resulting from
       policy transactions      (2,679)    5,050    8,604    4,338     37,050     30,311     26,686      1,955      20,019
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at
 December 31, 1996               8,152    12,678   19,304    4,338     59,260     30,332     58,157      7,756      60,849
===========================================================================================================================
Policy transactions:
 Purchase payments               1,090     3,106    5,847    3,088     15,655         31     21,703      2,567      19,816
 Transfers between funds          (400)    5,867   10,275   17,595     (2,887)    (7,728)    18,498       (108)      9,327
 Surrenders and terminations        (6)      (93)    (909)     (74)    (1,900)        (9)    (2,308)       (85)     (1,686)
 Policy loan transactions           (7)     (534)    (334)       -     (1,728)         -     (1,348)      (164)     (2,099)
 Other transactions               (475)   (1,455)  (2,780)  (1,348)    (6,291)      (396)    (8,935)    (1,050)     (7,573)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
       in units resulting from
       policy transactions         202     6,891   12,099   19,261      2,849     (8,102)    27,610      1,160      17,785
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at
 December 31, 1997               8,354    19,569   31,403   23,599     62,109     22,230     85,767      8,916      78,634
===========================================================================================================================

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 1997

4. POLICY TRANSACTIONS - UNIT ACTIVITY (cont.)

                                       Templeton
                                     International Templeton    U.S.                Zero    Zero    Zero    Zero
                                        Smaller     Pacific  Government  Utility   Coupon  Coupon  Coupon  Coupon   Total
                                       Companies     Growth   Securities  Equity   Fund -  Fund -  Fund -  Fund -    All
                                         Fund        Fund       Fund       Fund     1995    2000    2005    2010    Funds
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1994         -     12,635     31,714    59,969   14,325   14,594  12,559  3,804   347,034
Policy transactions:
 Purchase payments                             -     10,718      1,355     5,744        -        -       -      -   197,212
 Transfers between funds                       -      5,757      1,281     6,185  (14,174)     458       -      -     3,159
 Surrenders and terminations                   -       (779)      (965)   (1,893)       -        -       -      -   (22,866)
 Policy loan transactions                      -     (2,141)      (111)     (695)       -       (3)    (30)    (6)   (4,857)
 Other transactions                            -     (4,868)      (872)   (3,112)    (151)    (175)   (147)   (63)  (57,269)
---------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in units
         resulting from policy transactions    -      8,687        688     6,229  (14,325)     280    (177)   (69)  115,379
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1995         -     21,322     32,402    66,198        -   14,874  12,382  3,735   462,413
===========================================================================================================================
Policy transactions:
 Purchase payments                             -     12,100      1,329     5,397        -        -       -      -   282,146
 Transfers between funds                       -        802     12,856    (6,933)       -        1   2,260  8,290    (2,628)
 Surrenders and terminations                   -     (1,318)      (400)   (3,354)       -        -    (149)     -   (14,699)
 Policy loan transactions                      -       (189)       (22)   (4,007)       -       (3)      -     (7)   (5,979)
 Other transactions                            -     (4,907)      (961)   (2,782)       -     (185)   (162)  (122)  (52,587)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in units
       resulting from policy transactions      -      6,488     12,802   (11,679)       -     (187)  1,949  8,161   206,253
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1996         -     27,810     45,204    54,519        -   14,687  14,331 11,896   668,666
===========================================================================================================================
Policy transactions:
 Purchase payments                             -      9,779      1,925     4,451        -        -       -      -   240,067
 Transfers between funds                   1,143     (2,629)    (5,101)   (2,894)       -     (707) (2,226)   119    17,964
 Surrenders and terminations                   -       (759)      (952)     (304)       -        -       -      -   (23,819)
 Policy loan transactions                      -       (884)      (382)   (2,428)       -       (3)      -     (6)  (14,374)
 Other transactions                           (4)    (3,737)    (1,294)   (2,288)       -     (181)   (173)  (183)  (52,534)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in units
 resulting from policy transactions        1,139      1,770     (5,804)   (3,463)       -     (891) (2,399)   (70)  167,304
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997     1,139     29,580     39,400    51,056        -   13,796  11,932 11,826   835,970
===========================================================================================================================

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 1997

5. UNIT VALUES
A summary of unit values and units outstanding for variable life contracts and the expense ratios, including expenses of the underlying funds, for each year of the five-year period ended December 31, 1997 as follows.

                                                                                                               Ratio of
                                                                                                               Expenses
                                                                Units                                         to Average
                                                             Outstanding     Unit Value      Net Assets       Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Adjustable U.S. Government Fund
December 31,
 19961                                                         18,047      $   12.873     $   232,322               1.34+%
 1995                                                           2,013          12.352          24,865               1.34
 1994                                                             654          11.374           7,427               1.32
 1993                                                             403          11.481           4,622               1.33

Capital Growth Fund
December 31,
 1997                                                           7,386          13.273          98,032               1.52
 19962                                                            391          11.303           4,418               1.52+

Growth and Income Fund
December 31,
 1997                                                          58,217          39.803       2,317,193               1.24
 1996                                                          54,351          31.393       1,706,254               1.25
 1995                                                          38,021          27.700       1,053,166               1.27
 1994                                                          29,795          21.010         625,982               1.29
 1993                                                          29,140          21.604         629,549               1.33

High Income Fund
December 31,
 1997                                                          74,683          24.565       1,834,614               1.28
 1996                                                          84,503          22.188       1,874,953               1.29
 1995                                                          65,333          19.628       1,282,342               1.31
 1994                                                          63,380          16.512       1,046,519               1.35
 1993                                                          65,065          17.020       1,107,418               1.39

Income Securities Fund
December 31,
 1997                                                          47,169          25.273       1,192,087               1.25
 1996                                                          39,985          21.747         869,551               1.25
 1995                                                          26,614          19.691         524,066               1.26
 1994                                                          10,514          16.208         170,404               1.29
 1993                                                           2,104          17.423          36,655               1.31

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 1997


5. UNIT VALUES (cont.)

                                                                                                               Ratio of
                                                                                                               Expenses
                                                                Units                                         to Average
                                                             Outstanding     Unit Value      Net Assets       Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Investment Grade Intermediate Bond Fund
December 31,
 19961                                                          4,699      $   15.617       $  73,376               1.35+%
 1995                                                           4,259          15.260          64,990               1.36
 1994                                                           6,002          13.978          83,891               1.38
 1993                                                             582          14.017           8,158               1.41

Money Market Fund
December 31,
 1997                                                          43,767          16.244         710,942               1.20
 1996                                                          46,930          15.550         729,749               1.18
 1995                                                          45,768          14.898         681,852               1.15
 1994                                                          37,381          14.194         530,565               1.21
 1993                                                          22,430          13.773         308,920               1.41

Mutual Discovery Securities Fund
 December 31,
 1997                                                          29,439          12.072         355,384               1.81
 19963                                                          4,953          10.190          50,468               2.12+

Mutual Shares Securities Fund
December 31,
 1997                                                          75,999          12.082         918,245               1.55
 19963                                                          8,280          10.339          85,606               1.75+

Natural Resources Securities Fund
December 31,
 1997                                                           8,354          12.629         105,493               1.44
 1996                                                           8,152          15.704         128,017               1.40
 1995                                                          10,831          15.214         164,784               1.41
 1994                                                          13,441          14.977         201,295               1.43
 1993                                                           7,933          15.396         122,135               1.43

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 1997


5. UNIT VALUES (cont.)

                                                                                                               Ratio of
                                                                                                               Expenses
                                                                Units                                         to Average
                                                             Outstanding     Unit Value      Net Assets       Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund
December 31,
 1997                                                          19,569      $   33.025     $   646,288               1.29%
 1996                                                          12,678          27.568         349,516               1.32
 1995                                                           7,628          20.913         159,525               1.34
 1994                                                           4,368          17.928          78,309               1.37
 1993                                                           3,265          17.556          57,318               1.42

Rising Dividends Fund
December 31,
 1997                                                          31,403          20.855         654,915               1.49
 1996                                                          19,304          15.795         304,911               1.51
 1995                                                          10,700          12.816         137,129               1.53
 1994                                                           4,474           9.952          44,527               1.55
 1993                                                           3,576          10.453          37,377               1.54

Small Cap Fund
December 31,
 1997                                                          23,599          15.164         357,841               1.52
 1996                                                           4,338          13.011          56,436               1.52
 19954                                                              -          10.157               -               1.65+

Templeton Developing Markets Equity Fund
December 31,
 1997                                                          62,109          10.230         635,389               2.17
 1996                                                          59,260          11.292         669,146               2.24
 1995                                                          22,210           9.357         207,819               2.16
 19945                                                          6,099           9.173          55,951               2.28+

Templeton Global Asset Allocation Fund
December 31,
 1997                                                          22,230          14.027         311,809               1.69
 1996                                                          30,332          12.651         383,721               1.61
 19956                                                             21          10.637             220               1.65+

Templeton Global Growth Fund
December 31,
 1997                                                          85,767          15.010       1,287,362               1.63
 1996                                                          58,157          13.324         774,892               1.68
 1995                                                          31,471          11.069         348,359               1.72
 19945                                                          6,748           9.894          66,760               1.89+

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 1997


5. UNIT VALUES (cont.)

                                                                                                              Ratio of
                                                                                                               Expenses
                                                                Units                                         to Average
                                                             Outstanding     Unit Value      Net Assets       Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities Fund
December 31,
 1997                                                           8,916      $   16.985     $   151,430               1.37%
 1996                                                           7,756          16.700         129,516               1.36
 1995                                                           5,801          15.347          89,028               1.39
 1994                                                           3,175          13.483          42,818               1.46
 1993                                                           1,537          14.297          21,976               1.48

Templeton International Equity Fund
December 31,
 1997                                                          78,634          18.400       1,446,893               1.64
 1996                                                          60,849          16.598       1,010,009               1.64
 1995                                                          40,830          13.600         555,276               1.67
 1994                                                          11,403          12.390         141,293               1.74
 1993                                                           1,368          12.375          16,931               1.87

Templeton International Smaller Companies Fund
December 31,
 1997                                                           1,139          10.943          12,470               1.81
 19962                                                              -          11.194               -               1.53+

Templeton Pacific Growth Fund
December 31,
 1997                                                          29,580           9.798         289,825               1.78
 1996                                                          27,810          15.412         428,593               1.74
 1995                                                          21,322          13.977         298,014               1.76
 1994                                                          12,635          13.042         164,784               1.82
 1993                                                           9,924          14.407         142,972               1.89

U.S. Government Securities Fund
December 31,
 1997                                                          39,400          22.276         877,698               1.25
 1996                                                          45,204          20.532         928,142               1.26
 1995                                                          32,402          19.966         646,949               1.27
 1994                                                          31,714          16.840         534,051               1.28
 1993                                                          38,612          17.775         686,329               1.29

Utility Equity Fund
December 31,
 1997                                                          51,056          31.223       1,594,097               1.25
 1996                                                          54,519          24.816       1,352,938               1.25
 1995                                                          66,198          23.353       1,545,922               1.25
 1994                                                          59,969          17.912       1,074,173               1.27
 1993                                                          66,241          20.406       1,351,721               1.26

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 1997


5. UNIT VALUES (cont.)

                                                                                                               Ratio of
                                                                                                               Expenses
                                                                Units                                         to Average
                                                             Outstanding     Unit Value      Net Assets       Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Zero Coupon Fund - 1995
December 31,
 19957                                                         10,963      $   18.957     $   207,834               1.15+%
 1994                                                          14,325          17.823         255,331               1.15
 1993                                                          14,511          17.832         258,760               1.11

Zero Coupon Fund - 2000
December 31,
 1997                                                          13,796          25.386         350,230               1.15
 1996                                                          14,687          23.880         350,723               1.15
 1995                                                          14,874          23.491         349,422               1.15
 1994                                                          14,594          19.614         286,240               1.15
 1993                                                          15,249          21.191         323,131               1.12

Zero Coupon Fund - 2005
December 31,
 1997                                                          11,932          29.722         354,637               1.15
 1996                                                          14,331          26.888         385,323               1.15
 1995                                                          12,382          27.229         337,160               1.15
 1994                                                          12,559          20.821         261,513               1.15
 1993                                                          16,042          23.198         372,147               1.12

Zero Coupon Fund - 2010
December 31,
 1997                                                          11,826          34.629         409,523               1.15
 1996                                                          11,896          29.931         356,054               1.15
 1995                                                           3,735          30.991         115,736               1.15
 1994                                                           3,804          21.866          83,178               1.15
 1993                                                           7,408          24.745         183,310               1.00

*For the year ended December 31, including the effect of the expenses of the underlying funds.
+Annualized.
1 Period  from January 1, 1996 to October 25, 1996 (fund  closure).
2 Period from May 1, 1996 (fund  commencement) to December 31, 1996.
3 Period from November 8, 1996 (fund  commencement)  to December 31, 1996.
4 Period from  November 1, 1995 (fund  commencement)  to  December  31,  1995.
5 Period  from July 1, 1994 (fund commencement) to December 31, 1994.
6 Period from May 1, 1995 (fund commencement) to December  31,  1995.
7 Period from January 1, 1995 to December 15, 1995 (fund closure).







        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                       Consolidated Financial Statements

                           December 31, 1997 and 1996

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Independent Auditors' Report


The Board of Directors
Allianz Life Insurance Company of North America:

We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 1997 and 1996, and the related consolidated statements of income, stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 1997 and 1996, and the results of their operations, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.

                                          KPMG Peat Marwick LLP

Minneapolis, Minnesota
February 4, 1998

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Financial  Statements

Consolidated  Balance Sheets
December 31, 1997 and 1996
(in thousands)

                                                                                                    1997        1996
---------------------------------------------------------------------------------------------------------------------------
Assets
Investments:
 Fixed maturities, at market                                                                    $ 2,705,210   2,768,306
 Equity securities, at market                                                                       442,607     327,834
 Mortgage loans on real estate                                                                      318,683     245,559
 Certificates of deposit and short-term securities                                                  117,124     204,972
 Policy loans                                                                                         5,695     103,708
 Other invested assets                                                                               51,863      44,948
---------------------------------------------------------------------------------------------------------------------------
      Total investments                                                                           3,641,182   3,695,327
Cash                                                                                                 26,871      37,992
Accrued investment income                                                                            38,345      36,130
Receivables (net of allowance for uncollectible accounts of $3,122 in 1997 and $4,630 in 1996)      262,676     155,278
Reinsurance receivable:
 Funds held on deposit                                                                            1,145,210   1,101,716
 Recoverable on future policy benefit reserves                                                    1,120,663      48,909
 Recoverable on unpaid claims                                                                       219,443     142,199
 Receivable on paid claims                                                                           31,158      18,240
Deferred acquisition costs                                                                          927,080     863,338
Other assets                                                                                         34,475      26,052
Federal income tax recoverable                                                                       20,761      12,455
---------------------------------------------------------------------------------------------------------------------------
      Assets, exclusive of separate account assets                                                7,467,864   6,137,636
Separate account assets                                                                          10,756,929   9,520,561
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                              $18,224,793  15,658,197
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Financial  Statements (Continued)

Consolidated  Balance Sheets (cont.)
December 31, 1997 and 1996
(in thousands)
                                                                                                    1997        1996
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Future benefit reserves:
  Life                                                                                          $ 1,297,269   1,204,633
  Annuity                                                                                         3,251,829   2,879,221
 Policy and contract claims                                                                         553,113     438,824
 Unearned premiums                                                                                   50,168      32,176
 Reinsurance payable                                                                                165,582      96,857
 Deferred income on reinsurance                                                                     150,526          0
 Deferred income taxes                                                                              228,861     150,760
 Accrued expenses                                                                                    93,341      84,254
 Commissions due and accrued                                                                         39,517      37,103
 Other policyholder funds                                                                            30,208      52,267
 Other liabilities                                                                                  389,858     147,364
---------------------------------------------------------------------------------------------------------------------------
      Liabilities, exclusive of separate account liabilities                                      6,250,272   5,123,459
 Separate account liabilities                                                                    10,756,929   9,520,561
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                          17,007,201  14,644,020
---------------------------------------------------------------------------------------------------------------------------
Stockholder's equity:
 Common stock, $1 par value, 20 million shares authorized, issued and outstanding                    20,000      20,000
 Preferred stock, $1 par value, cumulative, 200 million shares authorized,
  25 million shares issued and outstanding                                                           25,000      25,000
 Additional paid-in capital                                                                         407,088     407,088
 Net unrealized gain on investments net of deferred federal income taxes                            195,505     102,637
 Net unrealized Canadian currency loss                                                              (4,448)     (3,473)
 Retained earnings                                                                                  574,447     462,925
---------------------------------------------------------------------------------------------------------------------------
      Total stockholder's equity                                                                  1,217,592   1,014,177
Commitments and contingencies (notes 6 and 11)
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities and stockholder's equity                                                $18,224,793  15,658,197
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Financial  Statements (Continued)

Consolidated Statements of Income
Years ended December 31, 1997, 1996 and 1995
(in thousands)

                                                                                        1997        1996        1995
---------------------------------------------------------------------------------------------------------------------------
Revenue:
 Life insurance premiums                                                             $ 339,841      284,084    257,647
 Other life policy considerations                                                       83,816       85,747     93,158
 Annuity considerations                                                                219,262      170,656    147,112
 Accident and health premiums                                                          747,718      603,230    527,059
---------------------------------------------------------------------------------------------------------------------------
       Total premiums and considerations                                             1,390,637    1,143,717  1,024,976
 Premiums ceded                                                                        438,018      277,163    223,226
---------------------------------------------------------------------------------------------------------------------------
       Net premiums and considerations                                                 952,619      866,554    801,750
 Investment income, net                                                                162,350      222,622    201,158
 Realized investment gains, net                                                         61,488       28,561     29,202
 Other                                                                                  53,760        6,193     10,170
---------------------------------------------------------------------------------------------------------------------------
       Total revenue                                                                 1,230,217    1,123,930  1,042,280
---------------------------------------------------------------------------------------------------------------------------
Benefits and expenses:
 Life insurance benefits                                                               336,090      281,441    268,163
 Annuity benefits                                                                      206,189      153,238    145,636
 Accident and health insurance benefits                                                566,746      434,793    374,743
---------------------------------------------------------------------------------------------------------------------------
       Total benefits                                                                1,109,025      869,472    788,542
 Benefit recoveries                                                                    426,607      249,552    210,702
---------------------------------------------------------------------------------------------------------------------------
       Net benefits                                                                    682,418      619,920    577,840
 Commissions and other agent compensation                                              310,665      267,714    233,939
 General and administrative expenses                                                   106,744       99,018    115,419
 Taxes, licenses and fees                                                               20,605       19,959     17,672
 Increase in deferred acquisition costs, net                                           (63,742)     (36,344)   (28,552)
---------------------------------------------------------------------------------------------------------------------------
       Total benefits and expenses                                                   1,056,690      970,267    916,318
---------------------------------------------------------------------------------------------------------------------------
       Income from operations before income taxes                                      173,527      153,663    125,962
---------------------------------------------------------------------------------------------------------------------------
Income tax expense:
 Current                                                                                31,571       21,936     12,993
 Deferred                                                                               28,283       30,559     25,772
---------------------------------------------------------------------------------------------------------------------------
       Total income tax expense                                                         59,854       52,495     38,765
---------------------------------------------------------------------------------------------------------------------------
       Net income                                                                    $ 113,673      101,168     87,197
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Financial  Statements (Continued)

Consolidated  Statements of Stockholder's Equity
Years ended December 31, 1997, 1996 and 1995
(in thousands)
                                                                                        1997        1996        1995
---------------------------------------------------------------------------------------------------------------------------
Common stock:
 Balance at beginning and end of year                                                 $ 20,000       20,000     20,000
---------------------------------------------------------------------------------------------------------------------------
Preferred Stock:
 Balance at beginning of year                                                           25,000       25,000     40,000
 Redemption of stock during the year                                                         0            0    (15,000)
---------------------------------------------------------------------------------------------------------------------------
 Balance at end of year                                                                 25,000       25,000     25,000
---------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital:
 Balance at beginning of year                                                          407,088      407,088    406,494
 Additional contribution from parent                                                         0            0        594
---------------------------------------------------------------------------------------------------------------------------
 Balance at end of year                                                                407,088      407,088    407,088
---------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments:
 Balance at beginning of year                                                          102,637      139,204    (62,073)
 Net unrealized gain on securities transferred from held-to-maturity
  to available-for-sale classification, net of deferred federal income                       0            0      1,789
 Net unrealized gain (loss) during the year, net of deferred federal income taxes       92,868    (36,567)     199,488
---------------------------------------------------------------------------------------------------------------------------
 Balance at end of year                                                                195,505      102,637    139,204
---------------------------------------------------------------------------------------------------------------------------
Net unrealized Canadian currency loss:
 Balance at beginning of year                                                           (3,473)      (3,455)    (3,787)
 Net unrealized gain (loss) during the year, net of deferred federal income taxes         (975)         (18)       332
---------------------------------------------------------------------------------------------------------------------------
 Balance at end of year                                                                 (4,448)      (3,473)    (3,455)
---------------------------------------------------------------------------------------------------------------------------
Retained earnings:
 Balance at beginning of year                                                          462,925      363,357    278,811
 Net income                                                                            113,673      101,168     87,197
 Cash dividend to stockholder                                                           (2,151)      (1,600)    (2,651)
---------------------------------------------------------------------------------------------------------------------------
 Balance at end of year                                                                574,447      462,925    363,357
---------------------------------------------------------------------------------------------------------------------------
       Total stockholder's equity                                                   $1,217,592    1,014,177    951,194
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Financial Statements (continued)

Consolidated Statements of Cash Flows
Years ended December 31, 1997, 1996 and 1995
(in thousands)
                                                                                        1997        1996        1995
---------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) operating activities:
 Net income                                                                          $ 113,673      101,168     87,197
---------------------------------------------------------------------------------------------------------------------------
  Adjustments to reconcile net income to net cash provided by
   (used in) operating activities:
   Realized investment gains, net                                                      (61,488)     (28,561)   (29,202)
   Deferred federal income tax expense                                                  28,283       30,559     25,772
   Charges to policy account balances                                                 (859,852)    (675,737)  (632,962)
   Interest credited to policy account balances                                        211,590      166,766    169,151
   Change in:
    Accrued investment income                                                           (2,215)         728     (2,072)
    Receivables                                                                       (107,398)     (30,578)   (13,300)
    Reinsurance receivables                                                         (1,644,423)    (119,384)  (190,953)
    Deferred acquisition costs                                                         (63,742)     (36,344)   (28,552)
    Future benefit reserves                                                          1,194,990       76,478     66,932
    Policy and contract claims and other policyholder funds                             92,230       37,055     25,116
    Unearned premiums                                                                   17,992       (2,005)    (6,195)
    Reinsurance payable                                                                 68,725       24,019     (8,669)
    Current tax recoverable                                                             (8,306)      (8,508)      (153)
    Accrued expenses and other liabilities                                              12,113       15,506     17,365
    Commissions due and accrued                                                          2,414       14,124     (1,211)
   Depreciation and amortization                                                       (13,312)     (25,874)   (23,391)
   Other, net                                                                               18       (1,568)       916
---------------------------------------------------------------------------------------------------------------------------
       Total adjustments                                                            (1,132,381)    (563,324)  (631,408)
       Net cash provided by (used in) operating activities                          (1,018,708)    (462,156)  (544,211)
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Financial Statements (continued)

Consolidated Statements of Cash Flows
Years ended December 31, 1997, 1996 and 1995
(in thousands)
                                                                                        1997        1996        1995
---------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) operating activities                               (1,018,708)    (462,156)   (544,211)
Cash flows provided by (used in) investing activities:
 Purchase of fixed maturities, at market                                           $(1,748,950)  (1,324,676)(1,533,290)
 Purchase of equity securities                                                      (1,699,847)    (137,304)  (166,701)
 Funding of mortgage loans                                                            (103,626)     (70,265)   (66,301)
 Sale of fixed maturities, at market                                                 1,921,534    1,043,748  1,242,988
 Matured or redeemed fixed maturities, at amortized cost                                     0            0      7,022
 Matured fixed maturities, at market                                                     1,150        2,711     38,991
 Sale of equity securities                                                           1,691,789      122,788     97,619
 Repayment of mortgage loans                                                            29,520       23,317     25,563
 Net change in certificates of deposit and short-term securities                        87,848     (173,471)   123,806
 Other                                                                                  82,797      (20,566)   (10,754)
---------------------------------------------------------------------------------------------------------------------------
       Net cash provided by (used in) investing activities                             262,215     (533,718)  (241,057)
---------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) financing activities:
 Policyholders' deposits to account balances                                        $1,497,321    1,184,338  1,066,407
 Policyholders' withdrawals from account balances                                     (448,998)    (368,490)  (291,102)
 Change in assets held under reinsurance agreements                                   (540,268)      52,973     36,354
 Funds borrowed on dollar reverse repurchase agreements, net                           239,468      130,196    (58,150)
 Net change in mortgage notes payable                                                        0            0     (1,049)
 Additional paid-in capital from parent                                                      0            0        594
 Preferred stock transactions                                                                0            0    (15,000)
 Cash dividends paid                                                                    (2,151)      (1,600)    (2,651)
---------------------------------------------------------------------------------------------------------------------------
       Net cash provided by financing activities                                       745,372      997,417    735,403
---------------------------------------------------------------------------------------------------------------------------
       Net change in cash                                                              (11,121)       1,543    (49,865)
Cash at beginning of year                                                               37,992       36,449     86,314
---------------------------------------------------------------------------------------------------------------------------
Cash at end of year                                                                   $ 26,871       37,992     36,449
===========================================================================================================================

See accompanying notes to financial statements.

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1997, 1996 and 1995 (in thousands, except share data)


(1) Summary of Significant Accounting Policies

Allianz Life Insurance Company of North America (the Company) is a wholly owned subsidiary of Allianz of America, Inc. (AZOA), a majority-owned subsidiary of Allianz A.G. Holding, a Federal Republic of Germany company.

The Company is a life insurance company which is licensed to sell both group and individual life, annuity and accident and health policies in the United States, Canada and several U.S. territories. Based on 1997 premiums and considerations, 33%, 20% and 47% of the Company's business is life, annuity and accident and health, respectively. The Company's primary distribution channels are through strategic alliances with other insurance companies and third party marketing organizations. The Company has a significant relationship with a mutual fund company and its broker/dealer network related to sales of its variable life and variable annuity products and another significant administration, marketing and reinsurance relationship with an unrelated insurance company in which it holds an ownership interest effective in 1998.

Following is a summary of the significant accounting policies reflected in the accompanying consolidated financial statements.

Basis of Presentation

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities. The accounts of the Company's major subsidiary, Preferred Life Insurance Company of New York and other less significant subsidiaries have been consolidated. All significant intercompany balances and transactions have been eliminated in consolidation.

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period.Actual results could vary significantly from management's estimates.

Recognition of Traditional Life, Group Life and Group Accident and Health
Revenue

Traditional life products include products with guaranteed premiums and benefits and consist principally of whole life and term insurance policies, limited payment contracts and certain annuity products with life contingencies.

Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses for traditional and group products are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

Recognition of Nontraditional and Variable Life and Annuity Revenue

Nontraditional and variable life insurance and interest sensitive contracts that have significant mortality or morbidity risk are accounted for in accordance with the retrospective deposit method. Interest sensitive contracts that do not have significant mortality or morbidity risk are accounted for in a manner consistent with interest bearing financial instruments. For both types of contracts, premium receipts are reported as deposits to the contractholder's account while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Mortality or morbidity charges are also accounted for as revenue on those contracts containing mortality or morbidity risk. Benefits consist of interest credited to contractholder's accounts and claims or benefits incurred in excess of the contractholder's balance.

Deferred Acquisition Costs

Acquisition costs, consisting of commissions and other costs which vary with and are primarily related to production of new business, are deferred. For traditional life and group life products, such costs are amortized over the revenue-producing period of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Acquisition costs for accident and health insurance policies

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements (continued)
December 31, 1997, 1996 and 1995 (in thousands, except share data)


(1) Summary of Significant Accounting Policies (cont.)

Deferred Acquisition Costs (cont.)

are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For interest sensitive products, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity and expense charges. Deferred acquisition costs amortized during 1997, 1996 and 1995 were $219,266, $137,618, and $117,782, respectively.

Future Policy Benefit Reserves

Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions are graded from 9% to 5.5%.

Future policy benefit reserves for interest sensitive products are generally carried at accumulated contract values. Reserves on some deferred annuity contracts are computed based on contractholder cash value accumulations, adjusted for mortality, withdrawal and interest margin assumptions.

Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, were determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Fair values are based on the amount payable on demand at December 31.

Policy and Contract Claims

Policy and contract claims represent an estimate of claims and claim adjustment expenses that have been reported but not yet paid and incurred but not yet reported as of December 31.

Reinsurance

Insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as reinsurance receivable. Reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

Investments

The Company has classified all of its investment portfolio as "available-for-sale". Short-term investments are carried at amortized cost which approximates market. Policy loans are reflected at their unpaid principal balances. Mortgage loans are reflected at unpaid principal balances adjusted for premium and discount amortization and an allowance for uncollectible balances. The Company analyzes loan impairment at least once a year when assessing the adequacy of the allowance for possible credit losses. The Company does not accrue interest on impaired loans and accounts for interest income on such loans on a cash basis.

Realized gains and losses are computed based on the specific identification method.

As of December 31, 1997 and 1996, investments with a carrying value of $103,590 and $102,361, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.

The fair values of invested assets, excluding investments in real estate, are deemed by management to approximate their estimated market values. The fair value of mortgage loans has been calculated using discounted cash flows and is based on pertinent information available to management as of year end. Policy loan balances which are supported by the underlying cash value of the policies approximate fair value. Changes in market conditions subsequent to year end may cause estimates of fair values to differ from the amounts presented herein.

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1997, 1996 and 1995 (in thousands, except share data)


(1) Summary of Significant Accounting Policies (cont.)

Income Taxes

Deferred  tax  assets  and   liabilities  are  recognized  for  the  future  tax
consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Separate Accounts

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders and contractholders. Each account has specific investment objectives and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

Fair values of separate account assets were determined using the market value of the underlying investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the policyholder's and contractholder's account.

Receivables

Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year end including the financial condition and credit worthiness of the parties underlying the receivables. Changes in market conditions subsequent to year end may cause estimates of fair values to differ from the amounts presented herein.

Accounting Changes

In 1996, the Company adopted Statement of Financial Accounting Standard (SFAS) No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of. No adjustments were made to the consolidated financial statements upon adoption of this pronouncement.

In 1997 the Company adopted SFAS No. 129, Disclosure of Information about Capital Structure, which establishes standards for disclosing information about an entity's capital structure. No additional disclosures were required.

Accounting Pronouncements to be Adopted

The Financial Accounting Standards Board (FASB) has issued SFAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, which provides accounting and reporting standards for transfers and servicing of financial assets and extinguishments of liabilities. In December 1996, the FASB issued SFAS No. 127, Deferral of the Effective Date of Certain Provisions of FASB Statement No. 125, which defers the effective date of certain paragraphs of SFAS No. 125 applicable to the Company. The Statements are to be applied prospectively. As a result of SFAS No. 127, the Company will adopt SFAS No. 125 January 1, 1998. Adoption of these pronouncements is not expected to have a significant impact on the consolidated financial statements.

In June, 1997, the FASB issued SFAS No. 130 Reporting Comprehensive Income, which establishes standards for reporting and displaying comprehensive income and its components in general purpose financial statements, and SFAS No. 131, Disclosures about Segments of an Enterprise and Related Information, which requires certain business enterprises to report specified information about their operating segments in a complete set of financial statements to shareholders. SFAS No. 130 and SFAS No. 131 are effective for the Company, and will be adopted in 1998.

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements (continued)
December 31, 1997, 1996 and 1995 (in thousands, except share data)


(1) Summary of Significant Accounting Policies (cont.)

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.


(2) Investments

Investments at December 31, 1997 consist of:

                                                                                                               Amount
                                                                                                              shown on
                                                                                     Amortized   Estimated  consolidated
                                                                                       cost        fair        balance
                                                                                      or cost      value        sheet
---------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
 U.S. Government                                                                    $ 499,652      528,657     528,657
 States and political subdivisions                                                     82,287       85,829      85,829
 Foreign government                                                                    35,858       37,734      37,734
 Public utilities                                                                      44,151       48,237      48,237
 Corporate securities                                                               1,206,392    1,250,532   1,250,532
 Mortgage backed securities                                                           628,307      663,891     663,891
 Collateralized mortgage obligations                                                   86,246       90,330      90,330
---------------------------------------------------------------------------------------------------------------------------
       Total fixed maturities                                                      $2,582,893    2,705,210   2,705,210
---------------------------------------------------------------------------------------------------------------------------
Equity securities:
 Common stocks:
  Banks, trusts and insurance companies                                                 7,670       11,220      11,220
  Industrial and miscellaneous                                                        246,395      418,871     418,871
 Nonredeemable preferred stocks                                                        10,079       12,516      12,516
---------------------------------------------------------------------------------------------------------------------------
       Total equity securities                                                      $ 264,144      442,607     442,607
---------------------------------------------------------------------------------------------------------------------------
Other investments:
 Mortgage loans on real estate                                                        318,683    XXXXXXXXX     318,683
 Certificates of deposit and short-term securities                                    117,124    XXXXXXXXX     117,124
 Policy loans                                                                           5,695    XXXXXXXXX       5,695
 Other invested assets                                                                 51,863    XXXXXXXXX      51,863
---------------------------------------------------------------------------------------------------------------------------
       Total other investments                                                      $ 493,365    XXXXXXXXX     493,365
---------------------------------------------------------------------------------------------------------------------------
       Total investments                                                           $3,340,402    XXXXXXXXX   3,641,182
===========================================================================================================================

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements (continued)
December 31, 1997, 1996 and 1995 (in thousands, except share data)


(2) Investments (cont.)

At December 31, 1997 and 1996, the amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of securities are as follows:

                                                                         Amortized     Gross       Gross      Estimated
                                                                           cost     unrealized  unrealized      fair
                                                                          or cost      gains      losses        value
---------------------------------------------------------------------------------------------------------------------------
 1997:
 U.S. Government                                                        $ 499,652      29,191          186     528,657
 States and political subdivisions                                         82,287       3,561           19      85,829
 Foreign government                                                        35,858       1,876            0      37,734
 Public utilities                                                          44,151       4,086            0      48,237
 Corporate securities                                                   1,206,392      60,016       15,876   1,250,532
 Mortgage backed securities                                               628,307      35,584            0     663,891
 Collateralized mortgage obligations                                       86,246       4,086            2      90,330
---------------------------------------------------------------------------------------------------------------------------
       Total fixed maturities                                           2,582,893     138,400       16,083   2,705,210
 Equity securities                                                        264,144     205,632       27,169     442,607
---------------------------------------------------------------------------------------------------------------------------
       Total                                                           $2,847,037     344,032       43,252   3,147,817
===========================================================================================================================
1996:
 U.S. Government                                                          620,236      25,954          926     645,264
 States and political subdivisions                                            419           5            0         424
 Foreign government                                                       304,589       6,090        1,285     309,394
 Public utilities                                                           6,466         575            0       7,041
 Corporate securities                                                   1,025,189      24,137        9,004   1,040,322
 Mortgage backed securities                                               669,181      18,444          571     687,054
 Collateralized mortgage obligations                                       78,331         995          519      78,807
---------------------------------------------------------------------------------------------------------------------------
       Total fixed maturities                                           2,704,411      76,200       12,305   2,768,306
 Equity securities                                                        234,089      98,711        4,966     327,834
---------------------------------------------------------------------------------------------------------------------------
       Total                                                           $2,938,500     174,911       17,271   3,096,140
===========================================================================================================================

The changes in unrealized gains (losses) on fixed maturity securities were $58,422, $(97,973) and $261,471 in each of the years ended December 31, 1997,
1996 and 1995, respectively.

The changes in unrealized gains (losses) in equity investments, which include common stocks and nonredeemable preferred stocks were $84,718, $40,895 and $48,186 for the years ended December 31, 1997, 1996 and 1995, respectively.

The amortized cost and estimated fair value of fixed maturities at December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                 Amortized    Estimated
                                                                                                   cost      fair value
---------------------------------------------------------------------------------------------------------------------------
Due in one year or less                                                                           $ 27,247      27,392
Due after one year through five years                                                              439,279     446,935
Due after five years through ten years                                                             913,045     941,311
Due after ten years                                                                                575,015      625,68
Mortgage backed securities                                                                         628,307     663,891
---------------------------------------------------------------------------------------------------------------------------
 Totals                                                                                         $2,582,893   2,705,210
===========================================================================================================================

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements (continued)
December 31, 1997, 1996 and 1995 (in thousands, except share data)


(2) Investments (cont.)

Gross gains of $70,335,  $43,696 and $41,962 and gross losses of $8,654, $16,834 and $14,607 were realized on sales of securities in 1997, 1996 and 1995, respectively; related taxes were $21,588, $9,402, and $9,574 in 1997, 1996 and 1995, respectively. Proceeds from redemptions of held-to-maturity securities during 1995 were $7,022 with no gain or loss realized on such transactions.

Net realized investment gains (losses) for the respective years ended December 31 are summarized as follows:


                                                                                       1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
Fixed maturities, at market                                                           $40,268        8,897      21,877
Equity securities                                                                      21,413       17,964       5,478
Mortgage loans                                                                           (982)      (1,129)       (687)
Real estate                                                                               635        3,104       2,530
Other                                                                                     154         (275)          4
---------------------------------------------------------------------------------------------------------------------------
      Net gains before taxes                                                           61,488       28,561      29,202
Tax expense on net realized gains                                                      21,521        9,996      10,218
---------------------------------------------------------------------------------------------------------------------------
      Net gains after taxes                                                           $39,967       18,565      18,984
===========================================================================================================================

The Company has entered into mortgage backed security reverse repurchase transactions ("dollar rolls") with certain securities dealers. Under this program, the Company sells certain securities for delivery in the current month and simultaneously contracts with the same dealer to repurchase similar, but not identical, securities on a specified future date. The Company gives up the right to receive principal and interest on the securities sold. As of December 31, 1997 and 1996, mortgage backed securities underlying such agreements were carried at a market value of $350,985 and $124,281 respectively, and other liabilities included $369,664 and $130,196 respectively for funds received under these agreements. Average balances outstanding were $183,530 and $83,602 and weighted average interest rates were 7.2% and 7.5% during 1997 and 1996 respectively. The maximum balance outstanding during 1997 and 1996 was $369,664 and $130,196 respectively.

The Company participates in a securities lending program administered by AZOA's investment division. Under this program, the Company loans U.S. Treasury Notes to qualified third parties. The Company obtains collateral for the loans equal to 102 percent of the estimated market value and accrued interest on the loaned securities and receives a portion of the interest earned on the collateral. In addition, the Company maintains full ownership rights to the securities loaned, including investment income and has the ability to sell the securities while they are on loan with the consent of the borrower. There were no securities on loan at December 31, 1997 and 1996.

Impaired mortgage loans are defined as those where it is probable that amounts due according to contractual terms, including principal and interest, will not be collected. Impaired mortgage loans are measured by the Company at the fair value of collateral. Interest income on impaired mortgage loans is recorded on a cash basis. There were no impaired loans held by the Company at December 31, 1997 and 1996.

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements (continued)
December 31, 1997, 1996 and 1995 (in thousands, except share data)


(2) Investments (cont.)

The valuation allowances at December 31, 1997, 1996 and 1995 and the changes in the allowance for the years then ended are summarized as follows:

                                                                                    Writedowns
                                                            Beginning   Charged to  Charged to                   End
                                                             of year    Operations   Allowance  Recoveries     of year
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997:
 Mortgage loans                                              $ 7,279        1,000           0            0       8,279
---------------------------------------------------------------------------------------------------------------------------
Total valuation allowance                                    $ 7,279        1,000           0            0       8,279
===========================================================================================================================
December 31, 1996:
 Mortgage loans                                              $10,487            0           0        3,208       7,279
---------------------------------------------------------------------------------------------------------------------------
Total valuation allowance                                    $10,487            0           0        3,208       7,279
===========================================================================================================================
December 31, 1995:
 Mortgage loans                                              $11,552          914           0        1,979      10,487
 Investment in real estate                                     1,550            0           0        1,550           0
---------------------------------------------------------------------------------------------------------------------------
Total valuation allowance                                    $13,102          914           0        3,529      10,487
===========================================================================================================================

Major categories of net investment income for the respective years ended December 31 are:

                                                                                       1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
Interest:
 Fixed maturities, at amortized cost                                                      $ 0            0       6,284
 Fixed maturities, at market                                                          211,335      178,664     158,421
 Mortgage loans                                                                        25,232       19,267      16,125
 Policy loans                                                                           6,526        7,013       6,688
 Short-term investments                                                                12,804       10,688       7,182
Dividends:
 Preferred stock                                                                          748          818         581
 Common stock                                                                           4,603        4,527       3,204
Interest on assets held by reinsurers                                                   8,858        9,709      10,445
Other invested assets                                                                   9,438        5,344       3,614
---------------------------------------------------------------------------------------------------------------------------
       Total investment income                                                        279,544      236,030     212,544
Investment expenses related to coinsurance agreement (note 6)                          98,417            0           0
Investment expenses                                                                    18,777       13,408      11,386
---------------------------------------------------------------------------------------------------------------------------
       Net investment income                                                         $162,350      222,622     201,158
============================================================================================================================

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements (continued)
December 31, 1997, 1996 and 1995 (in thousands, except share data)


(3) Summary Table of Fair Value Disclosures

                                                                                1997                         1996
---------------------------------------------------------------------------------------------------------------------------
                                                                         Carrying     Fair           Carrying    Fair
                                                                          Amount      Value           Amount     Value
---------------------------------------------------------------------------------------------------------------------------
Financial assets Fixed maturities, at market:
  U.S. Government                                                       $ 528,657    528,657         645,264   645,264
  States and political subdivisions                                        85,829     85,829             424       424
  Foreign governments                                                      37,734     37,734         309,394   309,394
  Public utilities                                                         48,237     48,237           7,041     7,041
  Corporate securities                                                  1,250,532  1,250,532       1,040,322 1,040,322
  Mortgage backed securities                                              663,891    663,891         687,054   687,054
  Collateralized mortgage obligations                                      90,330     90,330          78,807    78,807
 Equity securities                                                        442,607    442,607         327,834   327,834
 Mortgage loans                                                           318,683    333,540         245,559   252,825
 Short term investments                                                   117,124    117,124         204,972   204,972
 Policy loans                                                               5,695      5,695         103,708   103,708
 Other long term investments                                               51,863     51,863             124       124
 Receivables                                                              262,676    262,676         155,278   155,278
 Separate accounts assets                                              10,756,929 10,756,929       9,520,561 9,520,561
Financial liabilities:
 Investment contracts                                                   3,536,690  2,945,366       3,297,973 2,747,914
 Separate account liabilities                                          10,756,929 10,565,205       9,520,561 9,324,358
 Dollar reverse repurchase agreements                                     369,664    369,664         130,196   130,196

See Note 1 "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.

(4) Receivables

Receivables at December 31 consist of the following:

                                                                                                   1997         1996
---------------------------------------------------------------------------------------------------------------------------
Premiums due                                                                                      $207,293     125,216
Agents balances                                                                                      3,186       5,523
Related party receivables                                                                            1,445       2,099
Reinsurance commission receivable                                                                   23,921       7,515
Scholarship enrollment fees                                                                          8,401       8,025
Due from administrators                                                                             13,630       3,244
Other                                                                                                4,800       3,656
---------------------------------------------------------------------------------------------------------------------------
       Total receivables                                                                          $262,676     155,278
---------------------------------------------------------------------------------------------------------------------------

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements (continued)
December 31, 1997, 1996 and 1995 (in thousands, except share data)


(5) Accident and Health Claims Reserves

Accident and health claims reserves are based on long-range projections subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 1997 are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves which are small relative to the amount of such reserves could significantly impact future reported earnings of the Company.

Activity in the accident and health claims reserves, exclusive of long term care, hospital indemnity and AIDS reserves of $12,479, $14,348 and $18,858 in 1997, 1996 and 1995, respectively, is summarized as follows:

                                                                                       1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
Balance at January 1, net of reinsurance recoverables of $114,230,
 $99,292 and $96,090                                                                 $216,596      191,804     185,028
Incurred related to:
 Current year                                                                         341,908      271,308     242,024
 Prior years                                                                          (12,087)     (11,642)     (9,163)
---------------------------------------------------------------------------------------------------------------------------
Total incurred                                                                        329,821      259,666     232,861
---------------------------------------------------------------------------------------------------------------------------

Paid related to:
 Current year                                                                         150,942      107,842     100,165
 Prior years                                                                          144,798      127,032     125,920
---------------------------------------------------------------------------------------------------------------------------
Total paid                                                                            295,740      234,874     226,085
---------------------------------------------------------------------------------------------------------------------------
Balance at December 31, net of reinsurance recoverables of $125,543,
 $114,230 and $99,292                                                                $250,677     216,596      191,804
===========================================================================================================================

Due to lower than anticipated losses related to prior years, the provision for claims and claim adjustment expenses decreased.

(6) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $1 million coverage per individual life. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies.

Included in reinsurance receivables at December 31, 1997 are $902,500, $851,849, $254,448, and $36,520 recoverable from four insurers who, as of December 31, 1997, were rated A+, A+, B++, and A+, respectively, by Best's Insurance Reports. A contingent liability exists to the extent that the Company's reinsurers are unable to meet their contractual obligations. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements (continued)
December 31, 1997, 1996 and 1995 (in thousands, except share data)


(6) Reinsurance (cont.)

Life insurance, annuities and accident and health business assumed from and ceded to other companies is as follows:

                                                                                                             Percentage
                                                                          Assumed      Ceded                  of amount
                                                             Gross      from other   to other       Net        assumed
 Year ended                                                 amount       companies   companies    amount       to net
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997:
Life insurance in force                                  $32,234,241   72,682,842  19,873,094   85,043,989          85.5%
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life insurance                                              252,859      170,798     110,579      313,078          54.6%
 Annuities                                                   217,353        1,910      30,789      188,474           1.0%
 Accident and health insurance                               436,105      311,612     296,650      451,067          69.1%
---------------------------------------------------------------------------------------------------------------------------
       Total premiums                                        906,317      484,320     438,018      952,619          50.8%
===========================================================================================================================
December 31, 1996:
Life insurance in force                                  $37,527,994   44,073,247   6,126,541   75,474,700          58.4%
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life insurance                                              235,837      133,994      37,986      331,845          40.4%
 Annuities                                                   169,503        1,153      12,769      157,887           0.7%
 Accident and health insurance                               396,051      207,179     226,408      376,822          55.0%
---------------------------------------------------------------------------------------------------------------------------
       Total premiums                                        801,391      342,326     277,163      866,554          39.5%
===========================================================================================================================
December 31, 1995:
Life insurance in force                                  $39,601,531   28,790,199   6,884,645   61,507,085          46.8%
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life insurance                                              242,704      108,102      40,291      310,515          34.8%
 Annuities                                                   145,994        1,117      10,376      136,735           0.8%
 Accident and health insurance                               361,290      165,769     172,559      354,500          46.8%
---------------------------------------------------------------------------------------------------------------------------
       Total premiums                                        749,988      274,988     223,226      801,750          34.3%
===========================================================================================================================

Effective January 1, 1997, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure a block of business with life insurance inforce of $13,200,000 and 1997 premium of $90,000. The coinsured block included certain universal life and traditional life insurance policies and annuity contracts. In connection with this agreement, the Company recognized a recoverable on future benefit reserves of $1,102,000, received a ceding commission of $138,500 and transferred assets of $881,000 which support the business. The unearned ceding commission represents deferred revenue which will be amortized over the revenue-producing period of the related reinsured policies. The servicing of the coinsured business was also transferred to a third party insurer who is also the retrocessionaire of the block.

Of the amounts ceded to others, the Company ceded life insurance inforce of $1,163,533, $381,381 and $182,638 in 1997, 1996 and 1995, respectively, and life insurance premiums earned of $2,538, $1,293 and $641 in 1997, 1996 and 1995, respectively, to its ultimate parent Allianz Aktiengesellshaft. The Company also ceded accident and health premiums earned to Allianz Aktiengesellshaft of $2,467, $1,922 and $(7,520) in 1997, 1996 and 1995.

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements (continued)
December 31, 1997, 1996 and 1995 (in thousands, except share data)


(7) Income Taxes

Income Tax Expense

Total income tax expense (benefit) for the years ended December 31 are as follows:

                                                                                       1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
Income tax expense attributable to operations:
 Current tax expenses                                                                $ 31,571       21,936      12,993
 Deferred tax expense                                                                  28,283       30,559      25,772
---------------------------------------------------------------------------------------------------------------------------
Total income tax expense attributable to operations                                  $ 59,854       52,495      38,765
Income tax effect on equity:
 Income tax allocated to stockholder's equity:
  Attributable to unrealized gains and losses for the year                             49,748      (19,967)    108,559
---------------------------------------------------------------------------------------------------------------------------
Total income tax effect on equity                                                    $109,602       32,528     147,324
===========================================================================================================================

Components of Income Tax Expense

Income tax expense computed at the statutory rate of 35% varies from tax expense reported in the Consolidated Statements of Income for the respective years ended December 31 as follows:

                                                                                       1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
Income tax expense computed at the statutory rate                                     $60,735       53,782      44,087
Dividends received deductions and tax-exempt interest                                  (2,792)        (650)     (5,430)
Foreign tax                                                                               916       (2,723)       (464)
Interest on tax deficiency                                                              1,100          261         408
Other                                                                                    (105)       1,824         164
---------------------------------------------------------------------------------------------------------------------------
       Income tax expense as reported                                                 $59,854       52,494      38,765
===========================================================================================================================

Components of Deferred Tax Assets and Liabilities on the Balance Sheet

Tax effects of temporary differences giving rise to the significant components of the net deferred tax liability at December 31 are as follows:

                                                                                                   1997         1996
---------------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
 Provision for post retirement benefits                                                            $ 2,100       2,024
 Allowance for uncollectible accounts                                                                  929       1,256
 Policy reserves                                                                                   177,442     158,131
---------------------------------------------------------------------------------------------------------------------------
       Total deferred tax assets                                                                   180,471     161,411
Deferred tax liabilities:
 Deferred acquisition costs                                                                        277,627     240,906
 Net unrealized gain                                                                               102,756      53,008
 Other                                                                                              28,949      18,257
---------------------------------------------------------------------------------------------------------------------------
       Total deferred tax liabilities                                                              409,332     312,171
Net deferred tax liability                                                                        $228,861     150,760
===========================================================================================================================

Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements (continued)
December 31, 1997, 1996 and 1995 (in thousands, except share data)


(7) Income Taxes (cont.)


Components of Deferred Tax Assets and Liabilities on the Balance Sheet (cont.)

and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

As of December 31, 1997 and 1996, the Company had no tax loss carryforwards or alternative minimum tax credits.

The Company files a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. The Company and each of its insurance subsidiaries generally will be paid for the tax benefit on their losses, and any other tax attributes, to the extent they could have obtained a benefit against their post-1990 separate return taxable income or tax. Income taxes paid by the Company were $39,914, $30,946 and $14,865 in 1997, 1996 and 1995, respectively. At December 31, 1997 and 1996 the Company had a tax recoverable from AZOA of $20,689 and $11,599, respectively and a recoverable from Revenue Canada Taxation of $72 and $856, respectively.


(8) Related Party Transactions

The Company reimbursed AZOA $562, $86 and $738 in 1997, 1996 and 1995, respectively, for certain administrative services performed. The Company had no liability to AZOA for such amounts at December 31, 1997 and 1996, respectively.

AZOA's investment division manages the Company's investment portfolio. The Company paid AZOA $1,957, $1,657 and $1,024 in 1997, 1996 and 1995, respectively, for investment advisory fees. The Company's liability to AZOA for such amounts was $437 and $543 at December 31, 1997 and 1996, respectively.

The Company shares a data center with affiliated insurance companies. Usage charges paid to the data center by the Company were $2,826, $3,275 and $3,752 in 1997, 1996 and 1995, respectively. The Company's liability for data center charges was $292 and $58 at December 31, 1997 and 1996, respectively.

The Company has 200 million authorized shares of preferred stock with a par value of $1 per share. This preferred stock is issuable in series with the number of shares, redemption rights and dividend rate designated by the Board of Directors for each series. Dividends are cumulative at a rate reflective of prevailing market conditions at time of issue and are payable semiannually. Dividend payments are restricted by provisions in State of Minnesota statutes. In 1994, the Company issued 25 million shares of Series A preferred stock with a dividend rate of 6.4% to AZOA for $25,000 and issued 15 millions shares of Series B preferred stock with a dividend rate of 6.95% to AZOA for $15,000. In December 1995, the Company redeemed and canceled the 15 million shares of Series B preferred stock issued to AZOA. There are currently 25 million shares of Series A preferred stock issued and outstanding.

As of December 31, 1996, the Company sold to AZOA, without recourse, two receivables due from third parties amounting to $6,600. These receivables, valued at $5,827, were repurchased by the Company in 1997.


(9) Employee Benefit Plans

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution plan. The Company makes contributions to a money purchase pension plan on behalf of eligible participants. All employees, excluding agents, are eligible to participate in the Primary
Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as accrued. Total pension contributions were $729, $808 and $860 in 1997, 1996 and 1995, respectively.

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements (continued)
December 31, 1997, 1996 and 1995 (in thousands, except share data)


(9) Employee Benefit Plans (cont.)

The Company participates in the Allianz Asset Accumulation Plan (Allianz Plan), a defined contribution plan sponsored by AZOA. Under the Allianz Plan provisions, the Company will match from 50% to 100% of eligible employees' contributions up to a maximum of 6% of a participant's compensation. The total Company match for Plan participants was 90% in 1997 and 100% in 1996 and 1995, respectively. All employees, excluding agents, are eligible to participate after one year of service and are fully vested in the Company's matching contribution after three years of service. The Allianz Plan will accept participants' pretax or after-tax contributions up to 15% of the participant's compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company has accrued $907, $1,105 and $1,188 in 1997, 1996 and 1995, respectively, toward planned contributions.

In 1995, the Company discontinued support of its individual agency field force and suspended contributions to the Agents' Asset Accumulation Plan as of January 1, 1996. During 1995, participation in the Plan decreased significantly resulting in a partial plan termination whereby participants as of January 1, 1995 became fully vested in the Plan. The Company has no intention to fully terminate the Plan in the near term. The Company made no contributions to the Plan in either 1997 or 1996, and $118 in 1995.

The Company provides certain postretirement benefits to employees who retired on or before December 31, 1988 or who were hired before December 31, 1988 and who have at least ten years of service when they reach age 55. The Company's plan obligation at December 31, 1997 and 1996 was $6,001 and $5,783, respectively. This liability is included in "Other liabilities" in the accompanying balance sheet.

(10) Statutory Financial Data and Dividend Restrictions

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and net gain from operations. Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders. Additionally, future life and annuity benefit reserves calculated for statutory accounting do not include provisions for withdrawals.

The differences between stockholder's equity and net income reported in accordance with statutory accounting practices and the accompanying consolidated financial statements as of and for the year ended December 31 are as follows:

                                                          Stockholder's equity                       Net income
---------------------------------------------------------------------------------------------------------------------------
                                                            1997         1996               1997        1996     1995
---------------------------------------------------------------------------------------------------------------------------
Statutory basis                                          $ 635,711      384,989             72,343     67,995   11,565
Adjustments:
 Change in reserve basis                                  (255,816)    (199,566)           (85,110)    13,324  (43,642)
 Deferred acquisition costs                                927,080      863,338             63,742     36,344   28,552
 Net deferred taxes                                       (228,861)    (150,760)           (28,283)   (30,559) (25,772)
 Statutory asset valuation reserve                         151,675      133,564                  0          0        0
 Statutory interest maintenance reserve                     34,336       26,342              7,994      1,183    8,756
 Modified coinsurance reinsurance                          (31,953)    (113,743)            81,790      5,435  104,222
 Unrealized gains on investments                           124,754       64,928                  0          0        0
 Nonadmitted assets                                         14,824        7,121                  0          0        0
 Deferred income on reinsurance                           (150,526)           0                  0          0        0
 Other                                                      (3,632)      (2,036)             1,197      7,446    3,516
---------------------------------------------------------------------------------------------------------------------------
  As reported in the accompanying
   consolidated financial statements                    $1,217,592    1,014,177            113,673    101,168   87,197
===========================================================================================================================

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements (continued)
December 31, 1997, 1996 and 1995 (in thousands, except share data)


(10) Statutory Financial Data and Dividend Restrictions (cont.)

The Company is required to meet minimum statutory capital and surplus requirements. The Company's statutory capital and surplus as of December 31, 1997 and 1996 was in compliance with these requirements. The maximum amount of dividends which can be paid by Minnesota insurance companies to stockholders without prior approval of the Commissioner of Commerce is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement, minus 25% of earned surplus attributable to unrealized capital gains. In accordance with Minnesota Statutes, the Company may declare and pay from its surplus, cash dividends of not more than the greater of 10% of its beginning of the year statutory surplus in any year, or the net gain from operations of the insurer, not including realized gains, for the 12-month period ending the 31st day of the next preceding year. In 1997 and 1996, the Company paid AZOA dividends on preferred stock in the amount of $1,600. A common stock dividend of $551 was paid in 1997. Dividends of $59,071 could be paid in 1998 without prior approval of the Commissioner of Commerce.

Regulatory Risk Based Capital

An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners (NAIC). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Enterprises below specific triggerpoints or ratios are classified within certain levels, each of which requires specified corrective action. The levels and ratios are as follows:

                                     Ratio of total adjusted capital to
                                     authorized control level risk-based
        Regulatory event               capital (less than or equal to)
--------------------------------------------------------------------------------
        Company action level           2 (or 2.5 with negative trends)
        Regulatory action level                      1.5
        Authorized control level                      1
        Mandatory control level                      0.7

The Company met the minimum risk-based capital requirements as of December 31, 1997 and 1996.

Permitted Statutory Accounting Practices

The Company is required to file annual statements with insurance regulatory authorities which are prepared on an accounting basis prescribed or permitted by such authorities. Currently, prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The NAIC currently has a project underway to codify statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project will likely change the definition of what comprises prescribed versus permitted statutory accounting practices, and may result in changes to existing accounting policies insurance enterprises use to prepare their statutory financial statements. The Company does not currently use permitted statutory accounting practices which have a significant impact on its statutory financial statements.

(11) Commitments and Contingencies

The Company and its subsidiaries are involved in various pending or threatened legal proceedings arising from the conduct of their business. In the opinion of management, the ultimate resolution of such litigation will not have a material effect on the consolidated financial position of the Company.

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements (continued)
December 31, 1997, 1996 and 1995 (in thousands, except share data)


(11) Commitments and Contingencies (cont.)

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

The Company is expending significant resources to assure that its computer systems are reprogrammed in time to effectively deal with transactions in the year 2000 and beyond. Costs associated with this effort are not expected to be material and are expensed as incurred. This "Year 2000 Computer Problem" creates risk for the Company from unforeseen problems in its own computer systems and from third parties with whom the Company deals on financial transactions worldwide. Such failures of the Company and/or third parties' computer systems could have a material impact on the Company's ability to conduct its business, and especially to process and account for the transfer of funds electronically.

(12) Foreign Currency Translation

The net assets of the Company's foreign operations are translated into U.S. dollars using exchange rates in effect at each year end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation adjustment reported as a separate component of stockholder's equity. An analysis of this account for the respective years ended December 31 follows:

                                                                                       1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
Beginning amount of cumulative translation adjustments                                $(3,473)      (3,455)     (3,787)
---------------------------------------------------------------------------------------------------------------------------
Aggregate adjustment for the period resulting from translation adjustments             (1,500)         (28)        511
Amount of income tax benefit (expense) for period related to aggregate adjustment         525           10        (179)
---------------------------------------------------------------------------------------------------------------------------
       Net aggregate translation included in equity                                      (975)         (18)        332
---------------------------------------------------------------------------------------------------------------------------
Ending amount of cumulative translation adjustments                                   $(4,448)      (3,473)     (3,455)
===========================================================================================================================
Canadian foreign exchange rate at end of year                                          0.6992       0.7297      0.7329

(13) Subsequent Event - Life USA Holding, Inc.

In 1995, in conjunction with an expanded marketing agreement, the Company provided Life USA Holding, Inc. (Life USA), an unrelated insurance company, with $30,000 in exchange for a fifteen year convertible debenture paying 5% interest for the first five years with the interest rate reset annually thereafter based on LIBOR plus 1%. In connection with a definitive agreement signed in January 1998, the Company will convert its debenture to equity in 1998.

As noted above, the Company entered into a definitive agreement with Life USA in January 1998 to acquire up to a 35% equity ownership in Life USA and extend the existing marketing agreement between the two companies to December 31, 2000. Acquisition of the Company's equity ownership will be accomplished through the following:

 - Conversion of the $30,000 debenture for 2.43 million shares of common stock (conversion price of $12.34 per share);
 - Exercise of the Company's preemptive right to purchase 241,846 shares of common stock at $12.36 per share;
 - Purchase of 925,000 shares of common stock from certain members of Life USA management at $16.44 per share; and
 - Commitment of $100 million to purchase newly issued common stock in increments of $20 million over a five year period beginning in 1998.

Additionally, the Company may acquire an additional 1,604,104 shares of Life USA common stock in open market purchases over the next year.

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements (continued)
December 31, 1997, 1996 and 1995 (in thousands, except share data)


(13) Subsequent Event - Life USA Holding, Inc. (cont.)

As part of this agreement, the Company has the right to nominate two people to Life USA's board of directors, with additional rights of nomination in the future based on the Company's proportional ownership. Two members of the Company's management were named to Life USA's board of directors in January 1998.

(14) Supplementary Insurance Information

The following table summarizes certain financial information by line of business for 1997, 1996 and 1995:

                                As of December 31                           For the year ended December 31
---------------------------------------------------------------------------------------------------------------------------
                              Future policy          Other       Premium Benefits, Net change
                      Deferred  benefits,           policy       revenue  claims       in
                       policy    losses,          claims and    and other   Net    losses, and policy    Other
                     acquisitionclaims andUnearned benefits    contract investment settlement acquisition operating Premiums
                        costs loss expensepremiums  payable  considerations income  expenses  costs (a) expenses   written (b)
---------------------------------------------------------------------------------------------------------------------------
1997:
Life                  $189,971 1,297,269    5,215   63,572       313,078    24,352  230,357  (14,363)   99,913
Annuities              717,721 3,251,829        0    1,881       188,474   118,028  124,535  (44,924)  186,789
Accident and health     19,388         0   44,953  487,660       451,067    19,970  327,526   (4,455)  151,312
---------------------------------------------------------------------------------------------------------------------------
                      $927,080 4,549,098   50,168  553,113       952,619   162,350  682,418  (63,742)  438,014
===========================================================================================================================
1996:
Life                  $175,608 1,204,633    5,502   62,369       331,845    89,049  258,221    4,308   103,352
Annuities              672,797 2,879,221        0    1,859       157,887   113,537  105,335  (43,283)  161,002
Accident and health     14,933         0   26,674  374,596       376,822    20,036  256,364    2,631   122,337
---------------------------------------------------------------------------------------------------------------------------
                      $863,338 4,083,854   32,176  438,824       866,554   222,622  619,920  (36,344)  386,691
===========================================================================================================================
1995:
Life                  $179,915 1,088,964    5,493   62,660       310,514    83,741  239,287    8,475   124,415
Annuities              629,515 2,601,943        0      580       136,736    98,214   89,321  (34,235)  137,000
Accident and health     17,564         0   28,688  308,658       354,500    19,203  249,232   (2,792)  105,615
---------------------------------------------------------------------------------------------------------------------------
                      $826,994 3,690,907   34,181  371,898       801,750   201,158  577,840  (28,552)  367,030
===========================================================================================================================

(a) See note 1 for total gross amortization.
(b) Premiums written are not applicable for life insurance companies.

                                   APPENDIX A

                          ILLUSTRATION OF POLICY VALUES


     The following tables illustrate how Policy Account values, Net Cash Values and death benefits of a Policy change based on the investment experience of the Policy Sub-Accounts. The illustrations are hypothetical and may not be used to project or predict investment results. The Policy Account values, Net Cash
Values and death benefits in the tables take into account all charges and deductions against the Policy. These tables assume that the cost of insurance rates for the Policy are based on the current and guaranteed rates appropriate to the class indicated. These tables also assume that a level annual premium of $1,200 was paid. These tables all assume that the Insured is in the most favorable male risk status, i.e., Non-Smoker. For Insureds who are classified as Smoker or less favorable risk status, the cost of insurance will be greater and thus Policy values will be less given the same assumed hypothetical gross annual investment rates of return. The cost of insurance will be less and thus Policy values will be greater for female Insureds of comparable risk status. Some states require that the Policies contain tables based upon unisex rates.


     Gross investment returns of 0%, 6% and 12% are assumed to be level for all years shown. The values would be different if the rates of return averaged 0%, 6% and 12% over the period of years but fluctuated above and below those averages during individual years.


     The values shown reflect the fact that the net investment return of the Policy Sub-Accounts is lower than the gross investment return on the assets held in the Portfolios because of the charges levied against the Policy Sub-Accounts. The daily investment advisory fee is assumed to be equivalent to an annual rate of 0.672% of the net assets of the Portfolios of the Trust (which is the average of the investment advisory fees assessed the Trust in 1997 weighted by Policy Sub-Account value as of 12/31/97). The values also assume that each Portfolio of the Trust will incur expenses annually which are assumed to be 0.055% of the average net assets of the Portfolio. This is the average in 1997 weighted by Policy Sub-Account value as of 12/31/97. The Policy Sub-Accounts will be assessed for mortality and expense risks at a guaranteed annual rate not to exceed 0.90% (the current annual rate is 0.60%) of the average daily net assets of the Policy Sub-Account and for administrative expenses at an annual rate of 0.15% of the average daily net assets of the Policy Sub-Account. After taking these expenses and charges into consideration, the illustrated gross annual investment rates of 0%, 6% and 12% are equivalent to net rates of -1.47%, 4.45% and 10.36%.


     The Company deducts an insurance risk premium for a Policy Month from the Policy Account values. The insurance risk premium rate is based on the sex (where permitted by state law), attained age and rate class of the Insured.

     Upon request, the Company will provide a comparable illustration based upon the attained age, sex (where permitted by state law) and rate class of the proposed Insured and for the face amount or premium requested.


                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                             VARIABLE UNIVERSAL LIFE

PREPARED FOR: CLIENT                                INITIAL DEATH BENEFIT: $100,000
ISSUE AGE: 35, NON-SMOKER                           ANNUAL PREMIUM:       $1,200.00
SEX: MALE                                           INITIAL DEATH BENEFIT OPTION: A


                                                                     CURRENT VALUES
                                 -------------------------------------------------------------------------------------------
                                     VALUES PROJECTED AT           VALUES PROJECTED AT             VALUES PROJECTED AT
                                           0.00%                          6.00%                          12.00%
                                 -------------------------------------------------------------------------------------------
END                     ACCUM                NET        NET                 NET       NET                   NET       NET
OF          ANNUAL    @ 5.00%     POLICY    CASH       DEATH    POLICY     CASH      DEATH     POLICY      CASH      DEATH
YR.   AGE   PREMIUM    PREMIUM   ACCOUNT    VALUE     BENEFIT   ACCOUNT    VALUE    BENEFIT    ACCOUNT     VALUE    BENEFIT
---   ---   -------    -------   -------    -----     -------   -------    -----    -------    -------     -----    -------
 1   35      1,200      1,260        757       35     100,000      813        92     100,000      870         148   100,000
 2   36      1,200      2,583      1,674      892     100,000    1,840     1,058     100,000    2,013       1,231   100,000
 3   37      1,200      3,972      2,573    1,731     100,000    2,907     2,066     100,000    3,269       2,428   100,000
 4   38      1,200      5,431      3,452    2,601     100,000    4,017     3,165     100,000    4,651       3,799   100,000
 5   39      1,200      6,962      4,314    3,494     100,000    5,171     4,351     100,000    6,172       5,351   100,000

 6   40      1,200      8,570      5,154    4,383     100,000    6,367      5,597    100,000    7,841       7,070   100,000
 7   41      1,200     10,259      5,981    5,261     100,000    7,618      6,898    100,000    9,686       8,965   100,000
 8   42      1,200     12,032      6,788    6,118     100,000    8,918      8,247    100,000   11,716      11,046   100,000
 9   43      1,200     13,893      7,579    6,991     100,000   10,271      9,683    100,000   13,955      13,367   100,000
10   44      1,200     15,848      8,354    7,848     100,000   11,682     11,176    100,000   16,426      15,920   100,000

15   49      1,200      27,189    11,897    11,897    100,000   19,600     19,600    100,000   33,127      33,127   100,000
20   54      1,200      41,633    14,621    14,621    100,000   28,967     28,967    100,000   60,339      60,339   100,000
25   59      1,200      60,136    16,631    16,631    100,000   41,100     41,100    100,000   107,953    107,953   144,657
30   64      1,200      83,713    16,826    16,826    100,000   55,899     55,899    100,000   187,120    187,120   228,286
35   69      1,200     113,804    13,867    13,867    100,000   74,438     74,438    100,000   318,016    318,016   368,898


     CURRENT VALUES ARE BASED ON PROJECTED  INTEREST RATES AND CURRENT  EXPENSES AND COST OF INSURANCE  CHARGES NOW IN EFFECT,
     WHICH ARE  SUBJECT TO CHANGE.  THE  CURRENT  MONTHLY  EXPENSE  CHARGES ARE $20.00 PER MONTH IN YEAR 1 AND $5.00 PER MONTH
     THEREAFTER.

IT IS EMPHASIZED THAT THE HYPOTHETICAL  INVESTMENT RATES OF RETURN SHOWN IN THIS ILLUSTRATION ARE ILLUSTRATIVE ONLY AND SHOULD
NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE  INVESTMENT RATES OF RETURN.  ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN
THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS,  INCLUDING  THE  INVESTMENT  ALLOCATIONS  MADE BY THE OWNER,  PREVAILING
INTEREST  RATES AND RATES OF INFLATION.  THE DEATH BENEFIT AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT THAN THOSE SHOWN
IF THE ACTUAL  INVESTMENT  RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS,  BUT ALSO FLUCTUATED ABOVE OR BELOW
THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE TRUST THAT THESE HYPOTHETICAL
RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.



                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                             VARIABLE UNIVERSAL LIFE

PREPARED FOR: CLIENT                                INITIAL DEATH BENEFIT: $100,000
ISSUE AGE: 35, NON-SMOKER                           ANNUAL PREMIUM:       $1,200.00
SEX: MALE                                           INITIAL DEATH BENEFIT OPTION: A

                                                                     GUARANTEED VALUES
                                 ------------------------------------------------------------------------------------------
                                     VALUES PROJECTED AT           VALUES PROJECTED AT             VALUES PROJECTED AT
                                           0.00%                          6.00%                          12.00%
                                 ------------------------------------------------------------------------------------------
END                     ACCUM                NET        NET                 NET       NET                  NET        NET
OF          ANNUAL     @ 5.00%   POLICY     CASH      DEATH     POLICY     CASH      DEATH     POLICY     CASH       DEATH
YR.   AGE   PREMIUM    PREMIUM   ACCOUNT    VALUE    BENEFIT    ACCOUNT    VALUE    BENEFIT    ACCOUNT    VALUE     BENEFIT
---   ---   -------    -------   -------    -----    -------    -------    -----    -------    -------    -----     -------
 1   35      1,200      1,260        747       25     100,000      803        81     100,000      859         138   100,000
 2   36      1,200      2,583      1,601      819     100,000    1,764       982     100,000    1,933       1,151   100,000
 3   37      1,200      3,972      2,430    1,588     100,000    2,754     1,912     100,000    3,105       2,263   100,000
 4   38      1,200      5,431      3,235    2,383     100,000    3,775     2,923     100,000    4,384       3,532   100,000
 5   39      1,200      6,962      4,015    3,195     100,000    4,829     4,008     100,000    5,783       4,962   100,000

 6   40      1,200      8,570      4,761    3,991     100,000    5,905      5,135    100,000    7,301       6,531   100,000
 7   41      1,200     10,259      5,485    4,764     100,000    7,018      6,297    100,000    8,965       8,244   100,000
 8   42      1,200     12,032      6,175    5,504     100,000    8,156      7,486    100,000   10,777      10,107   100,000
 9   43      1,200     13,893      6,833    6,245     100,000    9,323      8,735    100,000   12,754      12,166   100,000
10   44      1,200     15,848      7,459    6,953     100,000   10,519     10,013    100,000   14,915      14,409   100,000

15   49      1,200     27,189     10,099    10,099    100,000   16,978     16,978    100,000   29,213      29,213   100,000
20   54      1,200     41,633     11,628    11,628    100,000   24,094     24,094    100,000   51,916      51,916   100,000
25   59      1,200     60,136     11,422    11,422    100,000   31,536     31,536    100,000   88,689      88,689   118,843
30   64      1,200     83,713      8,358     8,358    100,000   38,762     38,762    100,000   147,088    147,088   179,446
35   69      1,200    113,804         20        20    100,000   44,688     44,688    100,000   238,464    238,464   276,618


     CURRENT VALUES ARE BASED ON PROJECTED  INTEREST RATES AND CURRENT  EXPENSES AND COST OF INSURANCE  CHARGES NOW IN EFFECT,
     WHICH ARE  SUBJECT TO CHANGE.  THE  CURRENT  MONTHLY  EXPENSE  CHARGES ARE $20.00 PER MONTH IN YEAR 1 AND $9.00 PER MONTH
     THEREAFTER.

IT IS EMPHASIZED THAT THE HYPOTHETICAL  INVESTMENT RATES OF RETURN SHOWN IN THIS ILLUSTRATION ARE ILLUSTRATIVE ONLY AND SHOULD
NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE  INVESTMENT RATES OF RETURN.  ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN
THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS,  INCLUDING  THE  INVESTMENT  ALLOCATIONS  MADE BY THE OWNER,  PREVAILING
INTEREST  RATES AND RATES OF INFLATION.  THE DEATH BENEFIT AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT THAN THOSE SHOWN
IF THE ACTUAL  INVESTMENT  RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS,  BUT ALSO FLUCTUATED ABOVE OR BELOW
THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE TRUST THAT THESE HYPOTHETICAL
RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.



                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                             VARIABLE UNIVERSAL LIFE

PREPARED FOR: CLIENT                                INITIAL DEATH BENEFIT: $100,000
ISSUE AGE: 35, NON-SMOKER                           ANNUAL PREMIUM:       $1,200.00
SEX: MALE                                           INITIAL DEATH BENEFIT OPTION: B

                                                                      CURRENT VALUES
                                 ------------------------------------------------------------------------------------------
                                     VALUES PROJECTED AT           VALUES PROJECTED AT             VALUES PROJECTED AT
                                           0.00%                          6.00%                          12.00%
                                 ------------------------------------------------------------------------------------------
END                     ACCUM                NET       NET                  NET       NET                  NET        NET
OF           ANNUAL    @ 5.00%    POLICY    CASH      DEATH     POLICY     CASH      DEATH     POLICY     CASH       DEATH
YR.   AGE   PREMIUM    PREMIUM   ACCOUNT    VALUE    BENEFIT    ACCOUNT    VALUE    BENEFIT    ACCOUNT    VALUE     BENEFIT
---   ---   -------    -------   -------    -----    -------    -------    -----    -------    -------    -----     -------
 1   35      1,200      1,260        755       33     100,755      812         90    100,811      868         147   100,868
 2   36      1,200      2,583      1,670      888     101,669    1,835      1,053    101,835    2,008       1,226   102,007
 3   37      1,200      3,972      2,563    1,722     102,563    2,897      2,055    102,896    3,257       2,416   103,257
 4   38      1,200      5,431      3,437    2,585     103,436    3,998      3,147    103,998    4,629       3,777   104,628
 5   39      1,200      6,962      4,290    3,470     104,290    5,142      4,321    105,141    6,135       5,314   106,134

 6   40      1,200      8,570      5,119    4,349     105,119    6,323      5,553    106,323     7,784      7,014   107,784
 7   41      1,200     10,259      5,935    5,214     105,934    7,556      6,836    107,556     9,604      8,883   109,603
 8   42      1,200     12,032      6,728    6,057     106,727    8,833      8,163    108,833    11,600     10,929   111,599
 9   43      1,200     13,893      7,502    6,914     107,501   10,160      9,572    110,159    13,795     13,207   113,795
10   44      1,200     15,848      8,259    7,753     108,258   11,539     11,033    111,539    16,212     15,706   116,211

15   49      1,200     27,189     11,666    11,666    111,666   19,178     19,178    119,178    32,352     32,352   132,351
20   54      1,200     41,633     14,122    14,122    114,122   27,864     27,864    127,864    57,847     57,847   157,847
25   59      1,200     60,136     15,609    15,609    115,608   38,332     38,332    138,331   100,885    100,885   200,884
30   64      1,200     83,713     14,889    14,889    114,888   49,279     49,279    149,278   170,655    170,655   270,655
35   69      1,200    113,804     10,535    10,535    110,535   59,083     59,083    159,082   283,488    283,488   383,488


     CURRENT VALUES ARE BASED ON PROJECTED  INTEREST RATES AND CURRENT  EXPENSES AND COST OF INSURANCE  CHARGES NOW IN EFFECT,
     WHICH ARE  SUBJECT TO CHANGE.  THE  CURRENT  MONTHLY  EXPENSE  CHARGES ARE $20.00 PER MONTH IN YEAR 1 AND $5.00 PER MONTH
     THEREAFTER.

IT IS EMPHASIZED THAT THE HYPOTHETICAL  INVESTMENT RATES OF RETURN SHOWN IN THIS ILLUSTRATION ARE ILLUSTRATIVE ONLY AND SHOULD
NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE  INVESTMENT RATES OF RETURN.  ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN
THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS,  INCLUDING  THE  INVESTMENT  ALLOCATIONS  MADE BY THE OWNER,  PREVAILING
INTEREST  RATES AND RATES OF INFLATION.  THE DEATH BENEFIT AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT THAN THOSE SHOWN
IF THE ACTUAL  INVESTMENT  RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS,  BUT ALSO FLUCTUATED ABOVE OR BELOW
THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE TRUST THAT THESE HYPOTHETICAL
RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.



                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                             VARIABLE UNIVERSAL LIFE

PREPARED FOR: CLIENT                                INITIAL DEATH BENEFIT: $100,000
ISSUE AGE: 35, NON-SMOKER                           ANNUAL PREMIUM:       $1,200.00
SEX: MALE                                           INITIAL DEATH BENEFIT OPTION: B

                                                                     GUARANTEED VALUES
                                 ------------------------------------------------------------------------------------------
                                     VALUES PROJECTED AT           VALUES PROJECTED AT             VALUES PROJECTED AT
                                           0.00%                          6.00%                          12.00%
                                 ------------------------------------------------------------------------------------------
END                     ACCUM                NET       NET                  NET       NET                  NET        NET
OF          ANNUAL     @ 5.00%    POLICY    CASH      DEATH     POLICY     CASH      DEATH     POLICY     CASH       DEATH
YR.   AGE   PREMIUM    PREMIUM   ACCOUNT    VALUE    BENEFIT    ACCOUNT    VALUE    BENEFIT    ACCOUNT    VALUE     BENEFIT
---   ---   -------    -------   -------    -----    -------    -------    -----    -------    -------    -----     -------
 1   35      1,200      1,260        745       24     100,745      801        80     100,801     858         136    100,857
 2   36      1,200      2,583      1,596      815     101,596    1,758       976     101,758    1,927       1,146   101,927
 3   37      1,200      3,972      2,421    1,579     102,420    2,743     1,901     102,742    3,092       2,250   103,092
 4   38      1,200      5,431      3,218    2,367     103,218    3,755     2,903     103,755    4,361       3,509   104,360
 5   39      1,200      6,962      3,990    3,170     103,990    4,797     3,977     104,797    5,744       4,924   105,744

 6   40      1,200      8,570      4,725    3,954     104,724    5,858     5,088     105,858    7,241       6,471   107,241
 7   41      1,200     10,259      5,434    4,714     105,434    6,950     6,230     106,950    8,875       8,155   108,875
 8   42      1,200     12,032      6,108    5,437     106,107    8,063     7,393     108,063   10,648       9,978   110,648
 9   43      1,200     13,893      6,746    6,158     106,745    9,197     8,609     109,197   12,574      11,986   112,574
10   44      1,200     15,848      7,348    6,842     107,348   10,354     9,848     110,354   14,667      14,161   114,667

15   49      1,200     27,189      9,812     9,812    109,811   16,455     16,455    116,454   28,250      28,250   128,249
20   54      1,200     41,633     11,017    11,017    111,017   22,723     22,723    122,723   48,782      48,782   148,781
25   59      1,200     60,136     10,266    10,266    110,266   28,270     28,270    128,270   79,454      79,454   179,454
30   64      1,200     83,713      6,445     6,445    106,445   31,471     31,471    131,471   124,811    124,811   224,811
35   69      1,200    113,804          0         0          0   29,241     29,241    129,241   190,902    190,902   290,901


     CURRENT VALUES ARE BASED ON PROJECTED  INTEREST RATES AND CURRENT  EXPENSES AND COST OF INSURANCE  CHARGES NOW IN EFFECT,
     WHICH ARE  SUBJECT TO CHANGE.  THE  CURRENT  MONTHLY  EXPENSE  CHARGES ARE $20.00 PER MONTH IN YEAR 1 AND $9.00 PER MONTH
     THEREAFTER.

IT IS EMPHASIZED THAT THE HYPOTHETICAL  INVESTMENT RATES OF RETURN SHOWN IN THIS ILLUSTRATION ARE ILLUSTRATIVE ONLY AND SHOULD
NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE  INVESTMENT RATES OF RETURN.  ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN
THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS,  INCLUDING  THE  INVESTMENT  ALLOCATIONS  MADE BY THE OWNER,  PREVAILING
INTEREST  RATES AND RATES OF INFLATION.  THE DEATH BENEFIT AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT THAN THOSE SHOWN
IF THE ACTUAL  INVESTMENT  RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS,  BUT ALSO FLUCTUATED ABOVE OR BELOW
THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE TRUST THAT THESE HYPOTHETICAL
RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.


                                     PART II

                          UNDERTAKINGS TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission theretofore or hereafter duly adopted pursuant to authority conferred in that section.


                                 REPRESENTATION

Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Policy described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


                                 INDEMNIFICATION

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of Minnesota, and in the manner prescribed therin.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Policies issued by the Variable Account, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet

The Prospectus consisting of __ pages

Representations

The signatures

The following exhibits:


     A. Copies of all exhibits required by paragraph A of instructions for Exhibits in Form N-8B-2.

     1.  Resolution of the Board of Directors of the Company##
     2.  Not Applicable
     3.  a.  Principal Underwriter Agreement
     3.  b.  Selling Agreement##
     4.  Not Applicable
     5.  Individual Variable Life Insurance Policy#
         i.  Individual Variable Life Insurance Policy Endorsements##
     6.  a. Copy of Articles of  Incorporation of the Company##
     6.  b. Copy of the Bylaws of the  Company##
     7.  Not  Applicable
     8.  Not  Applicable
     9.  a. Administrative  Agreement  (filed  confidentially)*
     9.  b.  Form  of Fund  Participation Agreement#
    10.  Application for Individual Variable Life Insurance Policy#
    12.  Memorandum of Exchange Rights
    13.  Powers of Attorney
    27.  Not Applicable

B.     Opinion and Consent of Counsel

C.     Consent of Actuary

D.     Independent Auditors' Consent


    *  Incorporated by reference to Registrant's Pre-Effective
       Amendment No. 1

    #  Incorporated by reference to Registrant's Post-Effective
       Amendment No. 9 to Form S-6, File Nos. 33-11158 and
       811-4965 as electronically filed on April 24, 1996.

   ##  Incorporated by reference to Registrant's Post-Effective
       Amendment No. 11 to Form S-6, File Nos. 33-11158 and
       811-4965 as electronically filed on April 30, 1997.




                                 REPRESENTATIONS


     1. Registrant represents that Section (b)(13)(iii)(F) of Rule 6e-3(T) is being relied on.

     2. Registrant represents that the level of the risk charge is within the range of industry practice for comparable flexible contracts.

     3. Registrant represents that it has analyzed the risk charge taking into consideration such facts as current charge levels, potential adverse mortality, the manner in which charges are imposed, the markets in which the Policy will be offered and anticipated sales and lapse rates.

         Registrant also represents that a memorandum has been prepared in connection with the analysis of the risk charge as set forth above. Registrant undertakes to keep and make available to the Commission on request a copy of the memorandum.

     4. Registrant represents that the Company has concluded that there is a reasonable likelihood that the distribution financing arrangements of the Variable Account will benefit the Variable Account and policyholders and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.

     5. Registrant represents that the Variable Account will invest only in management investment companies which have undertaken to have a Board of Directors, a majority of whom are not interested persons of the Company, formulate and approve any plan under Rule 12b_1 to finance distribution expenses.


                                   SIGNATURES



As required by the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Minneapolis and State of Minnesota, on this 24th day of April, 1998.



                                          ALLIANZ LIFE
                                          VARIABLE ACCOUNT A
                                          (Registrant)




                                     By:  ALLIANZ LIFE INSURANCE COMPANY
                                          OF NORTH AMERICA
                                          (Depositor)




                                     By:  /S/ MICHAEL T. WESTERMEYER
                                          ------------------------------
                                          Michael T. Westermeyer


Attest:/S/ THOMAS B. CLIFFORD
       ----------------------------





Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature and Title
Lowell C. Anderson*     Chairman of the Board                   04/24/98
Lowell C. Anderson      President and Chief Executive Officer       Date

Herbert F. Hansmeyer*   Director                                04/24/98
Herbert F. Hansmeyer                                                Date

Michael P. Sullivan*    Director                                04/24/98
Michael P. Sullivan                                                 Date

Dr.Jerry E. Robertson*  Director                                04/24/98
Dr.Jerry E. Robertson                                              Date

Dr. Gerhard Rupprecht*  Director                                04/24/98
Dr. Gerhard Rupprecht                                               Date

Edward J. Bonach*       Chief Financial Officer                 04/24/98
Edward J. Bonach                                                    Date

Rev. Dennis J. Dease*   Director                                04/24/98
Rev. Dennis J. Dease                                                Date

James R. Campbell*      Director                                04/24/98
James R. Campbell                                                   Date


Robert M. Kimmitt*      Director                                04/24/98
Robert M. Kimmitt                                                   Date


                              *By Power of Attorney


                               By:/S/ MICHAEL T. WESTERMEYER
                                  --------------------------------
                                      Michael T. Westermeyer
                                        Attorney-in-Fact






                                    EXHIBITS

                                       TO

                     POST-EFFECTIVE AMENDMENT NO.    12

                                       TO

                                    FORM S-6

                         ALLIANZ LIFE VARIABLE ACCOUNT A

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA






                                INDEX TO EXHIBITS



Exhibit                                                              Page
-------                                                              ----

EX-99.A3a.  Principal Underwriter Agreement

EX-99.A13   Powers of Attorney

EX-99.B     Opinion and Consent of Counsel

EX-99.C     Consent of Actuary

EX-99.D     Independent Auditors' Consent